UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 through April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2017 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Discovery Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Research Enhanced Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

May 25, 2017 (Unaudited)

Dear Shareholder,

The world’s leading economies continued their upward trajectory over the six months ended April 30, 2017, bolstered by central bank policies, growth in corporate earnings and buoyant consumer and business sentiment.

“While bond markets provided a mixed performance over the six months ended April 30, 2017, equity markets rewarded investors with solid returns.” — George C.W. Gatch

While the U.S. and China had been leading drivers of growth for most of the current economic expansion, by late 2016 and into 2017 the world’s other leading economies began to strengthen. Each of the world’s 20 largest economies was forecast to increase output of goods and services through 2017 and the variation in growth rates among those economies was forecast to be the lowest since 1980, according to Bloomberg News.

The U.S. economy slowed somewhat in the first quarter of 2017, but unemployment dropped to 4.4% in April 2017 and the U.S. Federal Reserve reiterated its intent to raise interest rates amid continued economic growth and rising inflation. Throughout the six month reporting period, U.S. financial markets — particularly U.S. equities — generally outperformed other developed markets and emerging markets.

China’s economy continued to grow and posted a 6.9% rise in gross domestic product (GDP) in the first quarter of 2017, amid strength in housing, infrastructure investment, exports and retail sales. Notably, financial markets in China remained largely stable for the six month reporting period. For the 86 trading days through April 24, 2017, the Shanghai Stock Exchange Composite Index hadn’t fallen by more than 1%, thanks in large part to government efforts to prevent a recurrence of the sharp sell-offs that hit Chinese markets in mid-2015 and early 2016.

Meanwhile, Chinese officials sought to reduce financial system risk by tightening money-market rules and pushing to reduce the use of leverage and financial market speculation.

In the European Union (EU), rising consumer spending and manufacturing led to 0.6% growth in first quarter GDP. In particular, Germany’s economy continued to accelerate into 2017, with positive growth in factory orders and an estimated 14% increase in corporate earnings in the first quarter of 2017. Surveys of consumer sentiment across the EU were more upbeat than in recent years. At the end of March 2017, EU unemployment stood at 9.5%, the lowest level since April 2009.

In emerging markets, economic strength in China and a rebound in commodities prices, which began in the latter half of 2016, helped lift economic growth. Moreover, the economies of Brazil, Argentina, Russia, Turkey and South Africa — which were seen as weak links in the global economy — all showed positive growth by the end of April 2017.

While bond markets provided a mixed performance over the six months ended April 30, 2017, equity markets rewarded investors with solid returns. The Standard & Poor’s 500 Index returned 13.32% for the reporting period, while the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East Index (net of foreign withholding taxes) returned 11.73% and the MSCI Emerging Markets Index (net of foreign withholding taxes) returned 9.03%.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

Global financial markets generally provided positive returns for the six month reporting period as the world’s leading economies continued to grow in a more uniform fashion and investors sought returns in many developed and emerging markets.

During the final quarter of 2016 and into 2017, certain leading U.S. equity indexes hit multiple record highs amid solid corporate earnings and expectations that the Republican majorities in the U.S. Congress and President Trump’s administration would work to ease business regulations, reduce taxes and increase infrastructure spending.

In Europe, a pickup in corporate earnings and improvements in consumer sentiment also proved attractive to investors during the reporting period. Electoral defeats of anti-European Union (EU) politicians in Austria and the Netherlands also helped lift investor sentiment across the EU and other developed markets.

Emerging markets also saw investment inflows during the six month reporting period amid economic and financial market stability in China. Notably, the Chinese government’s efforts to curb excessive leverage in its financial markets appeared to adversely impact the Shanghai Stock Exchange Composite Index in April 2017. Meanwhile, several previously underperforming economies – particularly Brazil, Argentina, Russia, Turkey and South Africa – showed signs of improvement toward the end of the reporting period.

Commodities prices showed signs of stabilization during the reporting period and global oil prices reached 15-month highs in October 2016. Oil prices were further bolstered by the December 2016 decision by the Organization of Petroleum Exporting Countries’ to curb production. However, by the end of the reporting period, overproduction pushed global oil prices lower.

For the six months ended April 30, 2017, the MSCI Europe Australasia and Far East Index (net of foreign withholding taxes) returned 11.47% and the MSCI Emerging Markets Index (net of foreign withholding taxes) returned 8.88%.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	11.03%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	8.88%

Net Assets as of 4/30/2017 (In Thousands)	$1,881,826

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

The Fund’s security selection in the energy sector and its security selection and overweight position in the materials sector were leading contributors to performance relative to the Benchmark. The Fund’s security selection in the utilities sector and its security selection and overweight position in the consumer staples sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Polski Koncern Naftowy SA, KGHM Polska Miedz SA and AAC Technologies Holdings Inc. Shares of Polski Koncern Naftowy, a Polish crude oil processor, benefitted from rising oil prices during most of the reporting period. Shares of KGHM Polska Miedz, a Polish metals mining and smelting company, rose amid investor expectations for higher demand for base metals. Shares of AAC Technologies Holdings, a Chinese maker of acoustical components for consumer electronics, rose on expectations for continued growth in smartphone sales.

Leading individual detractors from relative performance included the Fund’s underweight position in Samsung Electronics Co. and its overweight positions in Micro-Star International Co. and Emlak Konut Gayrimenkul Yatiri

Ortakligi AS. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer, rose after the company reported strong earnings growth. Shares of Micro-Star International, a Taiwanese maker of computer hardware, declined as the company transitioned to new products, which reduced sales. Shares of Emlak Konus Gayrimenkul, a Turkish real estate investment trust, fell after the company announced it would eliminate regular dividend payments.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and securities with positive catalysts. As a result of this process, the Fund’s largest average country exposures during the six months ended April 30, 2017, were to China, South Korea and Taiwan and its smallest average country exposures were to Chile, Singapore and Vietnam. From a sector perspective, the Fund’s largest average weightings were in the financials, information technology and energy sectors, while its smallest average weightings were in the telecommunication services, health care and real estate sectors.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Samsung Electronics Co. Ltd. (South Korea)	2.3%
2.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.2
3.	Itau Unibanco Holding SA, ADR (Brazil)	1.9
4.	Tencent Holdings Ltd. (China)	1.7
5.	Alibaba Group Holding Ltd., ADR (China)	1.6
6.	Polski Koncern Naftowy ORLEN SA (Poland)	1.5
7.	NetEase, Inc., ADR (China)	1.5
8.	China Construction Bank Corp., Class H (China)	1.5
9.	Bank of China Ltd., Class H (China)	1.4
10.	Copa Holdings SA, Class A (Panama)	1.4

PORTFOLIO COMPOSITION BY COUNTRY***
China	21.9%
South Korea	17.0
Taiwan	14.1
Brazil	9.4
Russia	8.6
Thailand	4.6
Turkey	4.3
India	3.1
Hong Kong	2.8
Poland	2.5
South Africa	2.5
Hungary	1.5
Panama	1.4
Malaysia	1.3
United Arab Emirates	1.2
Others (each less than 1.0%)	2.1
Short-Term Investment	1.7

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2008
With Sales Charge**		5.03%	14.62%	(1.33)%	(0.97)%
Without Sales Charge		10.85	21.01	(0.26)	(0.39)
CLASS C SHARES	February 28, 2008
With CDSC***		9.64	19.45	(0.74)	(0.88)
Without CDSC		10.64	20.45	(0.74)	(0.88)
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 28, 2008	11.03	21.31	0.00 (a)	(0.13)
CLASS R5 SHARES	February 28, 2008	11.10	21.52	0.20	0.06
CLASS R6 SHARES	September 1, 2015	11.10	21.54	0.22	0.07

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
(a)	Amount rounds to less than 0.005%.

LIFE OF FUND PERFORMANCE (2/28/08 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2008.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from February 28, 2008 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)[1]*	10.00%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	8.88%

Net Assets as of 4/30/2017 (In Thousands)	$3,562,217

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities from emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

The Fund’s security selection in the financials and consumer staples sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the information technology and energy sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Sberbank of Russia OJSC, JD.com Inc. and AAC Technologies Holdings Inc. Shares of Sberbank, a Russian bank, rose along with a general rebound in Russian equities during the reporting period. Shares of JD.com, a Chinese retailer of consumer electronics, rose on revenue growth and expanding profit margins. Shares of AAC Technologies Holdings, a Chinese maker of acoustical components for consumer electronics, rose on expectations for continued growth in smartphone sales.

Leading individual detractors from relative performance included the Fund’s underweight position in Samsung Electronics Co. and its overweight positions in Magnit PJSC and BB Seguridade Participacoes SA. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer, rose after the company reported strong earnings growth. Shares of Magnit, a Russian operator of retail stores, fell on weak sales growth. Shares of BB Seguridade Participacoes, a Brazilian insurance company, fell after the company forecast slower profit growth.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth. As a result of this process, the Fund’s largest average sector positions during the reporting period were in the financials, information technology and consumer discretionary sectors, while the Fund’s smallest average sector positions were in the utilities, materials and health care sectors. The Fund’s largest average country positions were in China, India and South Africa and its smallest average positions were in Turkey, Egypt and Papua New Guinea.

[1]	Effective December 1, 2016, the Fund’s Institutional Class Shares were renamed Class L Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Tencent Holdings Ltd. (China)	6.5%
2.	Alibaba Group Holding Ltd., ADR (China)	4.0
3.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.0
4.	AIA Group Ltd. (Hong Kong)	3.7
5.	Housing Development Finance Corp. Ltd. (India)	3.5
6.	Samsung Electronics Co. Ltd. (South Korea)	3.2
7.	Bid Corp. Ltd. (South Africa)	2.6
8.	Tata Consultancy Services Ltd. (India)	2.3
9.	JD.com, Inc., ADR (China)	2.2
10.	HDFC Bank Ltd., ADR (India)	2.0

PORTFOLIO COMPOSITION BY COUNTRY***
India	18.6%
China	18.5
South Africa	11.1
Brazil	10.1
Taiwan	7.7
Hong Kong	6.6
South Korea	5.1
Russia	4.1
United States	3.4
Indonesia	3.1
Mexico	2.6
Argentina	1.6
Panama	1.3
Peru	1.2
Switzerland	1.0
Others (each less than 1.0%)	2.7
Short-Term Investment	1.3

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		4.14%	15.38%	0.86%	1.90%
Without Sales Charge		9.92	21.77	1.95	2.45
CLASS C SHARES	February 28, 2006
With CDSC***		8.62	20.12	1.44	1.94
Without CDSC		9.62	21.12	1.44	1.94
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 10, 2001	10.00	22.02	2.20	2.70
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	November 15, 1993	10.06	22.17	2.35	2.87
CLASS R5 SHARES	September 9, 2016	10.09	22.20	2.36	2.87
CLASS R6 SHARES	December 23, 2013	10.16	22.37	2.43	2.90

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/07 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Class L Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2007 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan Emerging Markets Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)(1)*	5.55%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	8.88%

Net Assets as of 4/30/2017 (In Thousands)	$16,087

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

The Fund’s security selection and underweight position in the information technology sector and its security selection in the financials sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection in the consumer discretionary and energy sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Samsung Electronics Co. and its overweight positions in Engie Brasil Energia SA and BB Seguridade Participacoes SA. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer that was not held in the Fund, rose after the company reported strong earnings growth. Shares of Engie Brasil Energia, a Brazilian electricity generator, fell amid investor concerns about the company’s transition toward renewable energy and electricity transmission. Shares of BB Seguridade Participacoes, a Brazilian insurance company, fell after the company forecast slower profit growth.

Leading individual contributors to relative performance included the Fund’s overweight positions in Fuyao Glass Industry Group Co. and GD Midea Holding Co. and its underweight position in Petroleo Brasiliero SA. Shares of Fuyao Glass Industry Group, a Chinese maker of glass for the automobile industry, rose on investor expectations for growing auto sales. Shares of GD Midea Holding, a Chinese appliance manufacturer not held in the Benchmark, rose on investor expectations for growth in the retail market for home appliances. Shares of Petroleo Brasiliero, Brazil’s state-controlled petroleum company, which was not held in the Fund, fell amid a global oversupply of oil at the end of the reporting period.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

(1)	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Emerging Markets Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5.0%
2.	Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	3.0
3.	Banco Santander Chile, ADR (Chile)	3.0
4.	Moscow Exchange MICEX-RTS PJSC (Russia)	2.7
5.	Fuyao Glass Industry Group Co. Ltd., Class A (China)	2.7
6.	China Mobile Ltd. (China)	2.7
7.	Ambev SA, ADR (Brazil)	2.7
8.	Samsung Electronics Co. Ltd. (South Korea)	2.5
9.	BB Seguridade Participacoes SA (Brazil)	2.5
10.	China Resources Power Holdings Co. Ltd. (China)	2.4

SUMMARY OF INVESTMENTS BY COUNTRY***
Taiwan	19.5%
China	13.1
South Africa	12.2
Brazil	7.4
Russia	7.4
South Korea	6.6
Mexico	6.3
Hong Kong	6.0
Thailand	4.3
Turkey	3.4
Czech Republic	3.0
Chile	3.0
Indonesia	2.1
Hungary	1.7
United Arab Emirates	1.5
United States	1.4
France	0.9
Short-Term Investment	0.2

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	December 12, 2014
With Sales Charge**		(0.17)%	7.99%	(2.42)%
Without Sales Charge		5.39	13.98	(0.18)
CLASS C SHARES	December 12, 2014
With CDSC***		4.18	12.33	(0.68)
Without CDSC		5.18	13.33	(0.68)
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	December 12, 2014	5.55	14.18	0.07
CLASS R5 SHARES	December 12, 2014	5.72	14.47	0.28
CLASS R6 SHARES	December 12, 2014	5.67	14.52	0.32

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/12/14 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 12, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Markets Equity Income Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from December 12, 2014 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	12.78%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)[2]	12.12%

Net Assets as of 4/30/2017 (In Thousands)	$7,716,152

INVESTMENT OBJECTIVE**

The JPMorgan Global Research Enhanced Index Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the telecommunications and banks-finance sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the banks-capital markets and basic industries sectors was a leading detractor from relative performance. By region, the Fund’s security selection in North America was the leading contributor to relative performance, while the Fund’s underweight allocation to Europe and its overweight allocation to Japan detracted from relative performance.

Due to the Fund holding a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by JPMorgan’s team of analysts, the Fund’s portfolio managers took marginally overweight positions in securities that they considered undervalued, while being marginally underweight in or not holding securities in the Benchmark that they considered overvalued. During the reporting period, the Fund’s portfolio managers used exchange-traded funds and futures to help manage cash flows.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc. (United States)	2.3%
2.	Microsoft Corp. (United States)	1.7
3.	Amazon.com, Inc. (United States)	1.2
4.	Facebook, Inc., Class A (United States)	1.2
5.	Alphabet, Inc., Class C (United States)	1.0
6.	Wells Fargo & Co. (United States)	0.9
7.	Bank of America Corp. (United States)	0.9
8.	Alphabet, Inc., Class A (United States)	0.8
9.	Exxon Mobil Corp. (United States)	0.8
10.	General Electric Co. (United States)	0.8

PORTFOLIO COMPOSITION BY COUNTRY***
United States	59.8%
Japan	8.7
United Kingdom	5.6
France	4.1
Germany	3.7
Canada	3.4
Switzerland	2.9
Australia	2.6
Netherlands	2.0
Spain	1.4
Hong Kong	1.2
Others (each less than 1.0%)	4.0
Short-Term Investment	0.6

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]	MSCI World Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2013
With Sales Charge**		6.72%	9.36%	3.84%	8.05%
Without Sales Charge		12.62	15.44	5.72	9.46
CLASS C SHARES	February 28, 2013
With CDSC***		11.36	13.84	5.20	8.91
Without CDSC		12.36	14.84	5.20	8.91
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 28, 2013	12.78	15.74	5.99	9.73
CLASS R2 SHARES	February 28, 2013	12.46	15.14	5.45	9.18

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Research Enhanced Index Fund, the MSCI World Index and the Lipper Global Large-Cap Core Funds Index from February 28, 2013 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutuals funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan Global Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	14.34%
Morgan Stanley Capital International (“MSCI”) All Country World Index (net of foreign withholding taxes)	11.76%

Net Assets as of 4/30/2017 (In Thousands)	$2,125

INVESTMENT OBJECTIVE**

The JPMorgan Global Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI All Country World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the consumer discretionary and financials sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the health care and energy sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in North America and its security selection and underweight position in Japan were leading contributors to relative performance, while the Fund’s security selection in Europe, including the U.K., was a leading detractor from relative performance.

Leading individual contributors to the Fund’s relative performance included its overweight positions in Time Inc., Harman International Industries Inc. and Vertex Pharmaceuticals Inc. Shares of Time, a magazine publisher not held in the Benchmark, rose on news that the company was soliciting takeover offers. Shares of Harman International, an auto parts manufacturer, rose ahead of its takeover by Samsung Electronics Co. Shares of Vertex Pharmaceuticals, a drug maker, rose following positive results from clinical trials of its treatment for cystic fibrosis.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Teva Pharmaceutical Industries Ltd., Alexion Pharmaceuticals Inc. and BT Group PLC. Shares of Teva Pharmaceutical, an Israel-based maker of generic and specialty drugs, fell amid investor concerns about the company’s patent on a key drug and general concerns about pricing pressure on generic drugs. Shares of Alexion Pharmaceuticals, a drug maker, fell amid management changes and investor concerns about increased competition for the company’s drugs. Share of BT Group, a telecommunications provider, fell after the company significantly reduced its earnings forecast.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined a contrarian approach with bottom-up fundamental research to construct a global portfolio of what they believed were undervalued companies, characterized by sustainability of earnings, strong free cash flow and the ability to increase earnings faster than their sector peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C (United States)	5.0%
2.	Citigroup, Inc. (United States)	3.3
3.	Molson Coors Brewing Co., Class B (United States)	3.1
4.	Vodafone Group plc (United Kingdom)	3.1
5.	Amazon.com, Inc. (United States)	2.7
6.	Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.6
7.	Shire plc, ADR (United States)	2.5
8.	Novartis AG (Registered) (Switzerland)	2.4
9.	AXA SA (France)	2.4
10.	Kroger Co. (The) (United States)	2.4

PORTFOLIO COMPOSITION BY COUNTRY***
United States	49.4%
United Kingdom	10.1
China	8.9
France	7.8
Japan	5.7
Switzerland	3.9
Israel	2.6
Denmark	1.8
Hong Kong	1.6
Canada	1.5
Luxembourg	1.5
Netherlands	1.4
India	1.1
Others (each less than 1.0%)	0.8
Short-Term Investment	1.9

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		8.12%	11.26%	3.67%	8.24%	9.55%
Without Sales Charge		14.09	17.42	5.55	9.42	10.65
CLASS C SHARES	November 30, 2011
With CDSC***		12.84	15.84	5.04	8.88	10.10
Without CDSC		13.84	16.84	5.04	8.88	10.10
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	November 30, 2011	14.34	17.82	5.90	9.75	10.98
CLASS R2 SHARES	November 30, 2011	14.05	17.18	5.30	9.15	10.38
CLASS R5 SHARES	November 30, 2011	14.35	18.00	6.03	9.92	11.15
CLASS R6 SHARES	November 30, 2011	14.41	18.07	6.09	9.97	11.21

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Unconstrained Equity Fund, the MSCI All Country World Index and the Lipper Global Multi-Cap Core Funds Index from November 30, 2011 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Lipper Global Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through January 5, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan International Discovery Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	12.11%
MSCI Europe, Australasia and Far East Small and Mid Cap Index (“MSCI EAFE SMID Cap Index”)	12.29%

Net Assets as of 4/30/2017 (In Thousands)	$6,762

INVESTMENT OBJECTIVE**

The JPMorgan International Discovery Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI EAFE SMID Cap Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

Relative to the Benchmark, the Fund’s security selection in the materials and diversified financials sectors was a leading detractor from performance, while the Fund’s overweight position and security selection in the capital goods sector and its security selection in the retailing sector were leading contributors to relative performance.

By region, the Fund’s security selection in the Pacific, excluding Japan, was a leading detractor from relative performance, while its security selection in emerging markets was a leading contributor to relative performance.

Leading individual detractors included the Fund’s underweight positions in Plus500 Ltd., Noble Group Ltd. and M3 Inc. Shares of Plus500, a U.K. online securities trading platform operator, rose after the company named a new chairwoman and reached a settlement in a dispute with Belgian regulators. Shares of Noble Group, a Chinese commodities supply chain operator, rose on news reports that Sinochem was seeking to buy a stake in the company. Shares of M3, a Japanese provider of online health care services, rose after Sony Corp. announced plans to sell its stake in the company.

Leading individual contributors to relative performance included the Fund’s positions in JD Sports Fashion PLC, Ashtead Group PLC and Ipsen. Shares of JD Sports Fashion, a U.K.

apparel retailer, rose after the company reported better-than-expected earnings. Shares of Ashtead Group, a U.K. equipment rental company, rose after the company reported strong earnings growth. Shares of Ipsen, a French drug maker, rose amid the company’s successful launch of two new drugs.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were primarily invested in equity and equity-like securities of foreign companies, including foreign subsidiaries of U.S. companies. At April 30, 2017, the Fund’s largest sector holdings were in the industrials, consumer discretionary and materials sectors, while the Fund’s smallest sector holdings were in the utilities, telecommunications services and energy sectors. By region, the Fund’s largest positions were in Europe and Japan.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Ashtead Group plc (United Kingdom)	1.8%
2.	JD Sports Fashion plc (United Kingdom)	1.7
3.	Micro Focus International plc (United Kingdom)	1.4
4.	Aristocrat Leisure Ltd. (Australia)	1.4
5.	AAC Technologies Holdings, Inc. (China)	1.4
6.	Electrocomponents plc (United Kingdom)	1.4
7.	Treasury Wine Estates Ltd. (Australia)	1.3
8.	Challenger Ltd. (Australia)	1.3
9.	Mitsubishi Motors Corp. (Japan)	1.2
10.	Domino’s Pizza Enterprises Ltd. (Australia)	1.2

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	24.9%
United Kingdom	16.4
France	8.5
Australia	8.4
Switzerland	7.1
Italy	6.8
Hong Kong	4.7
Germany	4.1
China	3.5
Sweden	3.2
Finland	2.2
Norway	2.1
United States	1.4
Denmark	1.3
Georgia	1.1
Others (each less than 1.0%)	4.3

***	Percentages indicated are based upon total investments as of April 30, 2017. The Fund’s composition is subject to change.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Discovery Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	December 21, 2015
With Sales Charge**		6.06%	9.55%	3.84%
Without Sales Charge		11.91	15.64	8.04
CLASS C SHARES	December 21, 2015
With CDSC***		10.62	14.12	7.50
Without CDSC		11.62	15.12	7.50
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	December 21, 2015	12.11	16.08	8.40
CLASS R5 SHARES	December 21, 2015	12.15	16.19	8.54
CLASS R6 SHARES	December 21, 2015	12.19	16.31	8.62

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/21/15 TO 04/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 21, 2015.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Discovery Fund, the MSCI EAFE SMID Cap Index (net of foreign withholding taxes) and the Lipper international Multi-Cap Core Funds Index from December 21, 2015 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE SMID Cap Index (net of foreign withholding taxes) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper international Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE SMID Cap Index captures mid and small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	11.03%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	11.47%

Net Assets as of 4/30/2017 (In Thousands)	$3,688,410

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

The Fund’s security selection in the industrials and energy sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and consumer discretionary sectors was a leading contributor to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Japan Tobacco Inc., CNOOC Ltd. and Vodafone Group PLC. Shares of Japan Tobacco, a maker of tobacco products, fell amid investor concerns about the company’s domestic sales volume and competition for its next-generation products. Shares of CNOOC, a Chinese offshore petroleum company that was not held in the Benchmark, fell after the company issued a lower-than-expected forecast for production and capital expenditures. Shares of Vodafone, a U.K. telecommunications company, fell after the company reported slower revenue growth, driven by low cost competition in its Indian business.

Leading individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Samsung Electronics Co., Prudential PLC and Akzo Nobel NV.

Shares of Samsung Electronics, a South Korean consumer electronics manufacturer not held in the Benchmark, rose after the company reported strong earnings growth. Shares of Prudential, a U.K. insurance and financial services company, rose after the company reported better-than-expected results from its U.S. and Asia businesses. Shares of Akzo Nobel, a Dutch paint and coatings manufacturer, rose following news reports that PPG Industries Inc. was seeking to acquire the company.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Samsung Electronics Co. Ltd., GDR (South Korea)	2.2%
2.	HSBC Holdings plc (United Kingdom)	2.1
3.	Roche Holding AG (Switzerland)	2.1
4.	Prudential plc (United Kingdom)	2.1
5.	Novartis AG (Registered) (Switzerland)	2.0
6.	SAP SE (Germany)	1.9
7.	UBS Group AG (Registered) (Switzerland)	1.8
8.	Vodafone Group plc (United Kingdom)	1.7
9.	Sumitomo Mitsui Financial Group, Inc. (Japan)	1.7
10.	Royal Dutch Shell plc, Class A (Netherlands)	1.7

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	20.8%
United Kingdom	19.1
France	12.2
Switzerland	10.5
Germany	8.0
Netherlands	5.6
Hong Kong	4.5
China	3.1
South Korea	2.7
Belgium	1.6
Spain	1.2
Taiwan	1.2
Australia	1.2
India	1.1
South Africa	1.1
Denmark	1.0
United States	1.0
Others (each less than 1.0%)	2.0
Short-Term Investment	2.1

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		5.16%	8.78%	3.99%	0.54%
Without Sales Charge		10.99	14.78	5.12	1.08
CLASS C SHARES	January 31, 2003
With CDSC***		9.70	13.22	4.59	0.56
Without CDSC		10.70	14.22	4.59	0.56
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	January 1, 1997	11.03	15.01	5.37	1.33
CLASS R2 SHARES	November 3, 2008	10.84	14.45	4.85	0.85
CLASS R5 SHARES	May 15, 2006	11.09	15.19	5.57	1.52
CLASS R6 SHARES	November 30, 2010	11.23	15.28	5.63	1.55

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/07 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2007 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the

Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	8.87%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	11.47%

Net Assets as of 4/30/2017 (In Thousands)	$175,872

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the banks and insurance sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the industrial cyclical sector and its underweight position in the utilities sector, where the Fund had no holdings, were leading positive contributors to relative performance.

By region, the Fund’s underweight positions and security selection in the Pacific and in Japan detracted from relative performance, while the Fund’s holdings in emerging markets, where the Benchmark had no exposure, and its security selection and underweight position in Continental Europe made positive contributions to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Royal Ahold Delhaize NV, Daiwa Securities Group Inc. and Severstal PAO. Shares of Royal Ahold Delhaize, a Netherlands grocery chain, fell after the company reported a decline in earnings. Shares of Daiwa Securities Group, a Japanese financial services company, fell amid investor expectations for low returns in Japanese financial markets. Shares of Severstal, a Russian an iron ore producer and steelmaker, fell amid a decline in global prices for iron ore.

Leading individual contributors to relative performance included the Fund’s underweight position in Toyota Motor Corp. and its overweight positions in Michelin SCA and Samsung Electronics Co. Shares of Toyota, a Japanese automaker, fell amid a slowdown in U.S. auto sales and ongoing litigation related to faulty air bags. Shares of Michelin, a French maker of automotive tires and maps and guides, rose amid investor expectations for increased auto sales. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer not held in the Benchmark, rose after the company reported strong earnings growth.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	GlaxoSmithKline plc (United Kingdom)	3.5%
2.	British American Tobacco plc (United Kingdom)	3.0
3.	Anheuser-Busch InBev SA/NV (Belgium)	3.0
4.	Danske Bank A/S (Denmark)	2.7
5.	HSBC Holdings plc, ADR (United Kingdom)	2.4
6.	WPP plc (United Kingdom)	2.3
7.	Siemens AG (Registered) (Germany)	2.3
8.	Cie Generale des Etablissements Michelin (France)	2.2
9.	Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	2.2
10.	Bridgestone Corp. (Japan)	2.2

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	24.4%
Germany	12.2
Japan	10.8
Switzerland	7.6
France	7.5
Netherlands	5.7
Russia	4.9
Finland	3.9
Belgium	3.0
Denmark	2.7
South Korea	2.0
Canada	1.9
Czech Republic	1.8
China	1.6
Norway	1.5
New Zealand	1.3
Hong Kong	1.1
Spain	1.0
Others (each less than 1.0%)	3.2
Short-Term Investment	1.9

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2011
With Sales Charge**		2.96%	1.71%	5.29%	3.57%
Without Sales Charge		8.69	7.33	6.43	4.48
CLASS C SHARES	February 28, 2011
With CDSC***		7.42	5.87	5.91	3.95
Without CDSC		8.42	6.87	5.91	3.95
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 28, 2011	8.87	7.70	6.74	4.77
CLASS R2 SHARES	February 28, 2011	8.56	7.10	6.16	4.21
CLASS R5 SHARES	February 28, 2011	8.91	7.81	6.90	4.94
CLASS R6 SHARES	January 30, 2015	8.95	7.86	6.91	4.94

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Income Fund, the MSCI EAFE Index and the Lipper International Equity Income Funds Index from February 28, 2011 to April 30, 2017. Return information prior to July 31, 2013 for the Lipper International Equity Income Funds Index is not provided by Lipper, Inc. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper Inter-

national Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Equity Income Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	12.51%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	11.47%

Net Assets as of 4/30/2017 (In Thousands)	$2,971,751

INVESTMENT OBJECTIVE**

The JPMorgan International Opportunities Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the industrial cyclical and basic industries sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the transportation services and consumer cyclical sector and the banks sector was a leading detractor from relative performance.

The Fund’s regional allocations made positive contributions to relative performance, with the Fund’s security selection in Europe, excluding the U.K., and Japan providing the leading contributions and the Fund’s security selection in the U.K. and emerging markets providing the smallest contribution. The Benchmark had no allocation to emerging markets.

Leading individual contributors to relative performance included the Fund’s overweight positions in DMG Mori Co., Norsk Hydro ASA and Goodman Group. Shares of DMG Mori, a Japanese maker of industrial cutting machine tools that was not held in the Benchmark, rose on investor expectations for increased demand from the robotics sector. Shares of Norsk Hydro, a Norwegian aluminum and renewable energy company, rose on increased aluminum prices and weakness in Norway’s currency. Shares of Goodman Group, an Australian real estate company, rose amid strong tenant demand and the company’s reduced debt obligations.

Leading individual detractors from relative performance included the Fund’s overweight positions in Orix Corp. and Yamato Holdings Co. and its underweight position in LMH Moet Hennessy Louis Vuitton SE. Shares of Orix, a Japanese financial services company, fell amid a slowdown in the company’s growth. Shares of Yamato Holdings, a Japanese parcel delivery and logistics company, fell after the company reported lower-than-expected earnings and higher-than-expected costs. Shares of LVMH Moet Hennessy, a luxury goods manufacturer that was not held in the Fund, rose on increased sales and improved consumer sentiment.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the security to realize its inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and the Fund’s currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	2.6%
2.	Roche Holding AG (Switzerland)	2.4
3.	British American Tobacco plc (United Kingdom)	2.2
4.	Siemens AG (Registered) (Germany)	2.1
5.	Mitsubishi UFJ Financial Group, Inc. (Japan)	1.7
6.	ING Groep NV (Netherlands)	1.7
7.	TOTAL SA (France)	1.7
8.	BNP Paribas SA (France)	1.7
9.	Unilever NV, CVA (United Kingdom)	1.6
10.	Anheuser-Busch InBev SA/NV (Belgium)	1.6

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	23.6%
United Kingdom	16.5
France	13.9
Germany	9.0
Netherlands	6.9
Switzerland	5.3
Australia	3.8
China	2.8
Italy	2.4
Denmark	2.4
Finland	2.2
Spain	1.6
Belgium	1.6
India	1.5
United States	1.4
Norway	1.4
Sweden	1.3
Chile	1.1
Short-Term Investment	1.3

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge**		6.63%	5.61%	4.45%	0.09%
Without Sales Charge		12.51	11.46	5.58	0.64
CLASS C SHARES	July 31, 2007
With CDSC***		11.21	9.88	5.03	0.12
Without CDSC		12.21	10.88	5.03	0.12
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 10, 2001	12.52	11.65	5.85	0.88
CLASS R6 SHARES	November 30, 2010	12.74	12.02	6.16	1.14

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/07 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Opportunities Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2007 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the

Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	12.66%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	11.47%

Net Assets as of 4/30/2017 (In Thousands)	$1,715,944

INVESTMENT OBJECTIVE**

The JPMorgan International Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the industrial cyclical and banks sectors was a leading positive contributor to relative performance. The Fund’s security selection in the automobiles sector and overweight position in the telecommunications sector were leading detractors from relative performance.

Each of the Fund’s regional allocations made a positive contribution to relative performance. The Fund’s security selection in Europe, excluding the U.K., was a leading contributor to relative performance, while the Fund’s security selection in the Pacific, excluding Japan, was the smallest contributor to relative performance.

Due to the Fund holding a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by analysts, the Fund’s portfolio managers took a marginally overweight position in securities included within the universe of the Benchmark that they considered undervalued, while marginally underweighting or not holding securities in the Benchmark that they considered overvalued.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	2.6%
2.	Roche Holding AG (Switzerland)	1.9
3.	British American Tobacco plc (United Kingdom)	1.6
4.	Siemens AG (Registered) (Germany)	1.4
5.	Bayer AG (Registered) (Germany)	1.4
6.	SAP SE (Germany)	1.2
7.	HSBC Holdings plc (United Kingdom)	1.2
8.	Toyota Motor Corp. (Japan)	1.2
9.	Commonwealth Bank of Australia (Australia)	1.2
10.	Anheuser-Busch InBev SA/NV (Belgium)	1.2

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	21.4%
United Kingdom	15.7
Germany	10.9
France	10.1
Switzerland	9.7
Australia	6.6
Netherlands	5.2
Italy	3.1
Hong Kong	2.6
Spain	2.4
Finland	2.0
Belgium	1.2
United States	1.1
Denmark	1.1
Others (each less than 1.0%)	4.7
Short-Term Investment	2.2

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 23, 1993
With Sales Charge**		6.59%	7.38%	5.90%	(0.09)%
Without Sales Charge		12.49	13.30	7.05	0.45
CLASS C SHARES	November 4, 1997
With CDSC***		11.20	11.66	6.48	(0.18)
Without CDSC		12.20	12.66	6.48	(0.18)
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	October 28, 1992	12.66	13.60	7.33	0.70
CLASS R2 SHARES	November 3, 2008	12.40	12.99	6.79	0.19

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/07 to 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class I Shares. Class R2 Shares performance has been adjusted to reflect the difference in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Research Enhanced Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2007 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	11.76%
Morgan Stanley Capital International (“MSCI”) All Country World Index, Ex-U.S. (net of foreign withholding taxes)	10.37%

Net Assets as of 4/30/2017 (In Thousands)	$174,359

INVESTMENT OBJECTIVE**

The JPMorgan International Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI All Country World Index, ex-U.S. (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the consumer discretionary and materials sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the energy and telecommunication services sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in Europe and the U.K. was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the Pacific, excluding Japan, and in North America was a leading detractor from relative performance.

Leading individual contributors to the relative performance included the Fund’s overweight positions in Altice NV, Actelion Ltd. and Wartsila Oyj. Shares of Altice, a Dutch telecommunications and media company, rose on news reports that it would sell a minority interest in its U.S. operations through an initial public offering. Shares of Actelion, a Swiss drug maker, rose on news reports of a $30 billion takeover offer by Johnson & Johnson. Shares of Wartsila, a Finnish maker of engines and generators, rose after the company won several large contracts for supply and maintenance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Teva Pharmaceutical Industries Ltd., CNOOC Ltd and Alimentation Couche-Tard Inc. Shares of Teva Pharmaceutical, an Israel-based maker of generic and specialty drugs, fell amid investor concerns about the company’s patent on a key drug and general concerns about pricing pressure on generic drugs. Shares of CNOOC, a Chinese offshore petroleum company, fell after the company reported a decline in earnings and revenue. Shares of Alimentation Couche-Tard, a Canadian operator of convenience stores, rose after the company reported growth in sales and earnings.

HOW WAS THE FUND POSITIONED?

By harnessing their team’s global sector specialists, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and unique companies, whose future prospects, the managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on the share price.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Altice NV, Class A (Netherlands)	4.1%
2.	British American Tobacco plc (United Kingdom)	3.5
3.	Continental AG (Germany)	2.8
4.	Nokia OYJ (Finland)	2.7
5.	Banco Bilbao Vizcaya Argentaria SA (Spain)	2.7
6.	Samsung Electronics Co. Ltd., GDR (South Korea)	2.6
7.	NN Group NV (Netherlands)	2.6
8.	Vodafone Group plc (United Kingdom)	2.6
9.	CNOOC Ltd. (China)	2.6
10.	LafargeHolcim Ltd. (Registered) (Switzerland)	2.5

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	18.4%
Netherlands	10.8
Japan	10.2
China	7.8
Switzerland	7.8
South Korea	6.4
Hong Kong	5.9
Finland	4.8
Germany	4.6
Canada	4.0
Spain	2.7
India	2.3
Belgium	2.0
Israel	2.0
Denmark	1.6
Macau	1.5
Italy	1.5
South Africa	1.3
United States	1.2
Short-Term Investment	3.2

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		5.66%	7.49%	1.45%	5.38%	7.34%
Without Sales Charge		11.54	13.45	3.29	6.52	8.41
CLASS C SHARES	November 30, 2011
With CDSC***		10.29	11.95	2.78	6.00	7.87
Without CDSC		11.29	12.95	2.78	6.00	7.87
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	November 30, 2011	11.76	13.85	3.63	6.84	8.73
CLASS R2 SHARES	November 30, 2011	11.43	13.20	3.04	6.26	8.14
CLASS R5 SHARES	November 30, 2011	11.81	13.96	3.76	7.00	8.90
CLASS R6 SHARES	November 30, 2011	11.80	14.02	3.81	7.06	8.96

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Unconstrained Equity Fund, the MSCI All Country World Index, ex-U.S. and the Lipper International Large-Cap Growth Funds Index from November 30, 2011 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index, ex-U.S. does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index, ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Lipper International Large-Cap Growth Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)[1]*	12.89%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Value Index (net of foreign withholding taxes)	12.53%

Net Assets as of 4/30/2017 (In Thousands)	$824,857

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide high total return from a portfolio of foreign company equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017.

By sector, the Fund’s security selection in the insurance and utilities sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the energy and health care sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in Japan, Europe and the U.K. was a leading contributor to relative performance, while the Fund’s underweight allocation to the Pacific, excluding Japan, and its security selection in emerging markets and North America were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Prudential PLC and Bankia SA and its underweight position in Toyota Motor Corp.

Shares of Prudential, a U.K. insurance and financial services company that was not held in the Benchmark, rose after the company’s chief executive said there were “significant” growth opportunities for the company’s business abroad. Shares of Bankia, a Spanish financial services company, rose on better-than-expected earnings. Shares of Toyota, a Japanese automaker, fell amid a slowdown in U.S. auto sales and ongoing litigation related to faulty air bags.

Leading individual detractors from relative performance included the Fund’s overweight positions in Teva Pharmaceutical Industries Ltd., Daikin Industries Ltd. and CNOOC Ltd. Shares of Teva Pharmaceuticals, an Israeli maker of generic and specialty drugs, fell amid investor concerns about the company’s patent on a key drug and general concerns about pricing pressure on generic drugs. Shares of Daikin Industries, a maker of air conditioning systems that was not held in the Benchmark, fell after the company reported a decline in revenue. Shares of CNOOC, a Chinese offshore petroleum company that was not held in the Benchmark, fell after the company reported a decline in earnings and revenue.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive value investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the securities to realize their inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and currency exposure.

[1]	Effective December 1, 2016, the Fund’s Institutional Class Shares were renamed Class L Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	3.9%
2.	TOTAL SA (France)	3.4
3.	Siemens AG (Registered) (Germany)	2.8
4.	Australia & New Zealand Banking Group Ltd. (Australia)	2.8
5.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.8
6.	BNP Paribas SA (France)	2.2
7.	AXA SA (France)	2.2
8.	ING Groep NV (Netherlands)	2.0
9.	Zurich Insurance Group AG (Switzerland)	1.9
10.	Rio Tinto plc (United Kingdom)	1.8

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	22.7%
France	15.9
United Kingdom	10.1
Germany	8.4
Netherlands	7.7
Switzerland	4.5
Australia	3.9
Italy	3.3
Spain	3.0
Belgium	2.2
Sweden	1.8
United States	1.5
Hong Kong	1.3
Israel	1.3
Singapore	1.2
Austria	1.1
South Korea	1.1
Canada	1.0
Norway	1.0
Finland	1.0
Luxembourg	1.0
Others (each less than 1.0%)	2.3
Short-Term Investment	2.7

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		6.73%	7.56%	3.39%	(0.99)%
Without Sales Charge		12.66	13.50	4.51	(0.46)
CLASS C SHARES	July 11, 2006
With CDSC***		11.35	11.82	4.00	(0.95)
Without CDSC		12.35	12.82	4.00	(0.95)
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 10, 2001	12.75	13.75	4.80	(0.20)
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	November 4, 1993	12.89	13.89	4.95	(0.05)
CLASS R2 SHARES	November 3, 2008	12.48	13.14	4.25	(0.68)
CLASS R5 SHARES	September 9, 2016	12.80	13.89	4.95	(0.05)
CLASS R6 SHARES	November 30, 2010	12.90	14.08	5.07	0.03

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/07 TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2007 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	11.08%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	11.47%

Net Assets as of 4/30/2017 (In Thousands)	$2,922,753

INVESTMENT OBJECTIVE**

The JPMorgan Intrepid International Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2017. The Fund’s portfolio managers attempted to construct the Fund so that security selection and style factors (i.e., growth, value and quality characteristics) would be the primary drivers of returns.

The Fund’s security selection in the consumer discretionary and telecommunication services sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials and health care sectors was a leading contributor to relative performance.

The Fund targeted investments in companies that exhibited specific growth, value and quality characteristics during the period. The Fund held a range of 150 to 250 securities. Consequently, the impact of any individual security on the Fund’s overall performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed were attractive based on their proprietary multifactor model.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Roche Holding AG (Switzerland)	1.8%
2.	Unilever NV, CVA (United Kingdom)	1.5
3.	Nestle SA (Registered) (Switzerland)	1.5
4.	British American Tobacco plc (United Kingdom)	1.4
5.	Siemens AG (Registered) (Germany)	1.2
6.	Sanofi (France)	1.2
7.	Bayer AG (Registered) (Germany)	1.0
8.	BHP Billiton Ltd. (Australia)	1.0
9.	ING Groep NV (Netherlands)	1.0
10.	Banco Santander SA (Spain)	1.0

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	23.6%
United Kingdom	16.0
Switzerland	11.3
France	10.2
Germany	7.4
Australia	6.9
Netherlands	3.2
Denmark	3.0
Spain	2.9
Sweden	2.8
Hong Kong	2.3
Italy	1.1
Norway	1.1
United States	1.0
Others (each less than 1.0%)	4.6
Short-Term Investment	2.6

***	Percentages indicated are based on total investments as of April 30, 2017. The Fund’s portfolio composition is subject to change.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		5.26%	6.85%	5.34%	(0.30)%
Without Sales Charge		11.08	12.79	6.49	0.24
CLASS C SHARES	February 28, 2006
With CDSC***		9.83	11.28	5.96	(0.26)
Without CDSC		10.83	12.28	5.96	(0.26)
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 28, 2006	11.33	13.21	6.80	0.51
CLASS R2 SHARES	November 3, 2008	10.99	12.53	6.22	0.02
CLASS R6 SHARES	May 29, 2015	11.39	13.42	7.03	0.74

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/07/ TO 4/30/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Intrepid International Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2007 to April 30, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.6%
	Brazil — 7.7%
1,984	Banco Bradesco SA, ADR (a)	20,930
2,275	Banco do Brasil SA (a)	23,496
1,278	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a)	11,759
249	Cia de Saneamento de Minas Gerais-COPASA (a)	2,820
766	Cosan SA Industria e Comercio	8,901
1,773	EDP — Energias do Brasil SA (a)	7,534
2,839	Itau Unibanco Holding SA, ADR	34,917
307	M Dias Branco SA (a)	4,721
2,270	MRV Engenharia e Participacoes SA	11,345
763	Qualicorp SA	5,408
782	Transmissora Alianca de Energia Eletrica SA	5,783
908	Vale SA, ADR (a)	7,792

		145,406

	China — 21.8%
1,582	AAC Technologies Holdings, Inc.	23,191
261	Alibaba Group Holding Ltd., ADR (a)	30,095
4,921	Anhui Conch Cement Co. Ltd., Class H	17,209
54,916	Bank of China Ltd., Class H	26,564
6,007	BYD Electronic International Co. Ltd.	9,168
9,726	China CITIC Bank Corp. Ltd., Class H	6,157
34,451	China Construction Bank Corp., Class H	27,963
6,498	China Lesso Group Holdings Ltd.	5,174
4,600	China Mengniu Dairy Co. Ltd.	8,887
7,860	China Merchants Bank Co. Ltd., Class H	20,365
3,092	China Overseas Land & Investment Ltd.	8,969
17,654	China Power International Development Ltd.	6,577
479	Chlitina Holding Ltd.	2,299
3,812	COSCO SHIPPING Ports Ltd.	4,173
9,925	Geely Automobile Holdings Ltd.	13,372
5,646	Guangzhou Automobile Group Co. Ltd., Class H	8,774
15,346	Huadian Power International Corp. Ltd., Class H	6,465
15,510	Huaneng Power International, Inc., Class H	10,691
63,095	Industrial & Commercial Bank of China Ltd., Class H	41,129
107	NetEase, Inc., ADR	28,374
11,070	PICC Property & Casualty Co. Ltd., Class H	17,795
3,280	Ping An Insurance Group Co. of China Ltd., Class H	18,438
5,888	Shenzhen Expressway Co. Ltd., Class H	5,362
3,027	Sinopharm Group Co. Ltd., Class H	13,567
1,034	Tencent Holdings Ltd.	32,386
2,996	TravelSky Technology Ltd., Class H	7,886
11,252	Xinyi Solar Holdings Ltd. (a)	3,512
4,944	Zhejiang Expressway Co. Ltd., Class H	6,150

		410,692

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — 2.7%
4,387	China High Speed Transmission Equipment Group Co. Ltd.	4,261
1,628	Haier Electronics Group Co. Ltd.	3,775
2,198	Kingboard Chemical Holdings Ltd.	7,916
2,759	Kingboard Laminates Holdings Ltd.	3,325
6,136	Lee & Man Paper Manufacturing Ltd.	4,805
4,680	Nine Dragons Paper Holdings Ltd.	5,047
19,207	WH Group Ltd. (e)	17,136
6,160	Xinyi Glass Holdings Ltd. (a)	5,459

		51,724

	Hungary — 1.5%
127	MOL Hungarian Oil & Gas plc	9,550
644	OTP Bank plc	18,119

		27,669

	India — 3.1%
1,782	Apollo Tyres Ltd.	6,758
921	Bharat Petroleum Corp. Ltd.	10,298
1,127	Hindustan Petroleum Corp. Ltd.	9,395
7,703	Oil & Natural Gas Corp. Ltd.	22,319
2,937	Rural Electrification Corp. Ltd.	9,241

		58,011

	Indonesia — 0.7%
14,292	Bank Rakyat Indonesia Persero Tbk. PT	13,805

	Malaysia — 1.3%
13,704	AirAsia Bhd.	10,570
4,031	Tenaga Nasional Bhd.	12,940

		23,510

	Mexico — 0.6%
3,736	Grupo Mexico SAB de CV, Series B	10,989

	Panama — 1.4%
228	Copa Holdings SA, Class A	26,498

	Poland — 2.5%
344	KGHM Polska Miedz SA	10,911
971	Polski Koncern Naftowy ORLEN SA	29,030
4,582	Polskie Gornictwo Naftowe i Gazownictwo SA	7,813

		47,754

	Qatar — 0.5%
223	Qatar National Bank QPSC	8,821

	Russia — 8.0%
8,222	Alrosa PJSC	14,174
297	LUKOIL PJSC, ADR	14,738
11,250	Magnitogorsk Iron & Steel OJSC	6,697

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Russia — continued
1,163	MMC Norilsk Nickel PJSC, ADR	17,869
1,450	Mobile TeleSystems PJSC, ADR	14,965
3,187	Moscow Exchange MICEX-RTS PJSC	6,445
180	Ros Agro plc, GDR	2,211
2,530	Rosneft Oil Co. PJSC, GDR	13,996
344,413	RusHydro PJSC	5,416
1,449	Sberbank of Russia PJSC, ADR	17,280
361	Sberbank of Russia PJSC, ADR	4,288
978	Severstal PJSC, GDR	13,356
157	Tatneft PJSC, ADR	6,163
150	Tatneft PJSC, ADR	5,898
163	X5 Retail Group NV, GDR (a)	5,750

		149,246

	South Africa — 2.5%
648	Barloworld Ltd.	5,839
404	Imperial Holdings Ltd.	5,111
672	Nedbank Group Ltd.	11,326
514	Sappi Ltd.	3,820
1,923	Standard Bank Group Ltd.	21,351

		47,447

	South Korea — 16.9%
696	Hana Financial Group, Inc.	23,914
103	Hyosung Corp.	13,013
254	Hyundai Engineering & Construction Co. Ltd.	10,814
262	Hyundai Marine & Fire Insurance Co. Ltd.	8,450
66	Hyundai Mobis Co. Ltd.	12,858
512	Korea Electric Power Corp.	20,409
27	KT Corp.	751
175	KT&G Corp.	15,583
454	LG Uplus Corp.	5,764
42	Mando Corp.	8,579
70	NCSoft Corp.	22,067
310	Partron Co. Ltd.	2,963
90	POSCO	21,255
22	Samsung Electronics Co. Ltd.	42,569
411	Shinhan Financial Group Co. Ltd.	17,139
490	SK Hynix, Inc.	23,203
148	SK Innovation Co. Ltd.	22,234
34	SK Materials Co. Ltd.	5,331
191	S-Oil Corp.	16,706
1,859	Woori Bank	24,370

		317,972

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — 14.0%
5,653	Accton Technology Corp.	12,823
37,792	CTBC Financial Holding Co. Ltd.	23,600
1,921	Elite Material Co. Ltd.	7,662
2,703	FLEXium Interconnect, Inc. (a)	10,032
12,721	Fubon Financial Holding Co. Ltd.	19,914
1,687	General Interface Solution Holding Ltd.	9,406
665	Grape King Bio Ltd.	4,284
7,991	Hon Hai Precision Industry Co. Ltd.	26,154
7,938	King Yuan Electronics Co. Ltd. (a)	7,166
148	Largan Precision Co. Ltd.	24,578
2,051	Merry Electronics Co. Ltd.	12,141
7,104	Micro-Star International Co. Ltd.	14,229
3,497	Pegatron Corp.	10,299
3,549	Powertech Technology, Inc.	11,134
1,468	Realtek Semiconductor Corp.	4,964
369	Silicon Motion Technology Corp., ADR	17,923
266	St Shine Optical Co. Ltd.	5,149
593	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,619
2,515	Tong Yang Industry Co. Ltd.	4,268
1,690	Wistron NeWeb Corp.	4,848
22,560	Yuanta Financial Holding Co. Ltd.	9,646
1,900	Zhen Ding Technology Holding Ltd.	4,443

		264,282

	Thailand — 4.6%
11,586	Charoen Pokphand Foods PCL, NVDR	8,949
3,512	Kiatnakin Bank PCL, NVDR	6,921
34,101	Krung Thai Bank PCL, NVDR	19,497
1,781	PTT PCL, NVDR	19,989
19,213	Star Petroleum Refining PCL, NVDR	7,324
3,487	Thai Oil PCL, NVDR	7,857
6,681	Thanachart Capital PCL, NVDR	9,118
3,005	Tisco Financial Group PCL, NVDR	6,620

		86,275

	Turkey — 4.3%
6,367	Akbank TAS	17,042
18,162	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	15,079
5,476	Eregli Demir ve Celik Fabrikalari TAS	10,031
940	KOC Holding A/S	4,418
3,513	Tekfen Holding A/S	9,054
253	Tupras Turkiye Petrol Rafinerileri A/S	6,376
4,207	Turkiye Halk Bankasi A/S	13,949
3,687	Turkiye Sise ve Cam Fabrikalari A/S	4,628

		80,577

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Arab Emirates — 1.2%
9,836	Aldar Properties PJSC	5,726
8,804	Emaar Properties PJSC	17,192

		22,918

	Vietnam — 0.3%
4,185	Hoa Phat Group JSC	5,407

	Total Common Stocks (Cost $1,560,658)	1,799,003

Preferred Stocks — 2.3%
	Brazil — 1.7%
644	Braskem SA (Preference), Class A	6,918
2,586	Cia de Saneamento do Parana (Preference)	8,311
2,824	Cia Energetica de Minas Gerais (Preference)	7,866
5,510	Metalurgica Gerdau SA (Preference)	7,933

		31,028

	Russia — 0.6%
22,079	Surgutneftegas OJSC (Preference)	11,831

	Total Preferred Stocks (Cost $46,046)	42,859

Short-Term Investment — 1.7%
	Investment Company — 1.7%
32,084	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $32,084)	32,084

	Total Investments — 99.6% (Cost $1,638,788)	1,873,946
	Other Assets in Excess of Liabilities — 0.4%	7,880

	NET ASSETS — 100.0%	$1,881,826

Percentages indicated are based on net assets.
Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.5%
Oil, Gas & Consumable Fuels	12.3
Electronic Equipment, Instruments & Components	7.0
Metals & Mining	6.7
Internet Software & Services	4.8
Semiconductors & Semiconductor Equipment	4.7
Technology Hardware, Storage & Peripherals	3.6
Electric Utilities	3.2
Insurance	2.4
Food Products	2.2
Auto Components	2.0
Airlines	2.0
Real Estate Management & Development	1.7
Diversified Financial Services	1.6
Communications Equipment	1.4
Chemicals	1.3
Independent Power & Renewable Electricity Producers	1.3
Water Utilities	1.2
Automobiles	1.2
Software	1.2
Construction & Engineering	1.1
Health Care Providers & Services	1.0
Others (each less than 1.0%)	9.9
Short-Term Investment	1.7

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
154	Mini MSCI Emerging Markets Mini Index	06/16/17	USD	$7,538	$42

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Argentina — 1.7%
257	MercadoLibre, Inc.	58,887

	Australia — 0.6%
4,119	Oil Search Ltd.	22,225

	Brazil — 9.5%
6,193	Ambev SA, ADR	35,487
3,895	BB Seguridade Participacoes SA	36,568
5,596	CCR SA	31,100
3,273	Cielo SA	24,853
3,647	Itau Unibanco Holding SA, ADR	44,857
4,759	Kroton Educacional SA	22,519
5,578	Lojas Renner SA	51,841
846	Marcopolo SA (a)	554
1,313	Raia Drogasil SA (a)	27,793
2,258	Ultrapar Participacoes SA	50,447
2,451	WEG SA	13,653

		339,672

	China — 18.5%
3,047	AAC Technologies Holdings, Inc.	44,659
1,242	Alibaba Group Holding Ltd., ADR (a)	143,431
150	Baidu, Inc., ADR (a)	27,098
5,271	CNOOC Ltd.	6,145
2,222	JD.com, Inc., ADR (a)	77,936
11,165	Ping An Insurance Group Co. of China Ltd., Class H	62,770
4,527	Shenzhou International Group Holdings Ltd.	29,787
7,358	Tencent Holdings Ltd.	230,541
2,710	Vipshop Holdings Ltd., ADR (a)	37,591

		659,958

	Cyprus — 0.3%
1,207	Globaltrans Investment plc, GDR	9,140

	Egypt — 0.7%
5,592	Commercial International Bank Egypt SAE, GDR	23,906

	Hong Kong — 6.6%
19,196	AIA Group Ltd.	132,864
517	Jardine Matheson Holdings Ltd.	33,277
8,783	Sands China Ltd.	39,780
7,133	Techtronic Industries Co. Ltd.	30,603

		236,524

	India — 18.6%
1,756	Asian Paints Ltd.	30,610
2,198	HDFC Bank Ltd.	53,697
903	HDFC Bank Ltd., ADR	71,917
5,303	Housing Development Finance Corp. Ltd.	126,621

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — continued
2,002	IndusInd Bank Ltd.	44,956
2,686	Infosys Ltd., ADR	39,112
15,007	ITC Ltd.	64,796
2,407	Kotak Mahindra Bank Ltd.	33,742
1,676	Lupin Ltd.	34,832
2,334	Tata Consultancy Services Ltd.	82,417
754	Tata Motors Ltd., ADR	26,879
801	UltraTech Cement Ltd.	52,904

		662,483

	Indonesia — 3.2%
71,609	Astra International Tbk. PT	47,992
31,120	Bank Central Asia Tbk. PT	41,388
23,468	Bank Rakyat Indonesia Persero Tbk. PT	22,667

		112,047

	Mexico — 2.6%
9,980	Becle SAB de CV (a)	16,699
9,928	Grupo Financiero Banorte SAB de CV, Class O	57,458
3,708	Infraestructura Energetica Nova SAB de CV	17,323

		91,480

	Panama — 1.3%
406	Copa Holdings SA, Class A	47,278

	Peru — 1.2%
278	Credicorp Ltd.	42,716

	Russia — 4.1%
412	LUKOIL PJSC, ADR	20,448
408	Magnit PJSC	62,916
181	Magnit PJSC, GDR	6,328
19,497	Sberbank of Russia PJSC	56,630

		146,322

	South Africa — 11.1%
1,755	Aspen Pharmacare Holdings Ltd.	36,393
4,360	Bid Corp. Ltd.	92,360
3,907	Bidvest Group Ltd. (The)	46,629
331	Capitec Bank Holdings Ltd.	18,897
9,183	FirstRand Ltd.	34,259
1,738	Mr Price Group Ltd.	20,435
3,174	Remgro Ltd.	52,691
9,054	Sanlam Ltd.	48,083
8,592	Woolworths Holdings Ltd.	46,574

		396,321

	South Korea — 5.1%
164	Hyundai Motor Co.	20,702
127	Netmarble Games Corp. (a) (e)	17,540

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
194	Samsung Biologics Co. Ltd. (a)	29,764
58	Samsung Electronics Co. Ltd.	113,225

		181,231

	Taiwan — 7.7%
5,115	Delta Electronics, Inc.	28,790
1,732	Eclat Textile Co. Ltd.	18,943
239	Largan Precision Co. Ltd.	39,691
5,095	President Chain Store Corp.	44,338
4,294	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	142,012

		273,774

	Thailand — 0.8%
5,060	Kasikornbank PCL, NVDR	27,038

	Turkey — 0.3%
1,022	Ford Otomotiv Sanayi A/S	11,363

	United States — 2.7%
493	EPAM Systems, Inc. (a)	37,986
443	Luxoft Holding, Inc. (a)	27,298
947	Yum China Holdings, Inc. (a)	32,326

		97,610

	Total Common Stocks (Cost $2,724,226)	3,439,975

Preferred Stocks — 0.5%
	Brazil — 0.5%
1,178	Itau Unibanco Holding SA (Preference)	14,561
6,706	Marcopolo SA (Preference)	5,049

	Total Preferred Stocks (Cost $18,886)	19,610

Structured Instrument — 0.9%
	China — 0.9%
	Low Exercise Cash Settled Call Warrant — 0.9%
4,302	Hangzhou Robam Appliances Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a) (Cost $23,518)	33,989

NUMBER OF WARRANTS
Warrants — 0.7%
	United States — 0.7%
1,278	Almarai Co., expiring 07/24/17 (Strike Price $1.00) (a) (Cost $17,678)	24,753

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
45,041	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $45,041)	45,041

	Total Investments — 100.0% (Cost $2,829,349)	3,563,368
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,151)

	NET ASSETS — 100.0%	$3,562,217

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.5%
Internet Software & Services	12.9
Insurance	7.9
Food & Staples Retailing	7.3
IT Services	5.9
Semiconductors & Semiconductor Equipment	4.0
Thrifts & Mortgage Finance	3.5
Internet & Direct Marketing Retail	3.2
Technology Hardware, Storage & Peripherals	3.2
Electronic Equipment, Instruments & Components	3.2
Automobiles	3.0
Oil, Gas & Consumable Fuels	2.8
Multiline Retail	2.8
Diversified Financial Services	2.4
Industrial Conglomerates	2.2
Hotels, Restaurants & Leisure	2.0
Pharmaceuticals	2.0
Tobacco	1.8
Construction Materials	1.5
Beverages	1.5
Textiles, Apparel & Luxury Goods	1.4
Airlines	1.3
Capital Markets	1.0
Others (each less than 1.0%)	6.4
Short-Term Investment	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Brazil — 7.3%
74	Ambev SA, ADR	423
43	BB Seguridade Participacoes SA	399
24	Engie Brasil Energia SA	260
4	Smiles SA	94

		1,176

	Chile — 2.9%
20	Banco Santander Chile, ADR	470

	China — 13.0%
41	China Mobile Ltd.	431
214	China Resources Power Holdings Co. Ltd.	385
204	CNOOC Ltd.	238
132	Fuyao Glass Industry Group Co. Ltd., Class A	431
16	Fuyao Glass Industry Group Co. Ltd., Class H (e)	58
192	Lenovo Group Ltd.	123
52	Midea Group Co. Ltd., Class A	255
56	Zhengzhou Yutong Bus Co. Ltd., Class A	164

		2,085

	Czech Republic — 3.0%
9	Komercni banka A/S	349
40	Moneta Money Bank A/S (e)	130

		479

	Hong Kong — 5.9%
14	Hang Seng Bank Ltd.	292
231	HKT Trust & HKT Ltd.	295
62	Sands China Ltd.	282
6	VTech Holdings Ltd.	75

		944

	Hungary — 1.7%
10	OTP Bank plc	272

	Indonesia — 2.1%
1,002	Telekomunikasi Indonesia Persero Tbk. PT	331

	Mexico — 6.2%
71	Bolsa Mexicana de Valores SAB de CV (a)	123
137	Fibra Uno Administracion SA de CV	239
221	Kimberly-Clark de Mexico SAB de CV, Class A	472
74	Wal-Mart de Mexico SAB de CV	168

		1,002

	Russia — 7.3%
5	LUKOIL PJSC, ADR	236
6	MegaFon PJSC, GDR	61
9	MMC Norilsk Nickel PJSC, ADR	131
7	Mobile TeleSystems PJSC, ADR	77

SHARES		SECURITY DESCRIPTION	VALUE($)

		Russia — continued
214		Moscow Exchange MICEX-RTS PJSC	433
9		PhosAgro PJSC, GDR	128
8		Severstal PJSC, GDR	108

			1,174

		South Africa — 12.1%
46		AVI Ltd.	339
26		Barclays Africa Group Ltd.	283
9		Bid Corp. Ltd.	196
97		FirstRand Ltd.	361
118		MMI Holdings Ltd.	205
25		Vodacom Group Ltd.	278
52		Woolworths Holdings Ltd.	280

			1,942

		South Korea — 6.5%
3		Kangwon Land, Inc.	103
4		KT&G Corp.	345
—	(h)	Samsung Electronics Co. Ltd.	400
9		SK Telecom Co. Ltd., ADR	203

			1,051

		Taiwan — 19.2%
23		Asustek Computer, Inc.	230
41		Chicony Electronics Co. Ltd.	108
42		Delta Electronics, Inc.	235
44		Far EasTone Telecommunications Co. Ltd.	108
35		MediaTek, Inc.	252
102		Mega Financial Holding Co. Ltd.	82
53		Novatek Microelectronics Corp.	204
32		President Chain Store Corp.	278
96		Quanta Computer, Inc.	199
97		Taiwan Mobile Co. Ltd.	358
24		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	802
122		Vanguard International Semiconductor Corp.	233

			3,089

		Thailand — 4.2%
21		Siam Cement PCL (The) (Registered)	327
13		Siam Commercial Bank PCL (The)	60
38		Siam Commercial Bank PCL (The), NVDR	169
36		Thai Oil PCL	81
19		Thai Oil PCL, NVDR	43

			680

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — 3.3%
8	Ford Otomotiv Sanayi A/S	88
32	Tofas Turk Otomobil Fabrikasi A/S	265
7	Tupras Turkiye Petrol Rafinerileri A/S	183

		536

	United Arab Emirates — 1.5%
82	National Bank of Abu Dhabi PJSC	245

	Total Common Stocks (Cost $14,489)	15,476

Structured Instrument — 0.9%
29	Midea Group Co. Ltd., expiring 10/13/2017 (issued through BNP Paribas) (a) (Cost $115)	141

NUMBER OF WARRANTS
Warrant — 1.4%
	United States — 1.4%
13	Al Rajhi Bank, expiring 01/22/18 (Strike Price $ 1.00) (a) (Cost $207)	225

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
24	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $24)	24

	Total Investments — 98.6% (Cost $14,835)	15,866
	Other Assets in Excess of Liabilities — 1.4%	221

	NET ASSETS — 100.0%	$16,087

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.1%
Wireless Telecommunication Services	9.5
Semiconductors & Semiconductor Equipment	9.4
Technology Hardware, Storage & Peripherals	6.7
Oil, Gas & Consumable Fuels	4.9
Independent Power & Renewable Electricity Producers	4.1
Food & Staples Retailing	4.0
Diversified Telecommunication Services	3.9
Insurance	3.8
Capital Markets	3.5
Auto Components	3.1
Household Products	3.0
Beverages	2.7
Hotels, Restaurants & Leisure	2.4
Diversified Financial Services	2.3
Automobiles	2.2
Tobacco	2.2
Food Products	2.1
Construction Materials	2.1
Multiline Retail	1.8
Household Durables	1.6
Metals & Mining	1.5
Equity Real Estate Investment Trusts (REITs)	1.5
Electronic Equipment, Instruments & Components	1.5
Machinery	1.0
Others (each less than 1.0%)	1.9
Short-Term Investment	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Australia — 2.6%
119	AGL Energy Ltd.	2,388
987	Alumina Ltd.	1,355
299	Amcor Ltd.	3,515
531	AMP Ltd.	2,128
306	APA Group	2,099
60	Aristocrat Leisure Ltd.	887
19	ASX Ltd.	702
637	Aurizon Holdings Ltd.	2,457
683	Australia & New Zealand Banking Group Ltd.	16,722
61	Bendigo & Adelaide Bank Ltd.	563
649	BHP Billiton Ltd.	11,551
131	BHP Billiton plc	1,993
237	Boral Ltd.	1,093
297	Brambles Ltd.	2,301
71	Caltex Australia Ltd.	1,581
71	Challenger Ltd.	701
209	Coca-Cola Amatil Ltd.	1,464
19	Cochlear Ltd.	1,945
349	Commonwealth Bank of Australia	22,811
166	Computershare Ltd.	1,835
23	Crown Resorts Ltd.	217
92	CSL Ltd.	9,102
341	Dexus Property Group	2,606
266	DUET Group	601
127	Fortescue Metals Group Ltd.	504
449	Goodman Group	2,727
211	GPT Group (The)	831
184	Incitec Pivot Ltd.	522
352	Insurance Australia Group Ltd.	1,636
175	LendLease Group	2,102
72	Macquarie Group Ltd.	5,013
487	Medibank Pvt Ltd.	1,059
1,368	Mirvac Group	2,324
521	National Australia Bank Ltd.	13,229
148	Newcrest Mining Ltd.	2,375
339	Oil Search Ltd.	1,829
112	Orica Ltd.	1,555
267	Origin Energy Ltd.	1,439
341	Qantas Airways Ltd.	1,082
357	QBE Insurance Group Ltd.	3,427
40	Ramsay Health Care Ltd.	2,168
25	REA Group Ltd.	1,131
317	Santos Ltd. (a)	822
958	Scentre Group	3,090
15	SEEK Ltd.	186

SHARES		SECURITY DESCRIPTION	VALUE($)

		Australia — continued
44		Sonic Healthcare Ltd.	733
1,438		South32 Ltd.	2,980
490		Stockland	1,779
338		Suncorp Group Ltd.	3,486
319		Sydney Airport	1,648
341		Tabcorp Holdings Ltd.	1,211
166		Tatts Group Ltd.	533
869		Telstra Corp. Ltd.	2,746
131		TPG Telecom Ltd.	578
499		Transurban Group	4,558
110		Treasury Wine Estates Ltd.	985
1,285		Vicinity Centres	2,769
215		Wesfarmers Ltd.	6,914
342		Westfield Corp.	2,326
675		Westpac Banking Corp.	17,694
156		Woodside Petroleum Ltd.	3,763
293		Woolworths Ltd.	5,888

			202,259

		Austria — 0.1%
317		Erste Group Bank AG (a)	11,337
—	(h)	Telekom Austria AG (a)	—	(h)

			11,337

		Belgium — 0.5%
207		Anheuser-Busch InBev SA/NV	23,305
166		KBC Group NV	11,993

			35,298

		Bermuda — 0.1%
90		Marvell Technology Group Ltd.	1,349
91		XL Group Ltd.	3,789

			5,138

		Canada — 3.4%
52		Agnico Eagle Mines Ltd.	2,489
33		Agrium, Inc.	3,056
104		Alimentation Couche-Tard, Inc., Class B	4,792
85		ARC Resources Ltd.	1,110
155		Bank of Montreal	10,971
280		Bank of Nova Scotia (The)	15,583
275		Barrick Gold Corp.	4,605
36		BCE, Inc.	1,655
221		Brookfield Asset Management, Inc., Class A	8,162
98		Canadian Imperial Bank of Commerce	7,914
188		Canadian National Railway Co.	13,569
270		Canadian Natural Resources Ltd.	8,608

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Canada — continued
98	Canadian Pacific Railway Ltd.	15,045
17	Canadian Tire Corp. Ltd., Class A	2,097
209	Cenovus Energy, Inc.	2,083
55	CGI Group, Inc., Class A (a)	2,643
5	Constellation Software, Inc.	2,153
126	Crescent Point Energy Corp.	1,243
29	Dollarama, Inc.	2,514
194	Enbridge, Inc.	8,042
211	Encana Corp.	2,261
6	Fairfax Financial Holdings Ltd.	2,525
69	Fortis, Inc.	2,246
43	Franco-Nevada Corp.	2,896
57	Gildan Activewear, Inc.	1,594
198	Goldcorp, Inc.	2,756
73	Great-West Lifeco, Inc.	1,969
73	Imperial Oil Ltd.	2,133
32	Intact Financial Corp.	2,218
84	Inter Pipeline Ltd.	1,705
294	Kinross Gold Corp. (a)	1,023
56	Loblaw Cos. Ltd.	3,140
98	Magna International, Inc.	4,106
486	Manulife Financial Corp.	8,521
59	Metro, Inc.	2,034
82	National Bank of Canada	3,193
60	Open Text Corp.	2,072
93	Pembina Pipeline Corp.	2,972
207	Potash Corp. of Saskatchewan, Inc.	3,486
92	Power Corp. of Canada	2,141
62	Power Financial Corp.	1,567
54	Restaurant Brands International, Inc.	3,038
89	Rogers Communications, Inc., Class B	4,097
336	Royal Bank of Canada	22,990
63	Saputo, Inc.	2,077
101	Shaw Communications, Inc., Class B	2,133
103	Silver Wheaton Corp.	2,058
37	SNC-Lavalin Group, Inc.	1,480
152	Sun Life Financial, Inc.	5,365
383	Suncor Energy, Inc.	11,994
133	Teck Resources Ltd., Class B	2,755
423	Toronto-Dominion Bank (The)	19,917
175	TransCanada Corp.	8,116
40	Waste Connections, Inc.	3,648

		264,560

SHARES		SECURITY DESCRIPTION	VALUE($)

		China — 0.0% (g)
925		BOC Hong Kong Holdings Ltd.	3,799
412		Yangzijiang Shipbuilding Holdings Ltd.	339

			4,138

		Denmark — 0.7%
131		Chr Hansen Holding A/S	8,854
241		Danske Bank A/S	8,777
631		Novo Nordisk A/S, Class B	24,587
75		Pandora A/S	8,058
1,274		TDC A/S	6,836

			57,112

		Finland — 0.2%
153		Cargotec OYJ, Class B	9,135
—	(h)	Nokian Renkaat OYJ	—	(h)
131		UPM-Kymmene OYJ	3,454
2		Wartsila OYJ Abp	105

			12,694

		France — 4.1%
194		Air Liquide SA	23,409
256		Airbus SE	20,702
102		Arkema SA	10,825
896		AXA SA	23,912
345		BNP Paribas SA	24,361
51		Bouygues SA	2,134
109		Cap Gemini SA	10,890
98		Cie Generale des Etablissements Michelin	12,866
45		Kering	14,054
23		L’Oreal SA	4,509
29		LVMH Moet Hennessy Louis Vuitton SE	7,198
1,735		Natixis SA	12,072
69		Nexans SA (a)	3,833
105		Pernod Ricard SA	13,174
128		Renault SA	11,977
252		Sanofi	23,798
256		Schneider Electric SE	20,257
75		Societe Generale SA	4,098
110		Sodexo SA	13,944
41		Thales SA	4,313
592		TOTAL SA	30,379
6		Unibail-Rodamco SE	1,563
243		Vinci SA	20,729

			314,997

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — 3.2%
80	adidas AG	15,947
65	Allianz SE (Registered)	12,379
140	BASF SE	13,687
232	Bayer AG (Registered)	28,753
38	Bayerische Motoren Werke AG	3,628
64	Continental AG	14,389
115	Daimler AG (Registered)	8,551
285	Deutsche Post AG (Registered)	10,233
691	Deutsche Telekom AG (Registered)	12,124
153	Evonik Industries AG	5,093
165	Fresenius SE & Co. KGaA	13,351
519	Infineon Technologies AG	10,721
32	Linde AG	5,736
73	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,060
297	SAP SE	29,796
247	Siemens AG (Registered)	35,367
1,335	Telefonica Deutschland Holding AG	6,472
97	Uniper SE (a)	1,592
198	Vonovia SE	7,183

		249,062

	Hong Kong — 1.1%
2,496	AIA Group Ltd.	17,279
53	ASM Pacific Technology Ltd.	794
85	Bank of East Asia Ltd. (The)	353
572	Cathay Pacific Airways Ltd.	823
176	Cheung Kong Infrastructure Holdings Ltd.	1,541
464	Cheung Kong Property Holdings Ltd.	3,320
650	CK Hutchison Holdings Ltd.	8,114
446	CLP Holdings Ltd.	4,704
409	Galaxy Entertainment Group Ltd.	2,272
153	Hang Lung Properties Ltd.	401
192	Hang Seng Bank Ltd.	3,895
350	Henderson Land Development Co. Ltd.	2,217
322	HKT Trust & HKT Ltd.	412
1,806	Hong Kong & China Gas Co. Ltd.	3,607
229	Hong Kong Exchanges & Clearing Ltd.	5,620
49	Hong kong Land Holdings Ltd.	376
2,431	Hutchison Port Holdings Trust, Class U	984
38	Jardine Matheson Holdings Ltd.	2,465
342	Kerry Properties Ltd.	1,278
908	Li & Fung Ltd.	380
349	Link REIT	2,505
240	MTR Corp. Ltd.	1,381
499	New World Development Co. Ltd.	621

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
311	NWS Holdings Ltd.	584
293	Power Assets Holdings Ltd.	2,631
653	Sands China Ltd.	2,958
1,068	Sino Land Co. Ltd.	1,807
330	Sun Hung Kai Properties Ltd.	4,945
204	Swire Pacific Ltd., Class A	1,962
99	Techtronic Industries Co. Ltd.	423
699	WH Group Ltd. (e)	623
412	Wharf Holdings Ltd. (The)	3,513
388	Wheelock & Co. Ltd.	3,022
223	Yue Yuen Industrial Holdings Ltd.	880

		88,690

	Ireland — 0.2%
148	James Hardie Industries plc, CDI	2,505
104	Ryanair Holdings plc, ADR (a)	9,586

		12,091

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	4,887

	Italy — 0.7%
382	Atlantia SpA	9,689
3,226	Enel SpA	15,337
48	Eni SpA	743
1,239	Intesa Sanpaolo SpA	3,616
197	Italgas SpA (a)	890
8,659	Telecom Italia SpA (a)	7,685
834	UniCredit SpA (a)	13,581

		51,541

	Japan — 8.7%
208	Air Water, Inc.	4,010
227	Ajinomoto Co., Inc.	4,421
61	Alfresa Holdings Corp.	1,092
245	Amada Holdings Co. Ltd.	2,918
32	Asahi Group Holdings Ltd.	1,220
400	Asahi Kasei Corp.	3,814
243	Astellas Pharma, Inc.	3,204
123	Bandai Namco Holdings, Inc.	3,857
217	Bridgestone Corp.	9,064
128	Canon, Inc.	4,255
131	Casio Computer Co. Ltd.	1,845
13	Central Japan Railway Co.	2,247
141	Chubu Electric Power Co., Inc.	1,896
54	Chugai Pharmaceutical Co. Ltd.	1,912
619	Concordia Financial Group Ltd.	2,849

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
67		Dai Nippon Printing Co. Ltd.	746
318		Daicel Corp.	3,647
336		Dai-ichi Life Holdings, Inc.	5,732
272		Daiichi Sankyo Co. Ltd.	6,052
84		Daikin Industries Ltd.	8,157
40		Daito Trust Construction Co. Ltd.	5,886
226		Daiwa House Industry Co. Ltd.	6,719
—	(h)	Daiwa House REIT Investment Corp.	817
104		DeNA Co. Ltd.	2,232
61		Denso Corp.	2,611
52		Dentsu, Inc.	2,918
58		DIC Corp.	2,072
78		East Japan Railway Co.	6,955
3		Eisai Co. Ltd.	142
155		Electric Power Development Co. Ltd.	3,593
32		FANUC Corp.	6,556
8		Fast Retailing Co. Ltd.	2,646
267		Fuji Electric Co. Ltd.	1,463
171		FUJIFILM Holdings Corp.	6,343
427		Fujitsu Ltd.	2,665
72		Hankyu Hanshin Holdings, Inc.	2,382
27		Hisamitsu Pharmaceutical Co., Inc.	1,367
1,575		Hitachi Ltd.	8,701
11		Hokuriku Electric Power Co.	99
452		Honda Motor Co. Ltd.	13,153
104		Hoya Corp.	4,966
318		Hulic Co. Ltd.	2,996
521		Inpex Corp.	4,989
510		ITOCHU Corp.	7,216
207		J Front Retailing Co. Ltd.	2,978
123		Japan Airlines Co. Ltd.	3,875
58		Japan Exchange Group, Inc.	816
—	(h)	Japan Prime Realty Investment Corp.	728
—	(h)	Japan Real Estate Investment Corp.	1,675
1		Japan Retail Fund Investment Corp.	1,303
339		Japan Tobacco, Inc.	11,280
152		JFE Holdings, Inc.	2,596
155		JGC Corp.	2,703
54		JTEKT Corp.	849
1,100		JXTG Holdings, Inc.	4,963
588		Kajima Corp.	3,993
296		Kansai Electric Power Co., Inc. (The)	3,999
62		Kao Corp.	3,394
961		Kawasaki Heavy Industries Ltd.	2,910
307		KDDI Corp.	8,142
67		Keikyu Corp.	769

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — continued
78		Kewpie Corp.	1,980
27		Keyence Corp.	10,734
214		Kintetsu Group Holdings Co. Ltd.	781
310		Kirin Holdings Co. Ltd.	6,029
128		Komatsu Ltd.	3,426
43		Kubota Corp.	674
13		Kyocera Corp.	759
275		Kyowa Hakko Kirin Co. Ltd.	4,725
155		Kyushu Electric Power Co., Inc.	1,669
3		Lawson, Inc.	226
126		M3, Inc.	3,208
45		Mabuchi Motor Co. Ltd.	2,552
296		Marubeni Corp.	1,827
235		Marui Group Co. Ltd.	3,217
334		Mazda Motor Corp.	4,929
809		Mebuki Financial Group, Inc.	3,174
24		Mitsubishi Chemical Holdings Corp.	189
457		Mitsubishi Corp.	9,851
609		Mitsubishi Electric Corp.	8,495
107		Mitsubishi Estate Co. Ltd.	2,049
115		Mitsubishi Tanabe Pharma Corp.	2,332
3,201		Mitsubishi UFJ Financial Group, Inc.	20,283
633		Mitsubishi UFJ Lease & Finance Co. Ltd.	3,307
216		Mitsui & Co. Ltd.	3,053
646		Mitsui Chemicals, Inc.	3,305
81		Mitsui Fudosan Co. Ltd.	1,782
3,513		Mizuho Financial Group, Inc.	6,422
38		MS&AD Insurance Group Holdings, Inc.	1,232
26		Murata Manufacturing Co. Ltd.	3,425
139		NGK Insulators Ltd.	2,972
136		NGK Spark Plug Co. Ltd.	2,945
135		NH Foods Ltd.	3,848
85		Nidec Corp.	7,836
27		Nintendo Co. Ltd.	6,757
—	(h)	Nippon Building Fund, Inc.	1,708
—	(h)	Nippon Prologis REIT, Inc.	543
265		Nippon Steel & Sumitomo Metal Corp.	5,961
219		Nippon Telegraph & Telephone Corp.	9,385
258		Nippon Yusen KK	519
641		Nissan Motor Co. Ltd.	6,103
206		Nisshin Seifun Group, Inc.	3,159
32		Nitori Holdings Co. Ltd.	4,216
45		Nitto Denko Corp.	3,419
633		Nomura Holdings, Inc.	3,802
1		Nomura Real Estate Master Fund, Inc.	1,067
118		NSK Ltd.	1,607

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
359	NTT DOCOMO, Inc.	8,675
65	Obayashi Corp.	627
33	Obic Co. Ltd.	1,756
110	Olympus Corp.	4,230
37	Omron Corp.	1,566
84	Oriental Land Co. Ltd.	4,801
475	ORIX Corp.	7,262
75	Otsuka Corp.	4,007
149	Otsuka Holdings Co. Ltd.	6,840
478	Panasonic Corp.	5,714
194	Rakuten, Inc.	1,989
19	Recruit Holdings Co. Ltd.	955
363	Resona Holdings, Inc.	2,019
65	Rohm Co. Ltd.	4,537
5	Ryohin Keikaku Co. Ltd.	1,218
61	Santen Pharmaceutical Co. Ltd.	851
7	Secom Co. Ltd.	472
147	Seibu Holdings, Inc.	2,565
86	Sekisui House Ltd.	1,422
149	Seven & i Holdings Co. Ltd.	6,272
53	Shimadzu Corp.	906
19	Shimamura Co. Ltd.	2,600
11	Shimano, Inc.	1,638
80	Shimizu Corp.	767
102	Shin-Etsu Chemical Co. Ltd.	8,822
65	Shionogi & Co. Ltd.	3,342
267	Shizuoka Bank Ltd. (The)	2,254
13	SMC Corp.	3,749
222	SoftBank Group Corp.	16,809
64	Sompo Holdings, Inc.	2,422
326	Sony Corp.	11,176
27	Stanley Electric Co. Ltd.	788
86	Subaru Corp.	3,241
214	Sumitomo Chemical Co. Ltd.	1,208
35	Sumitomo Corp.	464
216	Sumitomo Electric Industries Ltd.	3,533
107	Sumitomo Metal Mining Co. Ltd.	1,449
368	Sumitomo Mitsui Financial Group, Inc.	13,679
152	Sumitomo Mitsui Trust Holdings, Inc.	5,214
187	Sumitomo Realty & Development Co. Ltd.	5,052
101	Suntory Beverage & Food Ltd.	4,568
33	Suruga Bank Ltd.	686
70	Suzuken Co. Ltd.	2,300
144	Suzuki Motor Corp.	6,028
59	Sysmex Corp.	3,575

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
45	T&D Holdings, Inc.	675
90	Takeda Pharmaceutical Co. Ltd.	4,337
61	Tohoku Electric Power Co., Inc.	807
208	Tokio Marine Holdings, Inc.	8,778
282	Tokyo Electric Power Co. Holdings, Inc. (a)	1,097
48	Tokyo Electron Ltd.	5,839
259	Tokyo Gas Co. Ltd.	1,202
262	Tokyo Tatemono Co. Ltd.	3,574
641	Tokyu Corp.	4,591
387	Toppan Printing Co. Ltd.	3,896
19	Toyo Suisan Kaisha Ltd.	729
67	Toyota Industries Corp.	3,347
579	Toyota Motor Corp.	31,352
27	Toyota Tsusho Corp.	849
45	Trend Micro, Inc.	1,998
1	United Urban Investment Corp.	813
84	West Japan Railway Co.	5,606
192	Yahoo Japan Corp.	823
630	Yamada Denki Co. Ltd.	3,308
116	Yamato Holdings Co. Ltd.	2,513

		671,062

	Jersey — 0.1%
49	Randgold Resources Ltd.	4,307

	Luxembourg — 0.1%
1,102	ArcelorMittal (a)	8,664

	Netherlands — 1.9%
136	ASML Holding NV	18,040
130	Heineken Holding NV	10,921
39	Heineken NV	3,464
1,354	ING Groep NV	22,073
701	Koninklijke Ahold Delhaize NV	14,516
3,643	Koninklijke KPN NV	10,531
97	Koninklijke Philips NV	3,356
342	NN Group NV	11,354
1,343	Royal Dutch Shell plc, Class A	34,872
805	Royal Dutch Shell plc, Class B	21,426

		150,553

	New Zealand — 0.1%
291	Auckland International Airport Ltd.	1,380
192	Contact Energy Ltd.	686
262	Fletcher Building Ltd.	1,539
102	Ryman Healthcare Ltd.	605
579	Spark New Zealand Ltd.	1,467

		5,677

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — 0.1%
942	Norsk Hydro ASA	5,366

	Portugal — 0.1%
677	Galp Energia SGPS SA	10,524

	Singapore — 0.4%
169	Ascendas REIT	310
335	CapitaLand Ltd.	901
379	CapitaLand Mall Trust	534
390	ComfortDelGro Corp. Ltd.	764
472	DBS Group Holdings Ltd.	6,524
771	Genting Singapore plc	614
866	Global Logistic Properties Ltd.	1,785
17	Jardine Cycle & Carriage Ltd.	565
449	Keppel Corp. Ltd.	2,089
796	Oversea-Chinese Banking Corp. Ltd.	5,576
79	Singapore Exchange Ltd.	421
153	Singapore Press Holdings Ltd.	380
1,756	Singapore Telecommunications Ltd.	4,702
304	United Overseas Bank Ltd.	4,728
618	Wilmar International Ltd.	1,570

		31,463

	Spain — 1.3%
762	Banco Bilbao Vizcaya Argentaria SA	6,104
2,517	Banco Santander SA	16,400
9,046	Bankia SA	10,983
1,157	Distribuidora Internacional de Alimentacion SA	6,877
2,486	Iberdrola SA	17,875
487	Industria de Diseno Textil SA	18,651
446	Red Electrica Corp. SA	8,702
444	Repsol SA	7,003
1,020	Telefonica SA	11,286

		103,881

	Sweden — 0.7%
63	Assa Abloy AB, Class B	1,371
265	Atlas Copco AB, Class A	9,908
1,431	Nordea Bank AB	17,599
748	Sandvik AB	11,992
978	Skandinaviska Enskilda Banken AB, Class A	11,259

		52,129

	Switzerland — 2.9%
186	ABB Ltd. (Registered)	4,556
19	Actelion Ltd. (a)	5,517
125	Adecco Group AG (Registered)	9,251
91	Cie Financiere Richemont SA (Registered)	7,604

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — continued
266	Credit Suisse Group AG (Registered) (a)	4,057
657	Glencore plc (a)	2,584
291	LafargeHolcim Ltd. (Registered) (a)	16,501
754	Nestle SA (Registered)	58,074
453	Novartis AG (Registered)	34,850
180	Roche Holding AG	47,023
10	Syngenta AG (a)	4,605
485	UBS Group AG (Registered) (a)	8,275
151	Wolseley plc	9,573
47	Zurich Insurance Group AG	13,064

		225,534

	United Kingdom — 5.6%
1,116	3i Group plc	11,473
82	Anglo American plc (a)	1,177
191	Associated British Foods plc	6,946
191	AstraZeneca plc	11,441
515	BAE Systems plc	4,187
1,804	Barclays plc	4,941
852	Barratt Developments plc	6,391
2,539	BP plc	14,537
589	British American Tobacco plc	39,767
615	BT Group plc	2,425
11	Capita plc	76
3,957	Centrica plc	10,140
586	Compass Group plc	11,830
281	Diageo plc	8,178
1,175	Dixons Carphone plc	5,103
1,292	GlaxoSmithKline plc	26,008
3,121	HSBC Holdings plc	25,736
157	Imperial Brands plc	7,672
228	InterContinental Hotels Group plc	12,094
2,138	ITV plc	5,815
52	Liberty Global plc, Class A (a)	1,855
1	Liberty Global plc, Class C (a)	28
119	Liberty Global plc, Series C (a)	4,110
2,000	Lloyds Banking Group plc	1,797
275	London Stock Exchange Group plc	12,028
450	National Grid plc	5,829
1,115	Prudential plc	24,739
99	Reckitt Benckiser Group plc	9,111
446	RELX plc	9,048
98	Rio Tinto Ltd.	4,459
377	Rio Tinto plc	14,854
1,401	RSA Insurance Group plc	10,807
906	Sage Group plc (The)	7,860

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
1,517	Standard Chartered plc (a)	14,173
4,085	Taylor Wimpey plc	10,582
533	Unilever NV, CVA	27,910
8,726	Vodafone Group plc	22,475
273	Whitbread plc	14,266
797	WPP plc	17,056

		428,924

	United States — 59.6%
19	3M Co.	3,754
524	Abbott Laboratories	22,851
35	AbbVie, Inc.	2,283
319	Accenture plc, Class A	38,659
46	Activision Blizzard, Inc.	2,425
9	Acuity Brands, Inc.	1,507
283	Adobe Systems, Inc. (a)	37,851
175	Aetna, Inc.	23,648
242	Agilent Technologies, Inc.	13,345
108	Alexion Pharmaceuticals, Inc. (a)	13,756
209	Allegion plc	16,404
135	Allergan plc	32,856
69	Alphabet, Inc., Class A (a)	63,726
88	Alphabet, Inc., Class C (a)	80,165
411	Altria Group, Inc.	29,511
101	Amazon.com, Inc. (a)	93,493
261	Ameren Corp.	14,264
46	American Express Co.	3,637
289	American International Group, Inc.	17,596
38	American Water Works Co., Inc.	3,021
71	Ameriprise Financial, Inc.	9,059
37	Amgen, Inc.	6,058
263	Anadarko Petroleum Corp.	14,982
339	Analog Devices, Inc.	25,849
32	Antero Resources Corp. (a)	675
1,222	Apple, Inc.	175,536
38	Aramark	1,393
123	Archer-Daniels-Midland Co.	5,635
20	Arrow Electronics, Inc. (a)	1,405
256	Arthur J Gallagher & Co.	14,275
1,132	AT&T, Inc.	44,872
138	Automatic Data Processing, Inc.	14,445
13	AutoZone, Inc. (a)	9,040
82	AvalonBay Communities, Inc.	15,552
29	Avery Dennison Corp.	2,383
37	Ball Corp.	2,873
3,061	Bank of America Corp.	71,435

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
370	Bank of New York Mellon Corp. (The)	17,397
44	Becton Dickinson and Co.	8,307
263	Berkshire Hathaway, Inc., Class B (a)	43,377
60	Best Buy Co., Inc.	3,126
100	Biogen, Inc. (a)	27,149
59	BioMarin Pharmaceutical, Inc. (a)	5,678
49	BlackRock, Inc.	18,709
41	Boston Properties, Inc.	5,146
900	Boston Scientific Corp. (a)	23,750
559	Bristol-Myers Squibb Co.	31,353
66	Brixmor Property Group, Inc.	1,312
171	Broadcom Ltd.	37,777
26	Broadridge Financial Solutions, Inc.	1,825
96	Brown-Forman Corp., Class B	4,565
71	CA, Inc.	2,320
166	Cabot Oil & Gas Corp.	3,860
61	Cadence Design Systems, Inc. (a)	1,993
16	Camden Property Trust	1,339
252	Capital One Financial Corp.	20,240
88	Carnival Corp.	5,428
24	Caterpillar, Inc.	2,435
67	CBRE Group, Inc., Class A (a)	2,390
29	CDK Global, Inc.	1,890
32	CDW Corp.	1,894
56	Celanese Corp., Series A	4,917
293	Celgene Corp. (a)	36,338
37	Centene Corp. (a)	2,759
621	Charles Schwab Corp. (The)	24,132
1	Charter Communications, Inc. (a)	290
98	Charter Communications, Inc., Class A (a)	33,868
342	Chevron Corp.	36,502
187	Chubb Ltd.	25,644
36	Cigna Corp.	5,661
19	Cintas Corp.	2,371
713	Cisco Systems, Inc.	24,291
912	Citigroup, Inc.	53,894
89	Citizens Financial Group, Inc.	3,253
354	CMS Energy Corp.	16,070
510	Coca-Cola Co. (The)	22,007
128	Cognizant Technology Solutions Corp., Class A (a)	7,715
62	Colgate-Palmolive Co.	4,446
1,365	Comcast Corp., Class A	53,479
140	Concho Resources, Inc. (a)	17,731
142	Constellation Brands, Inc., Class A	24,566
10	Cooper Cos., Inc. (The)	2,053

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
7	Core Laboratories NV	826
206	Corning, Inc.	5,943
162	Costco Wholesale Corp.	28,771
198	Crown Holdings, Inc. (a)	11,121
47	Cummins, Inc.	7,127
94	CVS Health Corp.	7,710
134	Danaher Corp.	11,150
53	Deere & Co.	5,957
141	Delphi Automotive plc	11,361
221	Delta Air Lines, Inc.	10,030
125	Diamondback Energy, Inc. (a)	12,451
21	Dick’s Sporting Goods, Inc.	1,055
279	Discover Financial Services	17,451
238	DISH Network Corp., Class A (a)	15,311
92	Dollar General Corp.	6,673
332	Dow Chemical Co. (The)	20,825
415	DR Horton, Inc.	13,662
66	Dr Pepper Snapple Group, Inc.	6,016
63	DXC Technology Co. (a)	4,768
60	E*TRADE Financial Corp. (a)	2,061
261	Eastman Chemical Co.	20,811
308	Eaton Corp. plc	23,331
11	Edgewell Personal Care Co. (a)	772
243	Edison International	19,448
393	EI du Pont de Nemours & Co.	31,358
399	Eli Lilly & Co.	32,741
319	EOG Resources, Inc.	29,498
145	EQT Corp.	8,452
26	Equinix, Inc.	11,039
81	Equity Residential	5,227
8	Essex Property Trust, Inc.	1,956
18	Everest Re Group Ltd.	4,579
137	Exelon Corp.	4,746
37	Extra Space Storage, Inc.	2,776
756	Exxon Mobil Corp.	61,694
14	F5 Networks, Inc. (a)	1,747
636	Facebook, Inc., Class A (a)	95,539
55	FedEx Corp.	10,343
279	Fidelity National Information Services, Inc.	23,507
60	First Data Corp., Class A (a)	935
24	FLIR Systems, Inc.	869
31	Foot Locker, Inc.	2,382
806	Ford Motor Co.	9,250
65	Fortive Corp.	4,125
116	General Dynamics Corp.	22,551

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — continued
2,107		General Electric Co.	61,080
113		General Motors Co.	3,910
347		Gilead Sciences, Inc.	23,772
120		Goldman Sachs Group, Inc. (The)	26,824
44		H&R Block, Inc.	1,085
184		Halliburton Co.	8,421
333		Hartford Financial Services Group, Inc. (The)	16,125
391		HCP, Inc.	12,262
115		HD Supply Holdings, Inc. (a)	4,647
353		Hewlett Packard Enterprise Co.	6,584
38		Hilton Worldwide Holdings, Inc.	2,218
40		Hologic, Inc. (a)	1,807
371		Home Depot, Inc. (The)	57,850
333		Honeywell International, Inc.	43,614
996		HP, Inc.	18,751
96		Humana, Inc.	21,379
9		Huntington Ingalls Industries, Inc.	1,872
18		IDEXX Laboratories, Inc. (a)	2,999
66		Illumina, Inc. (a)	12,156
35		Incyte Corp. (a)	4,331
225		Ingersoll-Rand plc	19,971
14		Ingredion, Inc.	1,731
411		Intel Corp.	14,866
323		Intercontinental Exchange, Inc.	19,431
143		International Business Machines Corp.	22,989
457		Johnson & Johnson	56,400
192		Johnson Controls International plc	7,988
8		Jones Lang LaSalle, Inc.	964
716		KeyCorp	13,064
112		Kimberly-Clark Corp.	14,468
420		Kimco Realty Corp.	8,520
254		Kinder Morgan, Inc.	5,233
253		Kraft Heinz Co. (The)	22,897
71		L3 Technologies, Inc.	12,206
23		Laboratory Corp. of America Holdings (a)	3,229
56		Lam Research Corp.	8,045
16		Lear Corp.	2,287
—	(h)	Lennox International, Inc.	23
24		Liberty Broadband Corp., Class C (a)	2,174
24		Liberty Media Corp.-Liberty SiriusXM, Class A (a)	930
30		Liberty Property Trust	1,202
47		Lincoln National Corp.	3,128
443		Lowe’s Cos., Inc.	37,595
25		Macerich Co. (The)	1,551
207		Macy’s, Inc.	6,056
16		ManpowerGroup, Inc.	1,592

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
113	Marathon Petroleum Corp.	5,760
393	Masco Corp.	14,553
1	Mastercard, Inc.	73
73	Mastercard, Inc., Class A	8,547
41	McDonald’s Corp.	5,678
35	McKesson Corp.	4,792
101	Medtronic plc	8,410
553	Merck & Co., Inc.	34,473
452	MetLife, Inc.	23,434
170	Microchip Technology, Inc.	12,851
1,939	Microsoft Corp.	132,755
217	Molson Coors Brewing Co., Class B	20,802
686	Mondelez International, Inc., Class A	30,884
739	Morgan Stanley	32,037
377	Mosaic Co. (The)	10,163
14	Mylan NV (a)	522
30	National Retail Properties, Inc.	1,259
143	Newell Brands, Inc.	6,831
45	Newfield Exploration Co. (a)	1,555
110	Newmont Mining Corp.	3,705
233	NextEra Energy, Inc.	31,139
408	NIKE, Inc., Class B	22,581
77	Norfolk Southern Corp.	9,004
73	Northrop Grumman Corp.	18,002
53	Nuance Communications, Inc. (a)	950
72	NVIDIA Corp.	7,537
321	Occidental Petroleum Corp.	19,733
339	Oracle Corp.	15,235
71	O’Reilly Automotive, Inc. (a)	17,703
191	PACCAR, Inc.	12,778
53	Parsley Energy, Inc., Class A (a)	1,569
69	Paychex, Inc.	4,109
491	PepsiCo, Inc.	55,645
1,752	Pfizer, Inc.	59,418
355	PG&E Corp.	23,784
414	Philip Morris International, Inc.	45,864
150	Phillips 66	11,926
165	Pinnacle West Capital Corp.	14,067
138	Pioneer Natural Resources Co.	23,845
25	Plains GP Holdings LP, Class A	749
122	PNC Financial Services Group, Inc. (The)	14,563
1	Priceline Group, Inc. (The) (a)	2,733
398	Procter & Gamble Co. (The)	34,769
283	Prologis, Inc.	15,411
91	Prudential Financial, Inc.	9,756
53	Public Storage	11,068
500	PulteGroup, Inc.	11,341
16	PVH Corp.	1,620

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — continued
83		QUALCOMM, Inc. (a)	4,440
29		Quest Diagnostics, Inc.	3,023
29		Raymond James Financial, Inc.	2,153
53		Realty Income Corp.	3,107
33		Regency Centers Corp.	2,116
3		Regeneron Pharmaceuticals, Inc. (a)	1,057
574		Regions Financial Corp.	7,891
14		Reinsurance Group of America, Inc.	1,724
27		Robert Half International, Inc.	1,251
7		Rockwell Collins, Inc.	692
146		Ross Stores, Inc.	9,481
150		Royal Caribbean Cruises Ltd.	16,040
33		Sabre Corp.	781
–	(h)	SBA Communications Corp. (a)	49
26		SBA Communications Corp., Class A (a)	3,251
213		Schlumberger Ltd.	15,489
89		Sealed Air Corp.	3,909
33		Sensata Technologies Holding NV (a)	1,365
37		ServiceNow, Inc. (a)	3,513
5		Sherwin-Williams Co. (The)	1,777
330		Shire plc	19,465
55		Simon Property Group, Inc.	9,055
861		Sirius XM Holdings, Inc.	4,263
51		SL Green Realty Corp.	5,376
81		Snap, Inc., Class A (a)	1,836
76		Snap-on, Inc.	12,776
7		Spectrum Brands Holdings, Inc.	1,045
200		Stanley Black & Decker, Inc.	27,180
568		Starbucks Corp.	34,123
172		State Street Corp.	14,415
190		SunTrust Banks, Inc.	10,793
26		SVB Financial Group (a)	4,493
63		Symantec Corp.	1,990
32		Synopsys, Inc. (a)	2,350
51		TD Ameritrade Holding Corp.	1,956
311		TE Connectivity Ltd.	24,066
37		TEGNA, Inc.	950
8		Teleflex, Inc.	1,696
509		Texas Instruments, Inc.	40,322
66		Textron, Inc.	3,085
127		Thermo Fisher Scientific, Inc.	20,936
85		Thomson Reuters Corp.	3,857
164		Time Warner, Inc.	16,242
349		TJX Cos., Inc. (The)	27,452
171		T-Mobile US, Inc. (a)	11,527
65		Toll Brothers, Inc.	2,356
884		Twenty-First Century Fox, Inc., Class A	26,997
90		Twenty-First Century Fox, Inc., Class B	2,694
372		Union Pacific Corp.	41,650

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
210	United Continental Holdings, Inc. (a)	14,778
37	United Parcel Service, Inc., Class B	4,016
129	United Technologies Corp.	15,301
10	United Therapeutics Corp. (a)	1,217
340	UnitedHealth Group, Inc.	59,425
49	Unum Group	2,288
52	US Bancorp	2,657
96	Valero Energy Corp.	6,216
174	Vantiv, Inc., Class A (a)	10,788
260	VEREIT, Inc.	2,175
21	VeriSign, Inc. (a)	1,889
564	Verizon Communications, Inc.	25,895
102	Vertex Pharmaceuticals, Inc. (a)	12,106
610	Visa, Inc., Class A	55,619
35	Voya Financial, Inc.	1,293
28	Vulcan Materials Co.	3,365
351	Walgreens Boots Alliance, Inc.	30,399
81	Wal-Mart Stores, Inc.	6,085
447	Walt Disney Co. (The)	51,682
1,328	Wells Fargo & Co.	71,520
199	WestRock Co.	10,660
71	WEX, Inc. (a)	7,185
93	Workday, Inc., Class A (a)	8,140
423	Xcel Energy, Inc.	19,075
187	Xerox Corp.	1,345
40	Zimmer Biomet Holdings, Inc.	4,803

		4,599,598

	Total Common Stocks (Cost $6,295,356)	7,611,486

Preferred Stocks — 0.5%
	Germany — 0.5%
139	Henkel AG & Co. KGaA (Preference)	18,855
104	Volkswagen AG (Preference)	16,484

	Total Preferred Stocks (Cost $31,296)	35,339

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Australia — 0.0% (g)
12	TPG Telecom Ltd., expiring 05/12/17 (Strike Price $1.00) (a) (Cost $—)	6

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
46,476	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $46,476)	46,476

	Total Investments — 99.7% (Cost $6,373,128)	7,693,307
	Other Assets in Excess of Liabilities — 0.3%	22,845

	NET ASSETS — 100.0%	$7,716,152

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.2%
Pharmaceuticals	6.3
Oil, Gas & Consumable Fuels	5.9
Insurance	3.9
Software	3.4
Internet Software & Services	3.2
Media	3.2
Capital Markets	3.0
IT Services	2.9
Technology Hardware, Storage & Peripherals	2.8
Beverages	2.7
Specialty Retail	2.6
Chemicals	2.6
Semiconductors & Semiconductor Equipment	2.5
Electric Utilities	2.3
Biotechnology	2.2
Industrial Conglomerates	2.1
Equity Real Estate Investment Trusts (REITs)	2.0
Machinery	2.0

INDUSTRY	PERCENTAGE
Diversified Telecommunication Services	1.9%
Food Products	1.9
Health Care Providers & Services	1.9
Tobacco	1.7
Hotels, Restaurants & Leisure	1.7
Food & Staples Retailing	1.6
Automobiles	1.5
Road & Rail	1.4
Aerospace & Defense	1.3
Health Care Equipment & Supplies	1.3
Internet & Direct Marketing Retail	1.3
Metals & Mining	1.2
Household Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Electrical Equipment	1.0
Others (each less than 1.0%)	12.7
Short-Term Investment	0.6

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
442	Euro STOXX 50 Index	06/16/17	EUR	$16,892	$646

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.4%
		Canada — 1.4%
—	(h)	Canadian Pacific Railway Ltd.	30

		China — 8.5%
—	(h)	Baidu, Inc., ADR (a)	30
6		China Overseas Land & Investment Ltd.	17
18		China Unicom Hong Kong Ltd.	23
—	(h)	CNOOC Ltd., ADR	37
1		JD.com, Inc., ADR (a)	27
4		Ping An Insurance Group Co. of China Ltd., Class H	23
2		Vipshop Holdings Ltd., ADR (a)	23

			180

		Denmark — 1.7%
1		Novo Nordisk A/S, Class B	36

		France — 7.4%
—	(h)	Airbus SE	36
2		AXA SA	48
—	(h)	Sanofi	38
—	(h)	Schneider Electric SE	35

			157

		Hong Kong — 1.5%
5		AIA Group Ltd.	32

		India — 1.0%
3		ICICI Bank Ltd., ADR	22

		Israel — 2.5%
2		Teva Pharmaceutical Industries Ltd., ADR	53

		Italy — 0.8%
1		UniCredit SpA (a)	17

		Japan — 5.4%
2		Inpex Corp.	16
1		Japan Airlines Co. Ltd.	31
1		Japan Tobacco, Inc.	27
1		Sumitomo Mitsui Financial Group, Inc.	41

			115

		Luxembourg — 1.4%
4		ArcelorMittal (a)	30

		Netherlands — 1.3%
—	(h)	NXP Semiconductors NV (a)	28

		Switzerland — 3.7%
1		LafargeHolcim Ltd. (Registered) (a)	30
1		Novartis AG (Registered)	49

			79

		United Kingdom — 9.7%
1		British American Tobacco plc	40
12		BT Group plc	47

SHARES		SECURITY DESCRIPTION	VALUE($)

		United Kingdom — continued
9		ITV plc	25
1		Liberty Global plc, Class A (a)	31
24		Vodafone Group plc	62

			205

		United States — 47.1%
—	(h)	Activision Blizzard, Inc.	23
—	(h)	Aetna, Inc.	25
—	(h)	Affiliated Managers Group, Inc.	23
—	(h)	Alexion Pharmaceuticals, Inc. (a)	34
—	(h)	Allergan plc	44
—	(h)	Alphabet, Inc., Class C (a)	101
—	(h)	Amazon.com, Inc. (a)	55
—	(h)	Broadcom Ltd.	32
1		CBRE Group, Inc., Class A (a)	29
1		Citigroup, Inc.	68
1		DISH Network Corp., Class A (a)	38
—	(h)	Eastman Chemical Co.	33
—	(h)	EQT Corp.	20
1		Globant SA (a)	24
—	(h)	Honeywell International, Inc.	30
2		Kroger Co. (The)	48
1		MetLife, Inc.	31
1		Molson Coors Brewing Co., Class B	64
1		Morgan Stanley	30
—	(h)	Occidental Petroleum Corp.	29
—	(h)	Pioneer Natural Resources Co.	40
—	(h)	Shire plc, ADR	50
1		Snap, Inc., Class A (a)	23
1		Time, Inc.	12
1		TripAdvisor, Inc. (a)	28
1		Twenty-First Century Fox, Inc., Class A	39
—	(h)	Vertex Pharmaceuticals, Inc. (a)	27

			1,000

		Total Common Stocks (Cost $1,857)	1,984

Short-Term Investment — 1.8%
		Investment Company — 1.8%
39		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $39)	39

		Total Investments — 95.2% (Cost $1,896)	2,023
		Other Assets in Excess of Liabilities — 4.8%	102

		NET ASSETS — 100.0%	$2,125

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.9%
Banks	7.2
Media	7.2
Oil, Gas & Consumable Fuels	7.0
Insurance	6.6
Internet & Direct Marketing Retail	6.6
Internet Software & Services	6.5
Biotechnology	5.5
Diversified Telecommunication Services	3.5
Software	3.5
Tobacco	3.3
Beverages	3.1
Wireless Telecommunication Services	3.1
Semiconductors & Semiconductor Equipment	2.9

INDUSTRY	PERCENTAGE
Capital Markets	2.6%
Food & Staples Retailing	2.4
Real Estate Management & Development	2.3
Aerospace & Defense	1.8
Electrical Equipment	1.7
Chemicals	1.6
Airlines	1.6
Construction Materials	1.5
Road & Rail	1.5
Industrial Conglomerates	1.5
Metals & Mining	1.5
Health Care Providers & Services	1.2
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
		Australia — 8.3%
3		ALS Ltd.	15
11		Alumina Ltd.	16
7		Aristocrat Leisure Ltd.	96
42		Ausdrill Ltd.	43
6		BlueScope Steel Ltd.	53
9		Challenger Ltd.	85
2		Domino’s Pizza Enterprises Ltd.	82
10		Fortescue Metals Group Ltd.	38
23		South32 Ltd.	48
10		Treasury Wine Estates Ltd.	87

			563

		Austria — 0.9%
1		ams AG	63

		China — 3.4%
7		AAC Technologies Holdings, Inc.	95
153		Lonking Holdings Ltd.	43
40		MMG Ltd. (a)	14
52		Nexteer Automotive Group Ltd.	81

			233

		Denmark — 1.3%
1		FLSmidth & Co. A/S	56
—	(h)	Royal Unibrew A/S	17
1		Spar Nord Bank A/S	12

			85

		Finland — 2.1%
1		Huhtamaki OYJ	29
2		Metso OYJ	59
1		Nokian Renkaat OYJ	55

			143

		France — 8.4%
1		Alten SA	59
1		Ipsen SA	58
1		IPSOS	47
1		Remy Cointreau SA	55
3		Rexel SA	52
—	(h)	SEB SA	63
—	(h)	Sopra Steria Group	57
1		Tarkett SA	54
1		Trigano SA	60
1		Ubisoft Entertainment SA (a)	61

			566

		Georgia — 1.1%
2		BGEO Group plc	75

SHARES		SECURITY DESCRIPTION	VALUE($)

		Germany — 4.1%
1		Covestro AG (e)	53
1		HUGO BOSS AG	55
—	(h)	MTU Aero Engines AG	60
1		Stabilus SA	56
2		Wacker Neuson SE	51

			275

		Hong Kong — 4.7%
43		HKT Trust & HKT Ltd.	55
15		Kerry Properties Ltd.	54
23		New World Development Co. Ltd.	29
50		Nine Dragons Paper Holdings Ltd.	54
482		Noble Group Ltd. (a)	49
20		SJM Holdings Ltd.	19
13		Techtronic Industries Co. Ltd.	54

			314

		Ireland — 0.5%
—	(h)	Paddy Power Betfair plc	33

		Israel — 0.6%
7		Plus500 Ltd.	40

		Italy — 6.7%
4		Amplifon SpA	57
1		Brembo SpA	57
2		De’ Longhi SpA	55
8		FinecoBank Banca Fineco SpA	57
1		Industria Macchine Automatiche SpA	54
2		Recordati SpA	58
2		Salvatore Ferragamo SpA	58
1		Tod’s SpA	59

			455

		Japan — 24.6%
3		Alpine Electronics, Inc.	49
3		Alps Electric Co. Ltd.	73
4		Chiba Bank Ltd. (The)	27
2		Ebara Corp.	55
2		Electric Power Development Co. Ltd.	44
3		en-japan, Inc.	60
17		Fukuoka Financial Group, Inc.	78
3		Hitachi Metals Ltd.	39
2		Japan Exchange Group, Inc.	21
4		Lifull Co. Ltd.	27
3		LIXIL Group Corp.	67
3		M3, Inc.	69
2		MINEBEA MITSUMI, Inc.	22

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
4		Mitsubishi Chemical Holdings Corp.	32
13		Mitsubishi Motors Corp.	82
9		Mitsubishi UFJ Lease & Finance Co. Ltd.	46
13		Mitsui Chemicals, Inc.	67
1		Nihon M&A Center, Inc.	48
1		Nitori Holdings Co. Ltd.	78
6		NSK Ltd.	75
12		NTN Corp.	61
1		Rohm Co. Ltd.	77
2		Sekisui Chemical Co. Ltd.	32
3		Shizuoka Bank Ltd. (The)	25
5		Sumco Corp.	79
2		Suruga Bank Ltd.	38
5		Tadano Ltd.	61
1		TDK Corp.	56
4		Temp Holdings Co. Ltd.	66
2		Toridoll Holdings Corp.	55
1		Ulvac, Inc.	56

			1,665

		Netherlands — 0.8%
1		Aalberts Industries NV	57

		Norway — 2.1%
3		Salmar ASA	60
5		Skandiabanken ASA (a) (e)	47
2		TGS Nopec Geophysical Co. ASA	36

			143

		South Africa — 0.7%
2		Mondi plc	45

		Spain — 0.8%
15		Mapfre SA	53

		Sweden — 3.2%
6		Husqvarna AB, Class B	60
4		Sandvik AB	60
2		Thule Group AB (e)	37
2		Trelleborg AB, Class B,	57

			214

		Switzerland — 7.0%
—	(h)	Baloise Holding AG (Registered)	54
—	(h)	Bucher Industries AG (Registered)	60
—	(h)	dormakaba Holding AG (a)	54
—	(h)	Forbo Holding AG (Registered)	57
1		Oriflame Holding AG (a)	51
—	(h)	Sika AG	58

SHARES		SECURITY DESCRIPTION	VALUE($)

		Switzerland — continued
—	(h)	Sulzer AG (Registered)	55
1		Temenos Group AG (Registered) (a)	54
—	(h)	Wolseley plc	29

			472

		United Kingdom — 16.2%
5		3i Group plc	49
7		888 Holdings plc	25
3		Anglo American plc (a)	41
6		Ashtead Group plc	122
3		Barratt Developments plc	26
6		BBA Aviation plc	24
5		CNH Industrial NV	59
—	(h)	DCC plc	18
14		Electrocomponents plc	95
1		Fevertree Drinks plc	21
6		G4S plc	23
6		GKN plc	27
1		Intermediate Capital Group plc	14
14		ITV plc	37
19		JD Sports Fashion plc	112
4		Just Eat plc (a)	31
25		Melrose Industries plc	77
3		Micro Focus International plc	97
11		OneSavings Bank plc	65
2		RPC Group plc	17
2		Smiths Group plc	34
3		Subsea 7 SA	56
4		Vesuvius plc	25

			1,095

		United States — 1.3%
1		Carnival plc	34
2		Yum China Holdings, Inc. (a)	57

			91

		Total Investments — 98.8% (Cost $5,564)	6,680
		Other Assets in Excess of Liabilities — 1.2%	82

		NET ASSETS — 100.0%	$6,762

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Machinery	13.6%
Hotels, Restaurants & Leisure	6.0
Household Durables	5.9
Banks	5.4
Electronic Equipment, Instruments & Components	4.8
Semiconductors & Semiconductor Equipment	4.1
Trading Companies & Distributors	3.8
Metals & Mining	3.7
Auto Components	3.3
Software	3.1
Chemicals	3.1
Specialty Retail	2.8
Professional Services	2.8
Beverages	2.7
Textiles, Apparel & Luxury Goods	2.6
Diversified Financial Services	2.6
Building Products	1.8

INDUSTRY	PERCENTAGE
IT Services	1.7%
Pharmaceuticals	1.7
Media	1.7
Insurance	1.6
Paper & Forest Products	1.5
Construction & Engineering	1.5
Leisure Products	1.5
Energy Equipment & Services	1.4
Capital Markets	1.3
Real Estate Management & Development	1.2
Automobiles	1.2
Commercial Services & Supplies	1.2
Electrical Equipment	1.2
Health Care Technology	1.0
Thrifts & Mortgage Finance	1.0
Others (each less than 1.0%)	7.2

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.0%
	Australia — 1.2%
1,574	BHP Billiton Ltd.	28,029
768	BHP Billiton plc	11,716
1,794	South32 Ltd.	3,717

		43,462

	Belgium — 1.6%
511	Anheuser-Busch InBev SA/NV	57,669

	China — 3.1%
181	Baidu, Inc., ADR (a)	32,538
5,578	China Overseas Land & Investment Ltd.	16,179
30,300	CNOOC Ltd.	35,348
5,321	Ping An Insurance Group Co. of China Ltd., Class H	29,913

		113,978

	Denmark — 1.0%
974	Novo Nordisk A/S, Class B	37,917

	France — 12.2%
855	Accor SA	38,988
1,834	AXA SA	48,919
681	BNP Paribas SA	48,035
243	Essilor International SA	31,448
305	Imerys SA	26,202
66	Kering	20,404
203	LVMH Moet Hennessy Louis Vuitton SE	50,046
273	Pernod Ricard SA	34,105
490	Safran SA	40,588
570	Sanofi	53,829
733	Schneider Electric SE	58,067

		450,631

	Germany — 6.9%
327	Allianz SE (Registered)	62,328
405	Bayer AG (Registered)	50,164
249	Continental AG	55,862
165	Fresenius Medical Care AG & Co. KGaA	14,642
700	SAP SE	70,098

		253,094

	Hong Kong — 4.5%
6,716	AIA Group Ltd.	46,483
5,301	Cheung Kong Property Holdings Ltd.	37,951
4,030	CK Hutchison Holdings Ltd.	50,318
7,070	Sands China Ltd.	32,021

		166,773

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — 1.1%
520	HDFC Bank Ltd., ADR	41,364

	Indonesia — 0.7%
40,823	Astra International Tbk. PT	27,359

	Israel — 0.6%
699	Teva Pharmaceutical Industries Ltd., ADR	22,073

	Japan — 20.8%
2,593	Astellas Pharma, Inc.	34,189
328	Daikin Industries Ltd.	31,880
214	FANUC Corp.	43,590
1,490	Honda Motor Co. Ltd.	43,373
3,680	Inpex Corp.	35,259
1,625	Japan Tobacco, Inc.	54,076
1,311	KDDI Corp.	34,752
93	Keyence Corp.	37,226
1,346	Komatsu Ltd.	35,954
3,232	Kubota Corp.	50,915
1,108	Makita Corp.	39,519
1,362	Mitsui Fudosan Co. Ltd.	29,967
397	Nidec Corp.	36,463
235	Nitto Denko Corp.	17,673
581	Shin-Etsu Chemical Co. Ltd.	50,456
149	SMC Corp.	42,026
1,692	Sumitomo Mitsui Financial Group, Inc.	62,821
315	Tokyo Electron Ltd.	38,239
912	Toyota Motor Corp.	49,374

		767,752

	Macau — 0.8%
12,614	Wynn Macau Ltd.	27,651

	Netherlands — 5.6%
463	Akzo Nobel NV	40,490
332	ASML Holding NV	43,844
3,621	ING Groep NV	59,025
2,413	Royal Dutch Shell plc, Class A	62,673

		206,032

	South Africa — 1.1%
216	Naspers Ltd., Class N	41,151

	South Korea — 2.7%
95	Hyundai Mobis Co. Ltd.	18,455
83	Samsung Electronics Co. Ltd., GDR	80,965

		99,420

	Spain — 1.2%
5,649	Banco Bilbao Vizcaya Argentaria SA	45,257

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 10.6%
505	Cie Financiere Richemont SA (Registered)	42,161
9,313	Glencore plc (a)	36,603
835	LafargeHolcim Ltd. (Registered) (a)	47,388
945	Novartis AG (Registered)	72,759
298	Roche Holding AG	78,098
3,814	UBS Group AG (Registered) (a)	65,108
170	Zurich Insurance Group AG	47,053

		389,170

	Taiwan — 1.2%
1,335	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,155

	United Kingdom — 19.1%
890	British American Tobacco plc	60,120
2,137	Burberry Group plc	44,651
9,626	HSBC Holdings plc	79,325
717	Imperial Brands plc	35,107
32,579	Lloyds Banking Group plc	29,273
4,681	Meggitt plc	28,033
890	Persimmon plc	26,868
3,465	Prudential plc	76,895
1,467	RELX NV	28,341
703	Rio Tinto Ltd.	31,804
543	Rio Tinto plc	21,415
4,743	Standard Chartered plc (a)	44,324
975	TechnipFMC plc (a)	29,320
865	Travis Perkins plc	18,048
949	Unilever plc	48,843
24,977	Vodafone Group plc	64,332
1,839	WPP plc	39,370

		706,069

	United States — 1.0%
600	Shire plc	35,393

	Total Common Stocks (Cost $$3,044,043)	3,576,370

Preferred Stocks — 1.1%
	Germany — 1.1%
315	Henkel AG & Co. KGaA (Preference) (Cost $27,580)	42,841

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
76,383	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $76,383)	76,383

	Total Investments — 100.2% (Cost $3,148,006)	3,695,594
	Liabilities in Excess of Other Assets — (0.2)%	(7,184)

	NET ASSETS — 100.0%	$3,688,410

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.1%
Pharmaceuticals	9.4
Insurance	8.4
Machinery	5.7
Textiles, Apparel & Luxury Goods	4.3
Tobacco	4.0
Metals & Mining	3.6
Oil, Gas & Consumable Fuels	3.6
Semiconductors & Semiconductor Equipment	3.4
Automobiles	3.2
Chemicals	2.9
Wireless Telecommunication Services	2.7
Hotels, Restaurants & Leisure	2.7
Electrical Equipment	2.5
Beverages	2.5

INDUSTRY	PERCENTAGE
Real Estate Management & Development	2.3%
Technology Hardware, Storage & Peripherals	2.2
Media	2.2
Auto Components	2.0
Construction Materials	2.0
Software	1.9
Aerospace & Defense	1.9
Capital Markets	1.8
Industrial Conglomerates	1.4
Personal Products	1.3
Household Products	1.2
Electronic Equipment, Instruments & Components	1.0
Biotechnology	1.0
Others (each less than 1.0%)	5.7
Short-Term Investment	2.1

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,635	EUR	BNP Paribas	05/03/17	$15,947	$15,942	$(5)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.0%
	Belgium — 2.9%
46	Anheuser-Busch InBev SA/NV	5,177

	Brazil — 0.7%
149	Vale SA, ADR (a)	1,279

	Canada — 1.9%
29	Toronto-Dominion Bank (The)	1,353
43	TransCanada Corp.	1,976

		3,329

	China — 1.6%
2,343	CNOOC Ltd.	2,733

	Czech Republic — 1.8%
962	Moneta Money Bank A/S (e)	3,110

	Denmark — 2.7%
131	Danske Bank A/S	4,749

	Finland — 3.9%
31	Cargotec OYJ, Class B	1,860
231	Nokia OYJ, ADR	1,325
139	UPM-Kymmene OYJ	3,660

		6,845

	France — 7.5%
11	Airbus SE	862
30	Cie Generale des Etablissements Michelin	3,889
36	Sanofi	3,400
7	Unibail-Rodamco SE	1,746
38	Vinci SA	3,244

		13,141

	Germany — 12.1%
17	Allianz SE (Registered)	3,180
25	BASF SE	2,450
11	Continental AG	2,573
46	Daimler AG (Registered)	3,420
22	Deutsche Boerse AG	2,156
76	Deutsche Wohnen AG	2,607
25	Evonik Industries AG	848
28	Siemens AG (Registered)	3,974

		21,208

	Hong Kong — 1.0%
406	Sands China Ltd.	1,841

	Israel — 0.7%
38	Teva Pharmaceutical Industries Ltd., ADR	1,201

	Japan — 10.7%
90	Bridgestone Corp.	3,754
104	Daiwa House Industry Co. Ltd.	3,095

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
535	Daiwa Securities Group, Inc.	3,255
128	Mitsubishi Corp.	2,771
592	Mitsubishi UFJ Financial Group, Inc., ADR	3,755
52	Nippon Telegraph & Telephone Corp.	2,237

		18,867

	Netherlands — 5.6%
192	ING Groep NV	3,128
165	Koninklijke Ahold Delhaize NV	3,417
99	NN Group NV	3,293

		9,838

	New Zealand — 1.3%
879	Spark New Zealand Ltd.	2,229

	Norway — 1.5%
172	DNB ASA	2,692

	Russia — 4.8%
63	LUKOIL PJSC, ADR	3,130
164	MMC Norilsk Nickel PJSC, ADR	2,512
210	Severstal PJSC, GDR	2,864

		8,506

	South Korea — 1.9%
2	Samsung Electronics Co. Ltd.	3,433

	Spain — 1.0%
152	Telefonica SA	1,681

	Sweden — 0.9%
68	Skandinaviska Enskilda Banken AB, Class A	779
121	Telefonaktiebolaget LM Ericsson, Class B	788

		1,567

	Switzerland — 7.5%
27	Galenica Sante Ltd. (a) (e)	1,193
522	Glencore plc (a)	2,052
30	LafargeHolcim Ltd. (Registered) (a)	1,682
23	Novartis AG (Registered)	1,781
34	Swiss Re AG	2,924
56	Wolseley plc	3,533

		13,165

	Taiwan — 0.9%
47	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,562

	United Kingdom — 24.1%
190	3i Group plc	1,956
351	BAE Systems plc	2,850
275	Beazley plc	1,566

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United Kingdom — continued
67	Berkeley Group Holdings plc	2,844
78	British American Tobacco plc	5,262
695	Direct Line Insurance Group plc	3,141
300	GlaxoSmithKline plc	6,033
100	HSBC Holdings plc, ADR	4,102
62	Imperial Brands plc	3,032
32	InterContinental Hotels Group plc	1,683
628	ITV plc	1,708
31	Persimmon plc	927
73	Prudential plc	1,630
219	RSA Insurance Group plc	1,693
187	WPP plc	4,012

		42,439

	Total Common Stocks (Cost $155,245)	170,592

Short-Term Investment — 1.9%
	Investment Company — 1.9%
3,386	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $3,386)	3,386

	Total Investments — 98.9% (Cost $158,631)	173,978
	Other Assets in Excess of Liabilities — 1.1%	1,894

	NET ASSETS — 100.0%	$175,872

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.6%
Insurance	10.0
Pharmaceuticals	7.8
Auto Components	5.9
Metals & Mining	5.0
Tobacco	4.8
Oil, Gas & Consumable Fuels	4.5
Capital Markets	4.2
Trading Companies & Distributors	3.6
Diversified Telecommunication Services	3.5
Media	3.3
Real Estate Management & Development	3.3
Beverages	3.0
Industrial Conglomerates	2.3
Household Durables	2.2
Aerospace & Defense	2.1
Paper & Forest Products	2.1
Hotels, Restaurants & Leisure	2.0
Technology Hardware, Storage & Peripherals	2.0
Automobiles	2.0
Food & Staples Retailing	2.0
Chemicals	1.9
Construction & Engineering	1.9
Communications Equipment	1.2
Machinery	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Construction Materials	1.0
Others (each less than 1.0%)	0.8
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.7%
	Australia — 3.8%
1,372	Australia & New Zealand Banking Group Ltd.	33,592
260	Commonwealth Bank of Australia	17,009
7,729	Goodman Group	46,928
2,832	Oil Search Ltd.	15,280

		112,809

	Belgium — 1.6%
416	Anheuser-Busch InBev SA/NV	46,945

	Chile — 1.1%
3,018	Antofagasta plc	32,747

	China — 2.8%
8,276	China Resources Gas Group Ltd.	27,891
12,100	China Resources Land Ltd.	33,529
663	Tencent Holdings Ltd.	20,768

		82,188

	Denmark — 2.4%
436	Chr Hansen Holding A/S	29,388
205	Genmab A/S (a)	40,740

		70,128

	Finland — 2.2%
1,300	UPM-Kymmene OYJ	34,254
491	Wartsila OYJ Abp	29,835

		64,089

	France — 13.9%
535	Airbus SE	43,244
1,353	AXA SA	36,106
709	BNP Paribas SA	50,050
393	Cap Gemini SA	39,319
102	Kering	31,718
1,044	Klepierre	40,982
252	Pernod Ricard SA	31,563
301	Renault SA	28,086
252	Sanofi	23,843
370	Thales SA	38,866
979	TOTAL SA	50,266

		414,043

	Germany — 7.8%
197	adidas AG	39,582
140	Continental AG	31,400
271	Deutsche Boerse AG	26,534
406	Fresenius SE & Co. KGaA	32,950
1,962	Infineon Technologies AG	40,555
434	Siemens AG (Registered)	62,267

		233,288

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — 1.5%
566	HDFC Bank Ltd., ADR	45,077

	Italy — 2.4%
8,724	Enel SpA	41,475
35,094	Telecom Italia SpA (a)	31,150

		72,625

	Japan — 23.7%
384	Daikin Industries Ltd.	37,373
295	Dentsu, Inc.	16,641
1,815	DMG Mori Co. Ltd.	29,971
978	Honda Motor Co. Ltd.	28,457
468	Izumi Co. Ltd.	23,402
1,135	Japan Airlines Co. Ltd.	35,829
2,405	Kajima Corp.	16,330
108	Keyence Corp.	43,578
1,574	Marui Group Co. Ltd.	21,561
1,773	Mitsubishi Corp.	38,255
8,201	Mitsubishi UFJ Financial Group, Inc.	51,963
1,596	Mitsui Fudosan Co. Ltd.	35,116
1,332	Nippon Steel & Sumitomo Metal Corp.	30,000
898	Nippon Telegraph & Telephone Corp.	38,467
428	Oriental Land Co. Ltd.	24,599
2,633	ORIX Corp.	40,235
453	Sompo Holdings, Inc.	17,108
1,102	Sumitomo Mitsui Financial Group, Inc.	40,922
455	Suntory Beverage & Food Ltd.	20,495
1,028	Suzuki Motor Corp.	42,952
961	Tokio Marine Holdings, Inc.	40,502
1,386	Yamato Holdings Co. Ltd.	29,959

		703,715

	Netherlands — 6.9%
278	ASML Holding NV	36,744
3,085	ING Groep NV	50,291
1,885	Koninklijke Ahold Delhaize NV	39,050
2,990	Royal Dutch Shell plc, Class A	77,952

		204,037

	Norway — 1.4%
7,211	Norsk Hydro ASA	41,096

	Spain — 1.6%
3,774	Distribuidora Internacional de Alimentacion SA	22,439
674	Industria de Diseno Textil SA	25,821

		48,260

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Sweden — 1.3%
2,753	Svenska Handelsbanken AB, Class A	39,055

	Switzerland — 5.4%
269	Roche Holding AG	70,321
2,541	UBS Group AG (Registered) (a)	43,384
718	Wolseley plc	45,607

		159,312

	United Kingdom — 16.5%
789	Associated British Foods plc	28,730
554	AstraZeneca plc	33,156
948	British American Tobacco plc	64,030
7,012	Dixons Carphone plc	30,460
1,727	GlaxoSmithKline plc	34,762
5,276	Kingfisher plc	23,343
2,061	Prudential plc	45,732
1,174	Rio Tinto plc	46,310
4,741	Standard Chartered plc (a)	44,307
8,587	Taylor Wimpey plc	22,242
930	TechnipFMC plc (a)	27,948
906	Unilever NV, CVA	47,460
16,568	Vodafone Group plc	42,674

		491,154

	United States — 1.4%
699	Shire plc	41,186

	Total Common Stocks (Cost $2,514,603)	2,901,754

Preferred Stock — 1.2%
	Germany — 1.2%
265	Henkel AG & Co. KGaA (Preference) (Cost $23,526)	36,068

Short-Term Investment — 1.3%
	Investment Company — 1.3%
38,835	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $38,835)	38,835

	Total Investments — 100.2% (Cost $2,576,964)	2,976,657
	Liabilities in Excess of Other Assets — (0.2)%	(4,906)

	NET ASSETS — 100.0%	$2,971,751

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.5%
Pharmaceuticals	5.4
Metals & Mining	5.0
Oil, Gas & Consumable Fuels	4.8
Insurance	4.6
Automobiles	3.3
Beverages	3.3
Equity Real Estate Investment Trusts (REITs)	3.0
Trading Companies & Distributors	2.8
Aerospace & Defense	2.8
Biotechnology	2.7
Specialty Retail	2.7
Semiconductors & Semiconductor Equipment	2.6
Textiles, Apparel & Luxury Goods	2.4
Capital Markets	2.3
Diversified Telecommunication Services	2.3
Real Estate Management & Development	2.3
Tobacco	2.2
Industrial Conglomerates	2.1
Food & Staples Retailing	2.1
Machinery	2.0
Personal Products	1.6
Multiline Retail	1.5
Electronic Equipment, Instruments & Components	1.5
Wireless Telecommunication Services	1.4
Electric Utilities	1.4
Diversified Financial Services	1.4
IT Services	1.3
Building Products	1.3
Household Products	1.2
Airlines	1.2
Paper & Forest Products	1.2
Health Care Providers & Services	1.1
Auto Components	1.1
Air Freight & Logistics	1.0
Chemicals	1.0
Food Products	1.0
Others (each less than 1.0%)	5.3
Short-Term Investment	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
13,310 11,312	EUR for GBP	BNP Paribas	05/10/17	$14,655	#	$14,504	#	$(151)
1,058,538 7,664	JPY for GBP	Goldman Sachs International	05/10/17	9,928	#	9,498	#	(430)
141,926	AUD	Australia & New Zealand Banking Group Ltd.	05/10/17	108,010		106,259		(1,751)
15,086	CHF	HSBC Bank, NA	05/10/17	15,148		15,169		21
21,459	CHF	Standard Chartered Bank	05/10/17	21,343		21,577		234
104,016	CHF	TD Bank Financial Group	05/10/17	105,119		104,590		(529)
37,812	EUR	HSBC Bank, NA	05/10/17	40,080		41,204		1,124
29,473	EUR	State Street Corp.	05/10/17	31,467		32,117		650
44,592	EUR	Union Bank of Switzerland AG	05/10/17	47,852		48,593		741
36,687	GBP	Barclays Bank plc	05/10/17	46,161		47,528		1,367
7,952	GBP	Goldman Sachs International	05/10/17	9,899		10,302		403
24,590	GBP	HSBC Bank, NA	05/10/17	30,512		31,856		1,344
10,844	GBP	National Australia Bank	05/10/17	13,585		14,048		463
160,969	HKD	HSBC Bank, NA	05/10/17	20,771		20,698		(73)
2,659,164	JPY	HSBC Bank, NA	05/10/17	23,294		23,862		568
2,210,477	JPY	Merrill Lynch International	05/10/17	19,749		19,835		86
3,796,863	JPY	National Australia Bank	05/10/17	34,101		34,070		(31)
1,696,022	JPY	Societe Generale	05/10/17	14,961		15,219		258
1,963,262	JPY	State Street Corp.	05/10/17	17,713		17,617		(96)
118,421	SEK	Barclays Bank plc	05/10/17	13,102		13,375		273
59,817	SEK	National Australia Bank	05/10/17	6,651		6,756		105
306,528	SEK	Union Bank of Switzerland AG	05/10/17	34,839		34,622		(217)
48,233	SGD	HSBC Bank, NA	05/11/17	34,092		34,526		434
				$713,032		$717,825		$4,793

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
185,329	DKK	Merrill Lynch International	05/10/17	$26,807	$27,152	$(345)
7,156	EUR	Australia & New Zealand Banking Group Ltd.	05/10/17	7,604	7,797	(193)
195,316	EUR	Barclays Bank plc	05/10/17	209,803	212,840	(3,037)
6,788	EUR	Citibank, NA	05/10/17	7,341	7,397	(56)
29,693	EUR	Goldman Sachs International	05/10/17	31,390	32,358	(968)
37,740	EUR	Merrill Lynch International	05/10/17	40,289	41,126	(837)
5,440	EUR	National Australia Bank	05/10/17	5,775	5,928	(153)
46,665	EUR	State Street Corp.	05/10/17	49,276	50,853	(1,577)
10,821	EUR	TD Bank Financial Group	05/10/17	11,453	11,792	(339)
10,617	GBP	Australia & New Zealand Banking Group Ltd.	05/10/17	13,119	13,754	(635)
5,801	GBP	BNP Paribas	05/10/17	7,252	7,515	(263)
6,868	GBP	Goldman Sachs International	05/10/17	8,541	8,897	(356)
42,591	GBP	HSBC Bank, NA	05/10/17	52,982	55,176	(2,194)
85,561	HKD	Union Bank of Switzerland AG	05/10/17	11,041	11,002	39

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,401,047	JPY	Barclays Bank plc	05/10/17	$75,054	$75,385	$(331)
2,878,121	JPY	BNP Paribas	05/10/17	25,949	25,826	123
2,509,034	JPY	Royal Bank of Canada	05/10/17	22,420	22,515	(95)
978,456	JPY	Standard Chartered Bank	05/10/17	8,881	8,780	101
1,786,001	JPY	State Street Corp.	05/10/17	15,671	16,026	(355)
190,241	NOK	TD Bank Financial Group	05/10/17	22,941	22,160	781
				$653,589	$664,279	$(10,690)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2017 of the currency being sold, and the value at April 30, 2017 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 93.4%
	Australia — 6.4%
1,039	AMP Ltd.	4,164
761	Australia & New Zealand Banking Group Ltd.	18,622
449	BGP Holdings Beneficial (a)	6
924	BHP Billiton Ltd.	16,453
298	Commonwealth Bank of Australia	19,461
52	CSL Ltd.	5,118
998	Dexus Property Group	7,619
1,794	Goodman Group	10,891
132	Macquarie Group Ltd.	9,194
52	National Australia Bank Ltd.	1,324
394	Wesfarmers Ltd.	12,694
168	Westpac Banking Corp.	4,406

		109,952

	Austria — 0.4%
212	Erste Group Bank AG (a)	7,574

	Belgium — 1.1%
171	Anheuser-Busch InBev SA/NV	19,309

	Denmark — 1.0%
77	Chr Hansen Holding A/S	5,207
318	Novo Nordisk A/S, Class B	12,375

		17,582

	Finland — 2.0%
117	Cargotec OYJ, Class B	6,964
2,145	Nokia OYJ	12,264
668	Outokumpu OYJ	6,399
135	Wartsila OYJ Abp	8,205

		33,832

	France — 9.7%
156	Air Liquide SA	18,774
198	Airbus SE	15,996
619	AXA SA	16,521
215	BNP Paribas SA	15,206
68	Cap Gemini SA	6,834
745	Natixis SA	5,183
80	Pernod Ricard SA	9,962
112	Renault SA	10,484
201	Sanofi	19,011
191	Schneider Electric SE	15,094
69	Sodexo SA	8,706
313	TOTAL SA	16,043
466	Vivendi SA	9,239

		167,053

SHARES	SECURITY DESCRIPTION	VALUE($)

	Germany — 9.5%
51	adidas AG	10,215
15	Allianz SE (Registered)	2,915
26	BASF SE	2,542
183	Bayer AG (Registered)	22,653
160	Brenntag AG	9,463
238	Daimler AG (Registered)	17,731
85	Deutsche Bank AG (Registered) (a)	1,531
103	Deutsche Boerse AG	10,056
317	Deutsche Post AG (Registered)	11,408
612	Deutsche Telekom AG (Registered)	10,738
45	HeidelbergCement AG	4,143
431	Infineon Technologies AG	8,904
40	Linde AG	7,187
205	SAP SE	20,561
160	Siemens AG (Registered)	22,890

		162,937

	Hong Kong — 2.5%
778	AIA Group Ltd.	5,382
701	Cheung Kong Property Holdings Ltd.	5,020
960	CK Hutchison Holdings Ltd.	11,990
153	Hang Seng Bank Ltd.	3,092
858	Power Assets Holdings Ltd.	7,717
766	Sands China Ltd.	3,468
811	Wharf Holdings Ltd. (The)	6,917

		43,586

	Ireland — 0.4%
81	Ryanair Holdings plc, ADR (a)	7,417

	Israel — 0.6%
318	Teva Pharmaceutical Industries Ltd., ADR	10,056

	Italy — 3.0%
486	Assicurazioni Generali SpA	7,703
315	Atlantia SpA	7,981
2,544	Enel SpA	12,096
1,244	Intesa Sanpaolo SpA	3,631
9,768	Telecom Italia SpA (a)	8,670
708	UniCredit SpA (a)	11,524

		51,605

	Japan — 20.6%
238	Bridgestone Corp.	9,923
54	Central Japan Railway Co.	9,056
97	Daikin Industries Ltd.	9,391
93	Dentsu, Inc.	5,266
355	DMG Mori Co. Ltd.	5,867

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
		Japan — continued
129		East Japan Railway Co.	11,550
112		Electric Power Development Co. Ltd.	2,594
1,205		Fujitsu Ltd.	7,523
1,698		Hitachi Ltd.	9,380
374		Honda Motor Co. Ltd.	10,888
438		J Front Retailing Co. Ltd.	6,311
241		Japan Airlines Co. Ltd.	7,621
73		Japan Tobacco, Inc.	2,412
254		JFE Holdings, Inc.	4,338
1,290		JXTG Holdings, Inc.	5,820
987		Kajima Corp.	6,702
213		KDDI Corp.	5,658
10		Keyence Corp.	3,899
561		Kirin Holdings Co. Ltd.	10,913
378		Kyowa Hakko Kirin Co. Ltd.	6,498
322		Kyushu Electric Power Co., Inc.	3,478
144		Mabuchi Motor Co. Ltd.	8,129
495		Mazda Motor Corp.	7,314
318		Medipal Holdings Corp.	5,267
2,332		Mitsubishi UFJ Financial Group, Inc.	14,775
410		Mitsui Fudosan Co. Ltd.	9,013
188		MS&AD Insurance Group Holdings, Inc.	6,120
413		NGK Spark Plug Co. Ltd.	8,963
85		Nidec Corp.	7,836
203		Nippon Steel & Sumitomo Metal Corp.	4,569
279		Nippon Telegraph & Telephone Corp.	11,944
47		Nishi-Nippon Financial Holdings, Inc.	443
—	(h)	Nitori Holdings Co. Ltd.	11
325		ORIX Corp.	4,964
129		Otsuka Corp.	6,883
110		Otsuka Holdings Co. Ltd.	5,062
293		Seiko Epson Corp.	5,999
313		Seven & i Holdings Co. Ltd.	13,207
88		Shin-Etsu Chemical Co. Ltd.	7,666
323		Sony Corp.	11,069
1,053		Sumitomo Bakelite Co. Ltd.	6,767
347		Sumitomo Mitsui Financial Group, Inc.	12,892
214		Sumitomo Realty & Development Co. Ltd.	5,781
170		Suntory Beverage & Food Ltd.	7,637
423		Takashimaya Co. Ltd.	3,895
990		Tokyo Gas Co. Ltd.	4,596
371		Toyota Motor Corp.	20,068
380		Yamato Holdings Co. Ltd.	8,216

			354,174

SHARES	SECURITY DESCRIPTION	VALUE($)

	Luxembourg — 0.5%
1,128	ArcelorMittal (a)	8,867

	Netherlands — 5.0%
68	ASML Holding NV	8,963
127	Heineken NV	11,336
888	ING Groep NV	14,473
354	Koninklijke Philips NV	12,225
187	NN Group NV	6,210
519	Royal Dutch Shell plc, Class A	13,465
704	Royal Dutch Shell plc, Class B	18,720

		85,392

	New Zealand — 0.3%
2,237	Spark New Zealand Ltd.	5,669

	Norway — 0.4%
1,088	Norsk Hydro ASA	6,199

	Portugal — 0.3%
330	Galp Energia SGPS SA	5,127

	Singapore — 0.9%
942	DBS Group Holdings Ltd.	13,003
371	Singapore Exchange Ltd.	1,966

		14,969

	Spain — 2.3%
1,361	Banco Santander SA	8,873
7,584	Bankia SA	9,208
1,364	Iberdrola SA	9,804
302	Repsol SA	4,768
654	Telefonica SA	7,233

		39,886

	Sweden — 0.8%
1,086	Nordea Bank AB	13,358

	Switzerland — 9.4%
172	Cie Financiere Richemont SA (Registered)	14,382
166	Credit Suisse Group AG (Registered) (a)	2,532
164	LafargeHolcim Ltd. (Registered) (a)	9,318
36	LafargeHolcim Ltd. (Registered) (a)	2,041
550	Nestle SA (Registered)	42,338
213	Novartis AG (Registered)	16,405
121	Roche Holding AG	31,593
13	Syngenta AG (a)	5,826
754	UBS Group AG (Registered) (a)	12,875
203	Wolseley plc	12,899
38	Zurich Insurance Group AG	10,386

		160,595

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United Kingdom — 15.2%
692	3i Group plc	7,112
185	Associated British Foods plc	6,746
206	AstraZeneca plc	12,309
1,421	Aviva plc	9,665
791	Barratt Developments plc	5,939
2,108	BP plc	12,069
400	British American Tobacco plc	27,006
3,632	Centrica plc	9,308
1,574	Debenhams plc	1,044
1,288	Dixons Carphone plc	5,596
756	GlaxoSmithKline plc	15,211
2,475	HSBC Holdings plc	20,412
249	HSBC Holdings plc	2,050
224	InterContinental Hotels Group plc	11,880
2,738	ITV plc	7,446
11,115	Lloyds Banking Group plc	9,987
623	Prudential plc	13,819
99	Reckitt Benckiser Group plc	9,136
143	Rio Tinto Ltd.	6,489
76	Rio Tinto plc	2,979
1,298	Standard Chartered plc (a)	12,131
2,396	Taylor Wimpey plc	6,205
180	TechnipFMC plc (a)	5,422
174	Unilever NV, CVA	9,094
6,783	Vodafone Group plc	17,471
81	Whitbread plc	4,226
435	WPP plc	9,320

		260,072

	United States — 1.1%
304	Shire plc	17,928

	Total Common Stocks (Cost $1,438,943)	1,603,139

PRINCIPAL AMOUNT($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
BRL 11	Vale SA, Series A6, VAR, 0.000% (x) (y) (Cost $—)	—	(h)

SHARES
Preferred Stocks — 1.0%
	Germany — 1.0%
98	Henkel AG & Co. KGaA (Preference)	13,270
24	Volkswagen AG (Preference)	3,828

	Total Preferred Stocks (Cost $12,862)	17,098

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.1%
	Investment Company — 2.1%
36,122	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $36,122)	36,122

	Total Investments — 96.5% (Cost $1,487,927)	1,656,359
	Other Assets in Excess of Liabilities — 3.5%	59,585

	NET ASSETS — 100.0%	$1,715,944

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.4%
Pharmaceuticals	9.1
Insurance	4.7
Oil, Gas & Consumable Fuels	4.6
Automobiles	4.2
Beverages	3.6
Metals & Mining	3.4
Chemicals	3.3
Diversified Telecommunication Services	3.2
Food Products	3.0
Industrial Conglomerates	2.8
Capital Markets	2.7
Electric Utilities	2.0
Electrical Equipment	1.9
Tobacco	1.8
Hotels, Restaurants & Leisure	1.7
Real Estate Management & Development	1.6
Food & Staples Retailing	1.6

INDUSTRY	PERCENTAGE
Textiles, Apparel & Luxury Goods	1.5%
Household Durables	1.4
Wireless Telecommunication Services	1.4
Biotechnology	1.4
Household Products	1.4
Trading Companies & Distributors	1.3
Media	1.3
IT Services	1.3
Machinery	1.3
Road & Rail	1.2
Software	1.2
Air Freight & Logistics	1.2
Auto Components	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Semiconductors & Semiconductor Equipment	1.1
Aerospace & Defense	1.0
Others (each less than 1.0%)	9.0
Short-Term Investment	2.2

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
41	TOPIX Index	06/08/17	JPY	$5,636	$157
195	Euro STOXX 50 Index	06/16/17	USD	7,452	396
72	FTSE 100 Index	06/16/17	USD	6,681	(67)

					$486

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,260	EUR	Goldman Sachs International	05/02/17	$1,370	$1,373	$3

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
	Belgium — 2.0%
31	Anheuser-Busch InBev SA/NV	3,492

	Canada — 3.9%
76	Alimentation Couche-Tard, Inc., Class B	3,476
47	Canadian National Railway Co.	3,375

		6,851

	China — 7.7%
20	Baidu, Inc., ADR (a)	3,545
2,298	China Unicom Hong Kong Ltd.	2,974
3,785	CNOOC Ltd.	4,413
72	JD.com, Inc., ADR (a)	2,516

		13,448

	Denmark — 1.5%
69	Novo Nordisk A/S, Class B	2,701

	Finland — 4.8%
812	Nokia OYJ	4,641
61	Wartsila OYJ Abp	3,685

		8,326

	Germany — 4.6%
22	Continental AG	4,843
71	Zalando SE (a) (e)	3,113

		7,956

	Hong Kong — 5.8%
605	AIA Group Ltd.	4,186
355	Cheung Kong Property Holdings Ltd.	2,538
273	CK Hutchison Holdings Ltd.	3,403

		10,127

	India — 2.3%
51	HDFC Bank Ltd., ADR	4,054

	Israel — 2.0%
109	Teva Pharmaceutical Industries Ltd., ADR	3,433

	Italy — 1.5%
157	UniCredit SpA (a)	2,560

	Japan — 10.1%
4	Keyence Corp.	1,608
159	Komatsu Ltd.	4,257
248	Kubota Corp.	3,903
263	ORIX Corp.	4,024
44	Shin-Etsu Chemical Co. Ltd.	3,790

		17,582

SHARES	SECURITY DESCRIPTION	VALUE($)

	Macau — 1.5%
1,196	Wynn Macau Ltd.	2,623

	Netherlands — 10.7%
41	Akzo Nobel NV	3,570
284	Altice NV, Class A (a)	7,052
218	ING Groep NV	3,554
135	NN Group NV	4,484

		18,660

	South Africa — 1.3%
12	Naspers Ltd., Class N	2,245

	South Korea — 6.3%
20	Hyundai Motor Co.	2,514
17	LG Chem Ltd.	4,021
5	Samsung Electronics Co. Ltd., GDR	4,504

		11,039

	Spain — 2.6%
573	Banco Bilbao Vizcaya Argentaria SA	4,591

	Switzerland — 7.7%
41	Cie Financiere Richemont SA (Registered)	3,461
638	Glencore plc (a)	2,506
77	LafargeHolcim Ltd. (Registered) (a)	4,363
180	UBS Group AG (Registered) (a)	3,072

		13,402

	United Kingdom — 18.3%
88	British American Tobacco plc	5,978
1,099	ITV plc	2,990
480	Meggitt plc	2,876
180	RELX NV	3,476
69	Rio Tinto plc	2,740
162	Smith & Nephew plc	2,662
432	Standard Chartered plc (a)	4,040
88	TechnipFMC plc (a)	2,648
1,722	Vodafone Group plc	4,434

		31,844

	United States — 1.2%
35	Shire plc	2,066

	Total Common Stocks (Cost $152,822)	167,000

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.2%
	Investment Company — 3.2%
5,532	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $5,532)	5,532

	Total Investments — 99.0% (Cost $158,354)	172,532
	Other Assets in Excess of Liabilities — 1.0%	1,827

	NET ASSETS — 100.0%	$174,359

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.9%
Media	7.0
Machinery	6.9
Chemicals	6.6
Insurance	5.0
Pharmaceuticals	3.6
Tobacco	3.5
Internet & Direct Marketing Retail	3.3
Metals & Mining	3.0
Auto Components	2.8
Communications Equipment	2.7
Technology Hardware, Storage & Peripherals	2.6
Wireless Telecommunication Services	2.6
Oil, Gas & Consumable Fuels	2.6
Construction Materials	2.5
Diversified Financial Services	2.3
Internet Software & Services	2.1
Beverages	2.0
Professional Services	2.0
Food & Staples Retailing	2.0
Textiles, Apparel & Luxury Goods	2.0
Industrial Conglomerates	2.0
Road & Rail	2.0
Capital Markets	1.8
Diversified Telecommunication Services	1.7
Aerospace & Defense	1.7
Health Care Equipment & Supplies	1.5
Energy Equipment & Services	1.5
Hotels, Restaurants & Leisure	1.5
Real Estate Management & Development	1.5
Automobiles	1.5
Biotechnology	1.2
Others (each less than 1.0%)	0.9
Short-Term Investment	3.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Australia — 3.9%
935	Australia & New Zealand Banking Group Ltd.	22,888
1,529	Goodman Group	9,282

		32,170

	Austria — 1.1%
258	Erste Group Bank AG (a)	9,249

	Belgium — 2.2%
79	Anheuser-Busch InBev SA/NV	8,965
125	KBC Group NV	9,024

		17,989

	Canada — 1.0%
185	TransCanada Corp.	8,589

	Chile — 0.6%
200	Banco Santander Chile, ADR	4,722

	China — 0.8%
5,684	CNOOC Ltd.	6,631

	Finland — 1.0%
855	Outokumpu OYJ	8,183

	France — 15.9%
104	Air Liquide SA	12,494
123	Airbus SE	9,912
667	AXA SA	17,792
260	BNP Paribas SA	18,347
1,270	Natixis SA	8,840
126	Renault SA	11,766
145	Sanofi	13,730
129	Schneider Electric SE	10,243
545	TOTAL SA	27,984

		131,108

	Germany — 8.3%
59	Bayer AG (Registered)	7,250
120	Brenntag AG	7,135
184	Daimler AG (Registered)	13,726
94	Deutsche Boerse AG	9,208
33	HeidelbergCement AG	3,070
235	Infineon Technologies AG	4,858
164	Siemens AG (Registered)	23,490

		68,737

	Hong Kong — 1.3%
863	CK Hutchison Holdings Ltd.	10,772

	Ireland — 0.9%
78	Ryanair Holdings plc, ADR (a)	7,138

SHARES	SECURITY DESCRIPTION	VALUE($)

	Israel — 1.3%
327	Teva Pharmaceutical Industries Ltd., ADR	10,338

	Italy — 3.3%
2,970	Enel SpA	14,121
2,497	Intesa Sanpaolo SpA	7,290
6,452	Telecom Italia SpA (a)	5,726

		27,137

	Japan — 22.7%
298	Bridgestone Corp.	12,434
98	Daikin Industries Ltd.	9,567
65	Dentsu, Inc.	3,669
351	DMG Mori Co. Ltd.	5,788
455	Honda Motor Co. Ltd.	13,255
275	Japan Airlines Co. Ltd.	8,675
178	Mabuchi Motor Co. Ltd.	10,020
497	Mitsubishi Corp.	10,715
3,604	Mitsubishi UFJ Financial Group, Inc.	22,836
265	Mitsui Fudosan Co. Ltd.	5,831
458	NGK Spark Plug Co. Ltd.	9,928
325	Nippon Telegraph & Telephone Corp.	13,945
177	Otsuka Corp.	9,481
74	Sompo Holdings, Inc.	2,804
171	Sony Corp.	5,881
716	Sumitomo Electric Industries Ltd.	11,697
180	Sumitomo Mitsui Financial Group, Inc.	6,695
233	Sumitomo Mitsui Trust Holdings, Inc.	7,964
158	Suzuki Motor Corp.	6,605
71	Toyota Motor Corp.	3,864
262	Yamato Holdings Co. Ltd.	5,662

		187,316

	Luxembourg — 1.0%
1,038	ArcelorMittal (a)	8,154

	Netherlands — 7.7%
267	ASR Nederland NV (a)	7,908
1,007	ING Groep NV	16,413
212	NN Group NV	7,031
1,248	Royal Dutch Shell plc, Class A	32,398

		63,750

	Norway — 1.0%
1,497	Norsk Hydro ASA	8,529

	Singapore — 1.2%
741	DBS Group Holdings Ltd.	10,235

	South Korea — 1.1%
5	Samsung Electronics Co. Ltd.	9,202

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — 3.0%
10,323	Bankia SA	12,534
1,698	Iberdrola SA	12,203

		24,737

	Sweden — 1.8%
1,179	Nordea Bank AB	14,499

	Switzerland — 4.5%
102	LafargeHolcim Ltd. (Registered) (a)	5,810
29	Roche Holding AG	7,577
127	Wolseley plc	8,097
57	Zurich Insurance Group AG	15,675

		37,159

	United Kingdom — 10.1%
752	Barratt Developments plc	5,642
98	InterContinental Hotels Group plc	5,184
2,550	ITV plc	6,936
3,889	Lloyds Banking Group plc	3,495
268	National Grid plc	3,466
606	Prudential plc	13,453
371	Rio Tinto plc	14,618
1,457	Standard Chartered plc (a)	13,621
162	TechnipFMC plc (a)	4,880
4,639	Vodafone Group plc	11,949

		83,244

	United States — 1.4%
203	Shire plc	11,982

	Total Common Stocks (Cost $762,383)	801,570

Short-Term Investment — 2.7%
	Investment Company — 2.7%
22,045	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $22,045)	22,045

	Total Investments — 99.8% (Cost $784,428)	823,615
	Other Assets in Excess of Liabilities — 0.2%	1,242

	NET ASSETS — 100.0%	$824,857

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	22.9%
Oil, Gas & Consumable Fuels	9.2
Insurance	7.8
Automobiles	6.0
Metals & Mining	4.8
Pharmaceuticals	4.7
Industrial Conglomerates	4.2
Auto Components	4.1
Electric Utilities	3.2
Trading Companies & Distributors	3.1
Electrical Equipment	2.5
Diversified Telecommunication Services	2.4
Airlines	1.9
Chemicals	1.5
Biotechnology	1.5
Wireless Telecommunication Services	1.4
Household Durables	1.4
Media	1.3
Aerospace & Defense	1.2
Building Products	1.2
IT Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Capital Markets	1.1
Technology Hardware, Storage & Peripherals	1.1
Beverages	1.1
Construction Materials	1.1
Others (each less than 1.0%)	4.3
Short-Term Investment	2.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,442	EUR
2,106	for GBP	Goldman Sachs International	05/26/17	$2,729	#	$2,663	#	$(66)
4,401	EUR
512,473	for JPY	Australia and New Zealand Banking Group Ltd.	05/26/17	4,601	#	4,799	#	198
4,067	EUR
6,100	for SGD	Standard Chartered Bank	05/26/17	4,367	#	4,436	#	69
12,622	AUD	Australia and New Zealand Banking Group Ltd.	05/26/17	9,595		9,448		(147)
52,319	AUD	HSBC Bank, N.A.	05/26/17	40,101		39,159		(942)
3,489	CAD	Australia and New Zealand Banking Group Ltd.	05/26/17	2,616		2,557		(59)
24,284	CHF	National Australia Bank	05/26/17	24,543		24,446		(97)
40,063	DKK	Societe Generale	05/30/17	5,769		5,876		107
8,154	EUR	BNP Paribas	05/26/17	8,895		8,893		(2)
3,924	EUR	Citibank, NA	05/26/17	4,166		4,280		114
5,562	EUR	Goldman Sachs International	05/26/17	6,052		6,066		14
2,251	EUR	National Australia Bank	05/26/17	2,435		2,455		20
7,642	EUR	Standard Chartered Bank	05/26/17	8,320		8,335		15
81,124	EUR	State Street Corp.	05/26/17	88,388		88,479		91
2,910	EUR	TD Bank Financial Group	05/26/17	3,123		3,173		50
11,128	GBP	Citibank, NA	05/26/17	13,826		14,424		598
4,653	GBP	Goldman Sachs International	05/26/17	5,950		6,030		80
8,146	GBP	Standard Chartered Bank	05/26/17	10,124		10,558		434
30,752	GBP	TD Bank Financial Group	05/26/17	38,773		39,858		1,085
54,356	HKD	Standard Chartered Bank	05/26/17	7,011		6,992		(19)
41,308	HKD	State Street Corp.	05/26/17	5,324		5,313		(11)
514,464	JPY	National Australia Bank	05/26/17	4,676		4,619		(57)
6,291,513	JPY	Standard Chartered Bank	05/26/17	57,006		56,490		(516)
308,285	JPY	TD Bank Financial Group	05/26/17	2,741		2,768		27
26,567	NOK	Goldman Sachs International	05/26/17	3,123		3,095		(28)
14,489	NOK	National Australia Bank	05/26/17	1,690		1,688		(2)
35,516	SEK	Merrill Lynch International	05/26/17	4,058		4,015		(43)
102,553	SEK	National Australia Bank	05/26/17	11,582		11,594		12
4,167	SGD	Australia and New Zealand Banking Group Ltd.	05/26/17	2,989		2,983		(6)
1,933	SGD	Societe Generale	05/26/17	1,366		1,384		18
				$385,939		$386,876		$937

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,278	AUD	BNP Paribas	05/26/17	$6,213	$6,195	$18
17,405	AUD	Royal Bank of Canada	05/26/17	13,316	13,027	289
4,652	CAD	National Australia Bank	05/26/17	3,482	3,409	73
10,497	CAD	State Street Corp.	05/26/17	8,029	7,692	337
3,655	CHF	National Australia Bank	05/26/17	3,639	3,679	(40)
10,087	CHF	TD Bank Financial Group	05/26/17	10,150	10,154	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,160	EUR	Australia and New Zealand Banking Group Ltd.	05/26/17	$4,414	$4,537	$(123)
38,842	EUR	BNP Paribas	05/26/17	41,534	42,364	(830)
64,804	EUR	Citibank, NA	05/26/17	69,859	70,679	(820)
55,565	EUR	Goldman Sachs International	05/26/17	59,373	60,602	(1,229)
9,616	EUR	State Street Corp.	05/26/17	10,202	10,488	(286)
38,433	GBP	HSBC Bank, N.A.	05/26/17	47,897	49,814	(1,917)
7,281,631	JPY	Credit Suisse International	05/26/17	65,594	65,381	213
40,565	NOK	Goldman Sachs International	05/26/17	4,878	4,727	151
27,968	NOK	TD Bank Financial Group	05/26/17	3,244	3,258	(14)
35,719	SEK	Merrill Lynch International	05/26/17	3,956	4,038	(82)
				$355,780	$360,044	$(4,264)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2017 of the currency being sold, and the value at April 30, 2017 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%
	Australia — 6.8%
1,209	AGL Energy Ltd.	24,204
954	Australia & New Zealand Banking Group Ltd.	23,360
1,162	Bendigo & Adelaide Bank Ltd.	10,696
1,589	BHP Billiton Ltd.	28,290
1,219	Challenger Ltd.	12,044
39	Commonwealth Bank of Australia	2,567
1,170	Computershare Ltd.	12,897
1,401	CSR Ltd.	5,136
208	Flight Centre Travel Group Ltd.	4,882
2,155	Fortescue Metals Group Ltd.	8,540
2,569	GPT Group (The)	10,090
157	LendLease Group	1,881
2,294	Metcash Ltd. (a)	3,693
4,858	South32 Ltd.	10,067
1,035	Westpac Banking Corp.	27,131
535	Woodside Petroleum Ltd.	12,874

		198,352

	Austria — 0.4%
254	Erste Group Bank AG (a)	9,080
14	Lenzing AG	2,648

		11,728

	Belgium — 0.8%
334	bpost SA	7,998
223	KBC Group NV	16,115

		24,113

	China — 0.8%
5,289	BOC Hong Kong Holdings Ltd.	21,735
806	China Overseas Land & Investment Ltd.	2,338

		24,073

	Denmark — 2.9%
754	Danske Bank A/S	27,405
9	Dfds A/S	538
598	Novo Nordisk A/S, Class B	23,270
62	Pandora A/S	6,661
3	Schouw & Co. AB	314
234	Sydbank A/S	8,509
1,794	TDC A/S	9,626
105	Vestas Wind Systems A/S	9,077

		85,400

	Finland — 0.4%
429	UPM-Kymmene OYJ	11,298

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — 10.0%
105	Arkema SA	11,115
655	AXA SA	17,467
371	BNP Paribas SA	26,210
107	Cap Gemini SA	10,716
148	Cie Generale des Etablissements Michelin	19,311
224	Faurecia	10,923
64	LVMH Moet Hennessy Louis Vuitton SE	15,884
174	Metropole Television S.A.	3,953
1,546	Natixis SA	10,762
10	Nexans SA (a)	561
881	Orange SA	13,636
526	Peugeot SA (a)	11,031
349	Sanofi	33,017
243	Schneider Electric SE	19,238
349	Societe Generale SA	19,120
83	Sodexo SA	10,551
12	Sopra Steria Group	1,806
104	Thales SA	10,975
241	TOTAL SA	12,356
207	Valeo SA	14,882
221	Vinci SA	18,859

		292,373

	Germany — 7.2%
144	Allianz SE (Registered)	27,416
234	Bayer AG (Registered)	28,904
17	Bayerische Motoren Werke AG	1,666
136	Covestro AG (e)	10,626
275	Evonik Industries AG	9,185
233	Freenet AG	7,306
168	Fresenius SE & Co. KGaA	13,618
93	Hannover Rueck SE	11,147
54	HeidelbergCement AG	5,022
514	Infineon Technologies AG	10,634
603	Innogy SE (e)	22,182
19	Jenoptik AG	504
96	Merck KGaA	11,245
154	OSRAM Licht AG	10,300
235	Siemens AG (Registered)	33,683
376	Uniper SE (a)	6,174

		209,612

	Hong Kong — 2.3%
1,375	Cheung Kong Property Holdings Ltd.	9,840
1,087	Chow Tai Fook Jewellery Group Ltd.	1,195
1,151	CK Hutchison Holdings Ltd.	14,373

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
573	Hongkong Land Holdings Ltd.	4,417
6,862	New World Development Co. Ltd.	8,533
1,123	Wharf Holdings Ltd. (The)	9,575
1,055	Wheelock & Co. Ltd.	8,218
11,166	Xinyi Glass Holdings Ltd. (a)	9,895

		66,046

	Indonesia — 0.2%
220	Telekomunikasi Indonesia Persero Tbk. PT, ADR	7,195

	Italy — 1.1%
621	Enel SpA	2,954
2,997	Intesa Sanpaolo SpA	8,749
1,159	Mediobanca SpA	11,148
343	Prysmian SpA	9,897

		32,748

	Japan — 23.1%
741	Amada Holdings Co. Ltd.	8,805
1,498	Asahi Glass Co. Ltd.	12,979
918	Astellas Pharma, Inc.	12,100
347	Bandai Namco Holdings, Inc.	10,897
323	Bridgestone Corp.	13,460
98	Central Japan Railway Co.	16,402
1,998	Concordia Financial Group Ltd.	9,189
97	Daikin Industries Ltd.	9,421
56	Family Mart UNY Holdings Co. Ltd.	3,177
1,911	Fuji Electric Co. Ltd.	10,475
196	Hazama Ando Corp.	1,396
98	Hikari Tsushin, Inc.	9,422
391	Hitachi Chemical Co. Ltd.	11,192
2,151	Hitachi Ltd.	11,883
821	Hitachi Metals Ltd.	11,499
606	Honda Motor Co. Ltd.	17,641
240	Hoya Corp.	11,465
375	Idemitsu Kosan Co. Ltd.	11,977
429	ITOCHU Corp.	6,069
1,028	Kansai Electric Power Co., Inc. (The)	13,894
617	KDDI Corp.	16,357
205	Koito Manufacturing Co. Ltd.	10,598
717	Kuraray Co. Ltd.	11,570
344	LIXIL Group Corp.	8,605
192	Matsumotokiyoshi Holdings Co. Ltd.	9,634
717	Mazda Motor Corp.	10,586
17	Meitec Corp.	722
631	Mitsubishi Corp.	13,624

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
865	Mitsubishi Electric Corp.	12,071
4,239	Mitsubishi UFJ Financial Group, Inc.	26,858
1,920	Mitsubishi UFJ Lease & Finance Co. Ltd.	10,032
225	Mitsui Fudosan Co. Ltd.	4,951
309	NH Foods Ltd.	8,807
82	Nichias Corp.	837
94	Nichirei Corp.	2,350
310	Nippon Telegraph & Telephone Corp.	13,294
18	Nitori Holdings Co. Ltd.	2,368
108	Nitto Denko Corp.	8,110
791	NTT DOCOMO, Inc.	19,147
1,326	Obayashi Corp.	12,871
753	ORIX Corp.	11,502
113	Otsuka Holdings Co. Ltd.	5,191
269	Penta-Ocean Construction Co. Ltd.	1,363
336	Pola Orbis Holdings, Inc.	7,748
148	SCREEN Holdings Co. Ltd.	10,757
608	Sekisui Chemical Co. Ltd.	10,196
51	Shin-Etsu Chemical Co. Ltd.	4,450
209	Shionogi & Co. Ltd.	10,758
237	SoftBank Group Corp.	17,947
348	Sompo Holdings, Inc.	13,162
569	Sony Corp.	19,518
280	Subaro Corp.	10,631
203	Sumitomo Bakelite Co. Ltd.	1,305
2,050	Sumitomo Chemical Co. Ltd.	11,569
683	Sumitomo Electric Industries Ltd.	11,148
1,300	Sumitomo Heavy Industries Ltd.	9,069
477	Sumitomo Mitsui Financial Group, Inc.	17,696
260	Sumitomo Mitsui Trust Holdings, Inc.	8,917
720	T&D Holdings, Inc.	10,702
2,376	Taiheiyo Cement Corp.	7,896
1,724	Taisei Corp.	13,146
106	Tokyo Electron Ltd.	12,807
799	Tokyo Tatemono Co. Ltd.	10,917
351	Toyota Motor Corp.	19,007
32	TS Tech Co., Ltd.	830

		674,967

	Luxembourg — 0.6%
218	APERAM SA	10,944
1,022	ArcelorMittal (a)	8,034

		18,978

	Netherlands — 3.2%
1,500	Aegon NV	7,655

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
274	ASR Nederland NV (a)	8,116
1,707	ING Groep NV	27,829
587	Koninklijke Ahold Delhaize NV	12,157
16	NN Group NV	524
280	Philips Lighting NV (a) (e)	9,461
1,026	Royal Dutch Shell plc, Class B	27,300

		93,042

	Norway — 1.1%
740	DNB ASA	11,551
1,638	Norsk Hydro ASA	9,336
614	Telenor ASA	9,917

		30,804

	Portugal — 0.1%
842	EDP — Energias de Portugal SA	2,779

	Singapore — 0.6%
786	DBS Group Holdings Ltd.	10,861
209	Jardine Cycle & Carriage Ltd.	7,086
130	Venture Corp., Ltd.	1,136

		19,083

	South Africa — 0.3%
1,556	Steinhoff International Holdings NV	7,916

	South Korea — 0.1%
51	POSCO, ADR	2,983

	Spain — 2.8%
336	ACS Actividades de Construccion y Servicios SA	12,440
242	Amadeus IT Group SA	13,035
4,248	Banco Santander SA	27,685
2,191	Iberdrola SA	15,750
874	Repsol SA	13,798

		82,708

	Sweden — 2.7%
373	Atlas Copco AB, Class A	13,941
377	Boliden AB	10,778
463	Castellum AB	6,344
182	JM AB	6,405
410	Skanska AB, Class B	9,800
1,095	Swedbank AB, Class A	25,961
236	Trelleborg AB, Class B,	5,541

		78,770

	Switzerland — 11.1%
607	ABB Ltd. (Registered)	14,875
319	Adecco Group AG (Registered)	23,683

SHARES		SECURITY DESCRIPTION	VALUE($)

		Switzerland — continued
207		Cie Financiere Richemont SA (Registered)	17,259
356		Coca-Cola HBC AG (a)	9,885
10		Flughafen Zuerich AG (Registered)	2,184
–	(h)	Forbo Holding AG (Registered)	586
11		Georg Fischer AG (Registered)	10,012
4,075		Glencore plc (a)	16,014
269		Logitech International SA (Registered)	8,993
49		Lonza Group AG (Registered) (a)	10,091
546		Nestle SA (Registered)	42,046
345		Novartis AG (Registered)	26,559
197		Roche Holding AG	51,524
52		Schindler Holding AG	10,638
4		Sika AG	24,285
36		Swiss Life Holding AG (Registered) (a)	11,624
151		Swiss Re AG	13,134
1,258		UBS Group AG (Registered) (a)	21,483
133		Wolseley plc	8,442

			323,317

		United Kingdom — 15.7%
1,161		3i Group plc	11,935
646		Anglo American plc (a)	9,243
1,688		Aviva plc	11,477
1,672		Barratt Developments plc	12,544
464		Beazley plc	2,646
2,450		BP plc	14,024
603		British American Tobacco plc	40,709
1,033		BT Group plc	4,074
515		Burberry Group plc	10,772
3,265		Centrica plc	8,366
3,362		ConvaTec Group plc (a) (e)	13,371
61		DCC plc	5,654
715		Diageo plc	20,822
233		Dialog Semiconductor plc (a)	10,909
2,123		GKN plc	9,864
510		GlaxoSmithKline plc	10,256
66		Hiscox Ltd.	970
2,174		HSBC Holdings plc	17,928
393		Imperial Brands plc	19,223
100		InterContinental Hotels Group plc	5,296
1,930		International Consolidated Airlines Group SA	13,994
1,127		JD Sports Fashion plc	6,497
477		John Wood Group plc	4,693
22,714		Lloyds Banking Group plc	20,410
398		Pagegroup plc	2,581

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
709	Persimmon plc	21,396
997	Prudential plc	22,131
58	Reckitt Benckiser Group plc	5,306
297	Redrow plc	2,215
643	Rio Tinto plc	25,369
96	Savills plc	1,160
260	Schroders plc	10,729
54	Segro plc	342
802	Subsea 7 SA	13,221
21	TechnipFMC plc (a)	628
976	UBM plc	8,972
812	Unilever NV, CVA	42,545
1,408	Vodafone Group plc	3,627
608	WPP plc	13,017

		458,916

	United States — 1.0%
399	Carnival plc	24,599
84	Shire plc	4,974

		29,573

	Total Common Stocks (Cost $2,601,672)	2,786,774

Preferred Stock — 0.1%
	Germany — 0.1%
15	Henkel AG & Co. KGaA (Preference) (Cost $1,833)	2,052

Short-Term Investment — 2.5%
	Investment Company — 2.5%
73,458	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.620% (b) (l) (Cost $73,458)	73,458

	Total Investments — 97.9% (Cost $2,676,963)	2,862,284
	Other Assets in Excess of Liabilities — 2.1%	60,469

	NET ASSETS — 100.0%	$2,922,753

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.9%
Pharmaceuticals	7.4
Insurance	5.5
Metals & Mining	5.3
Chemicals	3.7
Auto Components	3.5
Electrical Equipment	3.4
Oil, Gas & Consumable Fuels	3.2
Household Durables	2.8
Automobiles	2.5
Construction & Engineering	2.4
Real Estate Management & Development	2.4
Wireless Telecommunication Services	2.3
Tobacco	2.1
Machinery	2.0
Diversified Telecommunication Services	2.0
Multi-Utilities	1.9
Industrial Conglomerates	1.9
Food Products	1.9
Textiles, Apparel & Luxury Goods	1.8
Personal Products	1.8
Hotels, Restaurants & Leisure	1.6
Semiconductors & Semiconductor Equipment	1.6
Capital Markets	1.5
IT Services	1.3
Electric Utilities	1.2
Diversified Financial Services	1.2
Building Products	1.1
Beverages	1.1
Food & Staples Retailing	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	10.1
Short-Term Investment	2.6

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
568	Euro STOXX 50 Index	06/16/17	USD	$21,707	$51
175	FTSE 100 Index	06/16/17	USD	16,239	34

					$85

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

J.P. Morgan International Equity Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2017 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDI	— CHESS Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Danish Krone
EUR	— Euro
FTSE	— Financial Times Stock Exchange
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MSCI	— Morgan Stanley Capital International
NOK	— Norwegian Krone
NVDR	— Non Voting Depositary Receipt
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TOPIX	— Tokyo Stock Price Index
USD	— United States Dollar

VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of April 30, 2017.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of April 30, 2017.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of April 30, 2017.

(y)	— Preferred Security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Emerging Economies Fund	Emerging Markets Equity Fund	Emerging Markets Equity Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,841,862	$3,518,327	$15,842
Investments in affiliates, at value	32,084	45,041	24

Total investment securities, at value	1,873,946	3,563,368	15,866
Cash	1,151	1,496	159
Foreign currency, at value	573	18,233	28
Deposits at broker for futures contracts	339	—	—
Receivables:
Investment securities sold	17,358	—	51
Fund shares sold	1,996	7,315	38
Dividends from non-affiliates	4,324	2,993	49
Dividends from affiliates	14	32	—	(a)
Tax reclaims	65	279	2
Variation margin on futures contracts	25	—	—	(a)
Due from adviser	—	—	28
Other assets	—	—	30

Total Assets	1,899,791	3,593,716	16,251

LIABILITIES:
Payables:
Investment securities purchased	8,195	17,717	80
Fund shares redeemed	6,312	5,845	11
Accrued liabilities:
Investment advisory fees	1,009	2,146	—
Administration fees	4	55	—
Distribution fees	33	113	2
Service fees	41	201	3
Custodian and accounting fees	82	276	12
Trustees’ and Chief Compliance Officer’s fees	2	2	1
Deferred India capital gains tax	2,193	4,937	—
Audit fees	51	49	53
Printing and mailing cost	16	86	—
Other	27	72	2

Total Liabilities	17,965	31,499	164

Net Assets	$1,881,826	$3,562,217	$16,087

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Emerging Economies Fund	Emerging Markets Equity Fund	Emerging Markets Equity Income Fund
NET ASSETS:
Paid-in-Capital	$1,832,468	$2,956,136	$15,489
Accumulated undistributed (distributions in excess of) net investment income	6,320	2,227	111
Accumulated net realized gains (losses)	(190,011)	(125,223)	(544)
Net unrealized appreciation (depreciation)	233,049	729,077	1,031

Total Net Assets	$1,881,826	$3,562,217	$16,087

Net Assets:
Class A	$152,637	$454,739	$10,671
Class C	2,723	37,694	113
Class I (formerly Select Class)	59,491	402,793	5,227
Class L (formerly Institutional Class)	—	511,475	—
Class R5	1,356	22	20
Class R6	1,665,619	2,155,494	56

Total	$1,881,826	$3,562,217	$16,087

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	12,083	19,089	755
Class C	217	1,624	8
Class I (formerly Select Class)	4,651	16,510	368
Class L (formerly Institutional Class)	—	20,834	—
Class R5	105	1	1
Class R6	130,910	87,931	4

Net Asset Value (a):
Class A — Redemption price per share	$12.63	$23.82	$14.13
Class C — Offering price per share (b)	12.55	23.20	14.10
Class I (formerly Select Class) — Offering and redemption price per share	12.79	24.40	14.19
Class L (formerly Institutional Class) — Offering and redemption price per share	—	24.55	—
Class R5 — Offering and redemption price per share	12.90	24.54	14.20
Class R6 — Offering and redemption price per share	12.72	24.51	14.20
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$13.33	$25.14	$14.91

Cost of investments in non-affiliates	$1,606,704	$2,784,308	$14,811
Cost of investments in affiliates	32,084	45,041	24
Cost of foreign currency	579	18,237	28

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Global Research Enhanced Index Fund		Global Unconstrained Equity Fund		International Discovery Fund
ASSETS:
Investments in non-affiliates, at value	$7,646,831		$1,984		$6,680
Investments in affiliates, at value	46,476		39		—

Total investment securities, at value	7,693,307		2,023		6,680
Cash	2,392		70		186
Foreign currency, at value	3,446		11		5
Deposits at broker for futures contracts	1,296		—		—
Receivables:
Investment securities sold	1,604		24		119
Fund shares sold	7,554		22		—
Dividends from non-affiliates	13,789		4		29
Dividends from affiliates	27		—	(a)	—
Tax reclaims	6,358		14		2
Due from adviser	—		24		33
Other assets	—		22		—

Total Assets	7,729,773		2,214		7,054

LIABILITIES:
Payables:
Investment securities purchased	6,021		20		214
Fund shares redeemed	5,332		—		—
Variation margin on futures contracts	32		—		—
Accrued liabilities:
Investment advisory fees	465		—		—
Distribution fees	—	(a)	—	(a)	—	(a)
Service fees	1,543		—	(a)	1
Custodian and accounting fees	99		7		18
Trustees’ and Chief Compliance Officer’s fees	18		—	(a)	—	(a)
Audit fees	46		54		53
Printing and mailing cost	65		5		4
Other	—		3		2

Total Liabilities	13,621		89		292

Net Assets	$7,716,152		$2,125		$6,762

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Global Research Enhanced Index Fund	Global Unconstrained Equity Fund	International Discovery Fund
NET ASSETS:
Paid-in-Capital	$6,649,649	$1,944	$6,041
Accumulated undistributed (distributions in excess of) net investment income	39,651	(1)	31
Accumulated net realized gains (losses)	(293,804)	55	(426)
Net unrealized appreciation (depreciation)	1,320,656	127	1,116

Total Net Assets	$7,716,152	$2,125	$6,762

Net Assets:
Class A	$23	$679	$133
Class C	22	263	22
Class I (formerly Select Class)	7,716,084	1,123	6,563
Class R2	23	20	—
Class R5	—	20	22
Class R6	—	20	22

Total	$7,716,152	$2,125	$6,762

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1	42	8
Class C	1	17	1
Class I (formerly Select Class)	380,697	69	397
Class R2	1	1	—
Class R5	—	1	1
Class R6	—	1	1

Net Asset Value (a):
Class A — Redemption price per share	$20.38	$16.12	$16.52
Class C — Offering price per share (b)	20.44	15.96	16.48
Class I (formerly Select Class) — Offering and redemption price per share	20.27	16.24	16.55
Class R2 — Offering and redemption price per share	20.41	16.23	—
Class R5 — Offering and redemption price per share	—	16.18	16.56
Class R6 — Offering and redemption price per share	—	16.17	16.56
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$21.51	$17.01	$17.44

Cost of investments in non-affiliates	$6,326,652	$1,857	$5,564
Cost of investments in affiliates	46,476	39	—
Cost of foreign currency	3,430	11	5

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	International Equity Fund	International Equity Income Fund	International Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$3,619,211	$170,592	$2,937,822
Investments in affiliates, at value	76,383	3,386	38,835

Total investment securities, at value	3,695,594	173,978	2,976,657
Cash	132	111	50
Foreign currency, at value	722	444	17
Receivables:
Investment securities sold	—	—	—	(a)
Fund shares sold	693	751	491
Interest and dividends from non-affiliates	12,468	1,017	10,286
Dividends from affiliates	31	3	28
Tax reclaims	5,167	247	2,944
Unrealized appreciation on forward foreign currency exchange contracts	—	—	9,115

Total Assets	3,714,807	176,551	2,999,588

LIABILITIES:
Payables:
Investment securities purchased	16,564	—	—
Fund shares redeemed	7,326	473	10,990
Unrealized depreciation on forward foreign currency exchange contracts	5	—	15,012
Accrued liabilities:
Investment advisory fees	1,929	68	1,423
Administration fees	154	—	194
Distribution fees	66	23	42
Service fees	75	27	50
Custodian and accounting fees	75	16	60
Trustees’ and Chief Compliance Officer’s fees	6	1	2
Audit fees	58	57	19
Printing and mailing cost	67	10	18
Other	72	4	27

Total Liabilities	26,397	679	27,837

Net Assets	$3,688,410	$175,872	$2,971,751

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Equity Fund	International Equity Income Fund	International Opportunities Fund
NET ASSETS:
Paid-in-Capital	$3,196,752	$171,876	$2,693,240
Accumulated undistributed (distributions in excess of) net investment income	10,013	(57)	11,077
Accumulated net realized gains (losses)	(65,934)	(11,305)	(126,303)
Net unrealized appreciation (depreciation)	547,579	15,358	393,737

Total Net Assets	$3,688,410	$175,872	$2,971,751

Net Assets:
Class A	$257,057	$74,610	$204,929
Class C	23,139	13,128	1,484
Class I (formerly Select Class)	112,377	85,893	47,653
Class R2	1,533	472	—
Class R5	19,619	1,637	—
Class R6	3,274,685	132	2,717,685

Total	$3,688,410	$175,872	$2,971,751

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	16,316	4,857	13,637
Class C	1,551	860	102
Class I (formerly Select Class)	7,031	5,576	3,128
Class R2	98	31	—
Class R5	1,226	106	—
Class R6	204,657	9	177,853

Net Asset Value (a):
Class A — Redemption price per share	$15.75	$15.36	$15.03
Class C — Offering price per share (b)	14.93	15.26	14.54
Class I (formerly Select Class) — Offering and redemption price per share	15.98	15.40	15.23
Class R2 — Offering and redemption price per share	15.68	15.33	—
Class R5 — Offering and redemption price per share	16.00	15.41	—
Class R6 — Offering and redemption price per share	16.00	15.40	15.28
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$16.62	$16.21	$15.86

Cost of investments in non-affiliates	$3,071,623	$155,245	$2,538,129
Cost of investments in affiliates	76,383	3,386	38,835
Cost of foreign currency	722	444	19

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund		International Value Fund		Intrepid International Fund
ASSETS:
Investments in non-affiliates, at value	$1,620,237	$167,000		$801,570		$2,788,826
Investments in affiliates, at value	36,122	5,532		22,045		73,458

Total investment securities, at value	1,656,359	172,532		823,615		2,862,284
Cash	7,961	510		181		—
Foreign currency, at value	1,923	48		85		2,108
Deposits at broker for futures contracts	1,598	—		—		—
Due from custodian	2,015	—		2,464		—
Receivables:
Investment securities sold	13,153	—	(a)	—		428,136
Fund shares sold	62,845	1,906		2,050		445
Interest and dividends from non-affiliates	4,664	541		2,424		11,787
Dividends from affiliates	26	2		7		38
Tax reclaims	2,361	63		2,418		4,171
Variation margin on futures contracts	—	—		—		85
Unrealized appreciation on forward foreign currency exchange contracts	3	—		4,013		—
Other assets	71	25		—		—

Total Assets	1,752,979	175,627		837,257		3,309,054

LIABILITIES:
Payables:
Due to custodian	—	—		—		11
Investment securities purchased	35,854	1,088		2,464		378,560
Fund shares redeemed	656	7		1,457		5,916
Variation margin on futures contracts	19	—		—		—
Unrealized depreciation on forward foreign currency exchange contracts	—	—		7,340		—
Accrued liabilities:
Investment advisory fees	54	78		388		1,396
Administration fees	—	1		53		191
Distribution fees	27	8		73		41
Service fees	308	8		118		48
Custodian and accounting fees	37	11		54		75
Trustees’ and Chief Compliance Officer’s fees	1	1		—	(a)	1
Audit fees	45	56		1		31
Printing and mailing cost	17	1		183		16
Other	17	9		269		15

Total Liabilities	37,035	1,268		12,400		386,301

Net Assets	$1,715,944	$174,359		$824,857		$2,922,753

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund	International Value Fund	Intrepid International Fund
NET ASSETS:
Paid-in-Capital	$1,536,841	$163,452	$1,124,355	$2,939,893
Accumulated undistributed (distributions in excess of) net investment income	11,227	496	3,696	20,112
Accumulated net realized gains (losses)	(1,026)	(3,772)	(338,806)	(222,672)
Net unrealized appreciation (depreciation)	168,902	14,183	35,612	185,420

Total Net Assets	$1,715,944	$174,359	$824,857	$2,922,753

Net Assets:
Class A	$71,210	$26,032	$294,864	$199,735
Class C	12,585	5,735	22,320	1,914
Class I (formerly Select Class)	1,619,251	30,034	151,737	49,895
Class L (formerly Institutional Class)	—	—	323,408	—
Class R2	12,898	22	1,276	536
Class R5	—	22	23	—
Class R6	—	112,514	31,229	2,670,673

Total	$1,715,944	$174,359	$824,857	$2,922,753

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,163	1,381	22,637	9,948
Class C	767	307	1,769	94
Class I (formerly Select Class)	93,996	1,577	11,380	2,392
Class L (formerly Institutional Class)	—	—	24,393	—
Class R2	773	1	100	27
Class R5	—	1	2	—
Class R6	—	5,913	2,360	130,041

Net Asset Value (a):
Class A — Redemption price per share	$17.10	$18.84	$13.03	$20.08
Class C — Offering price per share (b)	16.41	18.68	12.62	20.30
Class I (formerly Select Class) — Offering and redemption price per share	17.23	19.05	13.33	20.86
Class L (formerly Institutional Class) — Offering and redemption price per share	—	—	13.26	—
Class R2 — Offering and redemption price per share	16.68	18.84	12.81	19.91
Class R5 — Offering and redemption price per share	—	19.03	13.22	—
Class R6 — Offering and redemption price per share	—	19.03	13.23	20.54
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$18.05	$19.88	$13.75	$21.19

Cost of investments in non-affiliates	$1,451,805	$152,822	$762,383	$2,603,505
Cost of investments in affiliates	36,122	5,532	22,045	73,458
Cost of foreign currency	1,933	48	85	2,108

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund	Emerging Markets Equity Fund	Emerging Markets Equity Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$—	(a)
Interest income from affiliates	1	6	—	(a)
Dividend income from non-affiliates	21,984	23,912	256
Dividend income from affiliates	71	135	—	(a)
Foreign taxes withheld	(1,911)	(1,674)	(19)

Total investment income	20,145	22,379	237

EXPENSES:
Investment advisory fees	7,646	13,500	64
Administration fees	736	1,299	5
Distribution fees:
Class A	182	504	11
Class C	9	133	—	(a)
Service fees:
Class A	182	504	11
Class C	3	44	—	(a)
Class I (formerly Select Class)	68	402	5
Class L (formerly Institutional Class)	—	214	—
Class R5	1	— (a)	—	(a)
Custodian and accounting fees	796	901	39
Interest expense to affiliates	8	2	—	(a)
Professional fees	62	50	46
Trustees’ and Chief Compliance Officer’s fees	18	19	13
Printing and mailing costs	26	115	1
Registration and filing fees	32	56	39
Transfer agency fees (See Note 2.J.)	12	58	—	(a)
Sub-transfer agency fees (See Note 2.J.)	61	503	2
Other	20	27	4

Total expenses	9,862	18,331	240

Less fees waived	(1,784)	(3,080)	(72)
Less expense reimbursements	(4)	(3)	(75)

Net expenses	8,074	15,248	93

Net investment income (loss)	12,071	7,131	144

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	55,131	(12,964)	(16)
Futures	(195)	—	(1)
Foreign currency transactions	82	199	(3)

Net realized gain (loss)	55,018	(12,765)	(20)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	128,449 (b)	336,523 (c)	614
Futures	324	—	—
Foreign currency translations	5	(15)	—	(a)

Change in net unrealized appreciation/depreciation	128,778	336,508	614

Net realized/unrealized gains (losses)	183,796	323,743	594

Change in net assets resulting from operations	$195,867	$330,874	$738

(a)	Amount rounds to less than 500.
(b)	Net of change in India capital gains tax of approximately $(1,356,000) for Emerging Economies Fund.
(c)	Net of change in India capital gains tax of approximately $(309,000) for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Global Research Enhanced Index Fund		Global Unconstrained Equity Fund		International Discovery Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	(a)	$—	(a)	$—	(a)
Interest income from affiliates	6		—	(a)	—
Dividend income from non-affiliates	85,954		14		70
Dividend income from affiliates	102		—	(a)	—
Foreign taxes withheld	(4,017)		(1)		(7)

Total investment income	82,045		13		63

EXPENSES:
Investment advisory fees	7,237		6		21
Administration fees	2,960		1		2
Distribution fees:
Class A	—	(a)	1		—	(a)
Class C	—	(a)	1		—	(a)
Class R2	—	(a)	—	(a)	—
Service fees:
Class A	—	(a)	1		—	(a)
Class C	—	(a)	—	(a)	—	(a)
Class I (formerly Select Class)	9,046		1		7
Class R2	—	(a)	—	(a)	—
Class R5	—		—	(a)	—	(a)
Custodian and accounting fees	281		19		49
Interest expense to affiliates	13		—	(a)	—	(a)
Professional fees	80		38		36
Trustees’ and Chief Compliance Officer’s fees	6		13		13
Printing and mailing costs	87		7		13
Registration and filing fees	19		50		7
Transfer agency fees (See Note 2.J.)	27		1		—	(a)
Sub-transfer agency fees (See Note 2.J.)	115		1		—	(a)
Offering costs	—		—		93
Other	42		4		3

Total expenses	19,913		144		244

Less fees waived	(7,632)		(9)		(25)
Less expense reimbursements	—	(a)	(129)		(192)

Net expenses	12,281		6		27

Net investment income (loss)	69,764		7		36

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	29,869		108		2
Foreign currency transactions	(222)		(1)		(2)

Net realized gain (loss)	29,647		107		—	(a)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	773,038		128		687
Futures	646		—		—
Foreign currency translations	378		—	(a)	—	(a)

Change in net unrealized appreciation/depreciation	774,062		128		687

Net realized/unrealized gains (losses)	803,709		235		687

Change in net assets resulting from operations	$873,473		$242		$723

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	International Equity Fund	International Equity Income Fund	International Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$— (a)	$1
Interest income from affiliates	3	1	1
Dividend income from non-affiliates	39,480	3,760	39,139
Dividend income from affiliates	123	8	118
Foreign taxes withheld	(3,067)	(349)	(3,674)

Total investment income	36,539	3,420	35,585

EXPENSES:
Investment advisory fees	12,172	524	8,457
Administration fees	1,423	61	1,153
Distribution fees:
Class A	275	88	218
Class C	81	45	6
Class R2	4	1	—
Service fees:
Class A	275	88	218
Class C	27	15	2
Class I (formerly Select Class)	123	82	47
Class R2	2	1	—
Class R5	9	— (a)	—
Institutional Class	—	—	5
Custodian and accounting fees	256	44	211
Interest expense to affiliates	7	— (a)	10
Professional fees	75	43	74
Trustees’ and Chief Compliance Officer’s fees	17	14	15
Printing and mailing costs	58	4	32
Registration and filing fees	34	54	41
Transfer agency fees (See Note 2.J.)	35	6	20
Sub-transfer agency fees (See Note 2.J.)	136	50	34
Other	30	6	22

Total expenses	15,039	1,126	10,565

Less fees waived	(1,402)	(279)	(66)
Less expense reimbursements	(3)	— (a)	—

Net expenses	13,634	847	10,499

Net investment income (loss)	22,905	2,573	25,086

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(20,107)	(425)	(17,182)
Futures	—	—	(151)
Foreign currency transactions	(325)	(341)	10,453

Net realized gain (loss)	(20,432)	(766)	(6,880)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	375,260	11,038	336,470
Futures	—	—	(386)
Foreign currency translations	362	135	(8,981)

Change in net unrealized appreciation/depreciation	375,622	11,173	327,103

Net realized/unrealized gains (losses)	355,190	10,407	320,223

Change in net assets resulting from operations	$378,095	$12,980	$345,309

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund		International Value Fund		Intrepid International Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5	$—	(a)	$—	(a)	$—
Interest income from affiliates	4	—	(a)	3		1
Dividend income from non-affiliates	21,140	1,123		14,329		43,589
Dividend income from affiliates	92	7		42		117
Foreign taxes withheld	(1,707)	(66)		(1,471)		(3,354)

Total investment income	19,534	1,064		12,903		40,353

EXPENSES:
Investment advisory fees	1,439	449		3,020		8,362
Administration fees	589	52		412		1,140
Distribution fees:
Class A	87	21		410		212
Class C	48	17		87		8
Class R2	29	—	(a)	3		1
Service fees:
Class A	87	21		410		212
Class C	16	6		29		2
Class I (formerly Select Class)	1,682	20		186		50
Class L (formerly Institutional Class)	—	—		238		—
Class R2	14	—	(a)	2		1
Class R5	—	—	(a)	—	(a)	—
Institutional Class	—	—		—		2
Custodian and accounting fees	116	32		102		217
Interest expense to affiliates	3	—	(a)	5		11
Professional fees	70	40		59		74
Trustees’ and Chief Compliance Officer’s fees	16	14		13		15
Printing and mailing costs	38	4		155		26
Registration and filing fees	58	38		92		42
Transfer agency fees (See Note 2.J.)	42	5		21		14
Sub-transfer agency fees (See Note 2.J.)	172	8		272		18
Other	11	4		16		27

Total expenses	4,517	731		5,532		10,434

Less fees waived	(1,862)	(176)		(156)		(61)
Less expense reimbursements	(4)	—	(a)	—	(a)	—

Net expenses	2,651	555		5,376		10,373

Net investment income (loss)	16,883	509		7,527		29,980

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	7,712	1,311		39,322		80,285
Futures	4,772	—		825		—
Foreign currency transactions	(174)	12		4,435		(84)

Net realized gain (loss)	12,310	1,323		44,582		80,201

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	146,693	13,724		73,859		198,759
Futures	(212)	—		—		85
Foreign currency translations	257	7		(2,787)		367

Change in net unrealized appreciation/depreciation	146,738	13,731		71,072		199,211

Net realized/unrealized gains (losses)	159,048	15,054		115,654		279,412

Change in net assets resulting from operations	$175,931	$15,563		$123,181		$309,392

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,071	$24,658	$7,131	$20,045
Net realized gain (loss)	55,018	(59,529)	(12,765)	(68,841)
Change in net unrealized appreciation/depreciation	128,778	133,106	336,508	346,979

Change in net assets resulting from operations	195,867	98,235	330,874	298,183

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,900)	(378)	(1,930)	(1,590)
Class C
From net investment income	(14)	(1)	(12)	—
Class I (formerly Select Class)
From net investment income	(709)	(168)	(1,895)	(1,894)
Class L (formerly Institutional Class)
From net investment income	—	—	(3,193)	(2,796)
Class R5 (b)
From net investment income	(23)	—	— (a)	—
Class R6
From net investment income	(24,949)	(12,736)	(16,962)	(13,982)

Total distributions to shareholders	(27,595)	(13,283)	(23,992)	(20,262)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(66,158)	593,917	130,757	580,806

NET ASSETS:
Change in net assets	102,114	678,869	437,639	858,727
Beginning of period	1,779,712	1,100,843	3,124,578	2,265,851

End of period	$1,881,826	$1,779,712	$3,562,217	$3,124,578

Accumulated undistributed (distributions in excess of) net investment income	$6,320	$21,844	$2,227	$19,088

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 9, 2016, for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$144	$151	$69,764	$152,165
Net realized gain (loss)	(20)	(403)	29,647	(222,262)
Change in net unrealized appreciation/depreciation	614	811	774,062	116,394

Change in net assets resulting from operations	738	559	873,473	46,297

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(32)	(85)	(1)	— (a)
Class C
From net investment income	— (a)	(1)	— (a)	—
Class I (formerly Select Class)
From net investment income	(16)	(54)	(155,975)	(138,054)
Class R2
From net investment income	—	—	— (a)	— (a)
Class R5
From net investment income	— (a)	— (a)	—	—
Class R6
From net investment income	— (a)	(1)	—	—

Total distributions to shareholders	(48)	(141)	(155,976)	(138,054)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,821	8,465	91,349	(416,215)

NET ASSETS:
Change in net assets	4,511	8,883	808,846	(507,972)
Beginning of period	11,576	2,693	6,907,306	7,415,278

End of period	$16,087	$11,576	$7,716,152	$6,907,306

Accumulated undistributed (distributions in excess of) net investment income	$111	$15	$39,651	$125,863

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Unconstrained Equity Fund		International Discovery Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7	$334	$36		$60
Net realized gain (loss)	107	5,782	—	(b)	(427)
Change in net unrealized appreciation/depreciation	128	(108)	687		429

Change in net assets resulting from operations	242	6,008	723		62

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	(443)	—	(b)	—	(b)
From net realized gains	—	(5,070)	—		—
Return of capital	—	(841)	—		—
Class C
From net investment income	—	(4)	—	(b)	—	(b)
From net realized gains	—	(7)	—		—
Return of capital	—	(17)	—		—
Class I (formerly Select Class)
From net investment income	(3)	(78)	(60)		(3)
From net realized gains	—	(590)	—		—
Return of capital	—	(169)	—		—
Class R2
From net investment income	—	— (b)	—		—
From net realized gains	—	(1)	—		—
Return of capital	—	(1)	—		—
Class R5
From net investment income	— (b)	— (b)	—	(b)	—	(b)
From net realized gains	—	— (b)	—		—
Return of capital	—	(1)	—		—
Class R6
From net investment income	— (b)	— (b)	—	(b)	—	(b)
From net realized gains	—	— (b)	—		—
Return of capital	—	(1)	—		—

Total distributions to shareholders	(3)	(7,223)	(60)		(3)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	214	1,246	205		5,835

NET ASSETS:
Change in net assets	453	31	868		5,894
Beginning of period	1,672	1,641	5,894		—

End of period	$2,125	$1,672	$6,762		$5,894

Accumulated undistributed (distributions in excess of) net investment income	$(1)	$(5)	$31		$55

(a)	Commencement of operations was December 21, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Equity Fund		International Equity Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$22,905	$64,099	$2,573	$3,443
Net realized gain (loss)	(20,432)	(22,289)	(766)	(9,171)
Change in net unrealized appreciation/depreciation	375,622	(25,645)	11,173	1,423

Change in net assets resulting from operations	378,095	16,165	12,980	(4,305)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(611)	(3,550)	(1,252)	(2,121)
From net realized gains	—	—	—	(1,055)
Class C
From net investment income	(22)	(328)	(200)	(297)
From net realized gains	—	—	—	(151)
Class I (formerly Select Class)
From net investment income	(394)	(2,129)	(1,392)	(1,237)
From net realized gains	—	—	—	(534)
Class R2
From net investment income	(2)	(21)	(7)	(4)
From net realized gains	—	—	—	(1)
Class R5
From net investment income	(165)	(1,103)	(24)	(14)
From net realized gains	—	—	—	— (a)
Class R6
From net investment income	(16,643)	(57,230)	(3)	(1)
From net realized gains	—	—	—	(1)

Total distributions to shareholders	(17,837)	(64,361)	(2,878)	(5,416)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(96,314)	550,039	31,615	33,459

NET ASSETS:
Change in net assets	263,944	501,843	41,717	23,738
Beginning of period	3,424,466	2,922,623	134,155	110,417

End of period	$3,688,410	$3,424,466	$175,872	$134,155

Accumulated undistributed (distributions in excess of) net investment income	$10,013	$4,945	$(57)	$248

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Opportunities Fund		International Research Enhanced Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,086	$58,073	$16,883	$31,541
Net realized gain (loss)	(6,880)	(47,823)	12,310	(7,725)
Change in net unrealized appreciation/depreciation	327,103	(77,418)	146,738	(35,894)

Change in net assets resulting from operations	345,309	(67,168)	175,931	(12,078)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,762)	(362)	(1,511)	(1,772)
From net realized gains	—	—	—	(738)
Class C
From net investment income	(39)	— (a)	(227)	(316)
From net realized gains	—	—	—	(169)
Class I (formerly Select Class)
From net investment income	(1,226)	(55)	(32,213)	(19,237)
From net realized gains	—	—	—	(7,017)
Class R2
From net investment income	—	—	(254)	(80)
From net realized gains	—	—	—	(35)
Class R6
From net investment income	(92,823)	(13,758)	—	—
Institutional Class
From net investment income	—	(312)	—	—

Total distributions to shareholders	(98,850)	(14,487)	(34,205)	(29,364)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(44,578)	611,155	239,007	492,324

NET ASSETS:
Change in net assets	201,881	529,500	380,733	450,882
Beginning of period	2,769,870	2,240,370	1,335,211	884,329

End of period	$2,971,751	$2,769,870	$1,715,944	$1,335,211

Accumulated undistributed (distributions in excess of) net investment income	$11,077	$84,841	$11,227	$28,549

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Unconstrained Equity Fund		International Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$509	$1,438	$7,527	$42,906
Net realized gain (loss)	1,323	(3,109)	44,582	(34,758)
Change in net unrealized appreciation/depreciation	13,731	2,169	71,072	(142,738)

Change in net assets resulting from operations	15,563	498	123,181	(134,590)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(259)	(18)	(18,922)	(7,469)
Class C
From net investment income	(67)	(3)	(1,312)	(176)
Class I (formerly Select Class)
From net investment income	(257)	—	(8,933)	(2,865)
Class L (formerly Institutional Class)
From net investment income	—	—	(30,468)	(19,068)
Class R2
From net investment income	— (a)	—	(59)	(18)
Class R5 (b)
From net investment income	— (a)	— (a)	(1)	—
Class R6
From net investment income	(1,980)	(253)	(1,834)	(61)

Total distributions to shareholders	(2,563)	(274)	(61,529)	(29,657)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	51,584	35,055	(545,015)	(971,729)

NET ASSETS:
Change in net assets	64,584	35,279	(483,363)	(1,135,976)
Beginning of period	109,775	74,496	1,308,220	2,444,196

End of period	$174,359	$109,775	$824,857	$1,308,220

Accumulated undistributed (distributions in excess of) net investment income	$496	$2,550	$3,696	$57,698

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class shares effective September 9, 2016, for International Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Intrepid International Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,980	$63,699
Net realized gain (loss)	80,201	(12,289)
Change in net unrealized appreciation/depreciation	199,211	(67,747)

Change in net assets resulting from operations	309,392	(16,337)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,117)	(2,746)
Class C
From net investment income	(28)	(35)
Class I (formerly Select Class)
From net investment income	(1,014)	(365)
Class R2
From net investment income	(9)	(3)
Class R6
From net investment income	(66,113)	(39,523)
Institutional Class
From net investment income	—	(210)

Total distributions to shareholders	(70,281)	(42,882)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(10,672)	671,617

NET ASSETS:
Change in net assets	228,439	612,398
Beginning of period	2,694,314	2,081,916

End of period	$2,922,753	$2,694,314

Accumulated undistributed (distributions in excess of) net investment income	$20,112	$60,413

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$24,140	$124,070	$83,490	$206,821
Distributions reinvested	1,899	378	1,872	1,541
Cost of shares redeemed	(35,200)	(24,840)	(80,108)	(105,922)

Change in net assets resulting from Class A capital transactions	$(9,161)	$99,608	$5,254	$102,440

Class C
Proceeds from shares issued	$303	$283	$4,172	$7,659
Distributions reinvested	14	1	12	—
Cost of shares redeemed	(284)	(1,482)	(9,137)	(15,484)

Change in net assets resulting from Class C capital transactions	$33	$(1,198)	$(4,953)	$(7,825)

Class I (formerly Select Class)
Proceeds from shares issued	$9,733	$21,815	$115,722	$115,950
Distributions reinvested	360	86	1,623	1,651
Cost of shares redeemed	(9,262)	(216,425)	(49,421)	(350,209)

Change in net assets resulting from Class I capital transactions	$831	$(194,524)	$67,924	$(232,608)

Class L (formerly Institutional Class)
Proceeds from shares issued	$—	$—	$179,479	$177,616
Distributions reinvested	—	—	2,481	1,936
Cost of shares redeemed	—	—	(104,952)	(138,231)

Change in net assets resulting from Class L capital transactions	$—	$—	$77,008	$41,321

Class R5 (b)
Proceeds from shares issued	$183	$79,836	$—	$20
Distributions reinvested	23	—	— (a)	—
Cost of shares redeemed	(562)	(158,991)	—	—

Change in net assets resulting from Class R5 capital transactions	$(356)	$(79,155)	$— (a)	$20

Class R6
Proceeds from shares issued	$69,557	$962,670	$103,294	$895,741
Distributions reinvested	24,949	12,736	16,658	13,982
Cost of shares redeemed	(152,011)	(206,220)	(134,428)	(232,265)

Change in net assets resulting from Class R6 capital transactions	$(57,505)	$769,186	$(14,476)	$677,458

Total change in net assets resulting from capital transactions	$(66,158)	$593,917	$130,757	$580,806

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 9, 2016, for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	2,060	11,197	3,827	10,198
Reinvested	173	36	93	84
Redeemed	(2,994)	(2,309)	(3,722)	(5,454)

Change in Class A Shares	(761)	8,924	198	4,828

Class C
Issued	26	28	193	402
Reinvested	1	— (a)	1	—
Redeemed	(25)	(145)	(438)	(822)

Change in Class C Shares	2	(117)	(244)	(420)

Class I (formerly Select Class)
Issued	808	2,004	5,133	5,865
Reinvested	32	8	79	88
Redeemed	(770)	(19,109)	(2,226)	(17,594)

Change in Class I Shares	70	(17,097)	2,986	(11,641)

Class L (formerly Institutional Class)
Issued	—	—	8,038	8,547
Reinvested	—	—	119	103
Redeemed	—	—	(4,697)	(6,992)

Change in Class L Shares	—	—	3,460	1,658

Class R5 (b)
Issued	15	7,225	—	1
Reinvested	2	—	— (a)	—
Redeemed	(48)	(14,428)	—	—

Change in Class R5 Shares	(31)	(7,203)	— (a)	1

Class R6
Issued	5,811	87,032	4,719	42,972
Reinvested	2,258	1,219	804	745
Redeemed	(12,419)	(18,962)	(5,782)	(11,576)

Change in Class R6 Shares	(4,350)	69,289	(259)	32,141

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 9, 2016, for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Emerging Markets Equity Income Fund				Global Research Enhanced Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,743		$8,578		$—		$—	(a)
Distributions reinvested	32		85		1		—	(a)
Cost of shares redeemed	(1,829)		(653)		—		—

Change in net assets resulting from Class A capital transactions	$1,946		$8,010		$1		$—	(a)

Class C
Proceeds from shares issued	$14		$57		$—		$—
Distributions reinvested	—	(a)	1		—	(a)	—
Cost of shares redeemed	—	(a)	—	(a)	—		—

Change in net assets resulting from Class C capital transactions	$14		$58		$—	(a)	$—

Class I (formerly Select Class)
Proceeds from shares issued	$1,877		$397		$728,946		$1,314,724
Distributions reinvested	16		54		19,299		9,477
Cost of shares redeemed	(62)		(59)		(656,897)		(1,740,416)

Change in net assets resulting from Class I capital transactions	$1,831		$392		$91,348		$(416,215)

Class R2
Distributions reinvested	—		—		—	(a)	—	(a)

Change in net assets resulting from Class R2 capital transactions	$—		$—		$—	(a)	$—	(a)

Class R5
Proceeds from shares issued	$—		$—	(a)	$—		$—
Distributions reinvested	—	(a)	—	(a)	—		—
Cost of shares redeemed	—		—	(a)	—		—

Change in net assets resulting from Class R5 capital transactions	$—	(a)	$—	(a)	$—		$—

Class R6
Proceeds from shares issued	$30		$8		$—		$—
Distributions reinvested	—	(a)	1		—		—
Cost of shares redeemed	—	(a)	(4)		—		—

Change in net assets resulting from Class R6 capital transactions	$30		$5		$—		$—

Total change in net assets resulting from capital transactions	$3,821		$8,465		$91,349		$(416,215)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Equity Income Fund				Global Research Enhanced Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	273		652		—		—
Reinvested	3		7		—	(a)	—	(a)
Redeemed	(137)		(50)		—		—

Change in Class A Shares	139		609		—	(a)	—	(a)

Class C
Issued	1		4		—		—
Reinvested	—	(a)	—	(a)	—	(a)	—
Redeemed	—	(a)	—		—		—

Change in Class C Shares	1		4		—	(a)	—

Class I (formerly Select Class)
Issued	139		30		37,667		74,956
Reinvested	1		4		1,023		538
Redeemed	(5)		(4)		(33,996)		(99,095)

Change in Class I Shares	135		30		4,694		(23,601)

Class R2
Reinvested	—		—		—	(a)	—	(a)

Change in Class R2 Shares	—		—		—	(a)	—	(a)

Class R5
Reinvested	—	(a)	—	(a)	—		—

Change in Class R5 Shares	—	(a)	—	(a)	—		—

Class R6
Issued	2		1		—		—
Reinvested	—	(a)	—	(a)	—		—
Redeemed	—	(a)	—	(a)	—		—

Change in Class R6 Shares	2		1		—		—

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Global Unconstrained Equity Fund			International Discovery Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016		Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$278	$121,461		$106		$20
Distributions reinvested	—	6,351		—	(b)	—	(b)
Cost of shares redeemed	(81)	(126,936)		(2)		—

Change in net assets resulting from Class A capital transactions	$197	$876		$104		$20

Class C
Proceeds from shares issued	$112	$50		$—	(b)	$20
Distributions reinvested	—	26		—	(b)	—	(b)
Cost of shares redeemed	(89)	(146)		—		—

Change in net assets resulting from Class C capital transactions	$23	$(70)		$—	(b)	$20

Class I (formerly Select Class)
Proceeds from shares issued	$167	$15,051		$764		$5,752
Distributions reinvested	2	803		60		3
Cost of shares redeemed	(175)	(15,414)		(723)		—

Change in net assets resulting from Class I capital transactions	$(6)	$440		$101		$5,755

Class R2
Proceeds from shares issued	$—	$—	(b)	$—		$—
Cost of shares redeemed	—	—	(b)	—		—

Change in net assets resulting from Class R2 capital transactions	$—	$—	(b)	$—		$—

Class R5
Proceeds from shares issued	$—	$—	(b)	$—	(b)	$20
Distributions reinvested	—	—		—	(b)	—	(b)
Cost of shares redeemed	—	—	(b)	—		—

Change in net assets resulting from Class R5 capital transactions	$—	$—	(b)	$—	(b)	$20

Class R6
Proceeds from shares issued	$—	$—		$—	(b)	$20
Distributions reinvested	—	—		—	(b)	—	(b)
Cost of shares redeemed	—	—	(b)	—		—

Change in net assets resulting from Class R6 capital transactions	$—	$—	(b)	$—	(b)	$20

Total change in net assets resulting from capital transactions	$214	$1,246		$205		$5,835

(a)	Commencement of operations was December 21, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Unconstrained Equity Fund		International Discovery Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016 (a)
SHARE TRANSACTIONS:
Class A
Issued	17	9,129	7		1
Reinvested	—	478	—	(b)	—	(b)
Redeemed	(5)	(9,592)	—	(b)	—

Change in Class A Shares	12	15	7		1

Class C
Issued	8	3	—		1
Reinvested	—	2	—	(b)	—	(b)
Redeemed	(6)	(10)	—		—

Change in Class C Shares	2	(5)	—	(b)	1

Class I (formerly Select Class)
Issued	10	1,096	51		390
Reinvested	— (b)	60	4		—	(b)
Redeemed	(11)	(1,149)	(48)		—

Change in Class I Shares	(1)	7	7		390

Class R5
Issued	—	—	—		1
Reinvested	—	—	—	(b)	—	(b)

Change in Class R5 Shares	—	—	—	(b)	1

Class R6
Issued	—	—	—		2
Reinvested	—	—	—	(b)	—	(b)

Change in Class R6 Shares	—	—	—	(b)	2

(a)	Commencement of operations was December 21, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Equity Fund		International Equity Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$66,057	$110,321	$24,036	$47,652
Distributions reinvested	605	3,515	1,250	3,171
Cost of shares redeemed	(49,431)	(113,970)	(21,979)	(45,371)

Change in net assets resulting from Class A capital transactions	$17,231	$(134)	$3,307	$5,452

Class C
Proceeds from shares issued	$2,194	$2,485	$2,698	$7,012
Distributions reinvested	19	272	199	445
Cost of shares redeemed	(3,510)	(7,667)	(2,327)	(3,519)

Change in net assets resulting from Class C capital transactions	$(1,297)	$(4,910)	$570	$3,938

Class I (formerly Select Class)
Proceeds from shares issued	$22,843	$32,905	$40,951	$54,317
Distributions reinvested	321	1,578	1,262	1,598
Cost of shares redeemed	(15,539)	(460,051)	(15,559)	(32,820)

Change in net assets resulting from Class I capital transactions	$7,625	$(425,568)	$26,654	$23,095

Class R2
Proceeds from shares issued	$197	$883	$148	$282
Distributions reinvested	1	10	7	5
Cost of shares redeemed	(277)	(596)	(28)	(12)

Change in net assets resulting from Class R2 capital transactions	$(79)	$297	$127	$275

Class R5
Proceeds from shares issued	$1,285	$6,787	$905	$696
Distributions reinvested	165	1,103	24	14
Cost of shares redeemed	(43,203)	(4,763)	(74)	(14)

Change in net assets resulting from Class R5 capital transactions	$(41,753)	$3,127	$855	$696

Class R6
Proceeds from shares issued	$255,711	$1,159,108	$112	$1
Distributions reinvested	16,643	57,229	3	2
Cost of shares redeemed	(350,395)	(239,110)	(13)	— (a)

Change in net assets resulting from Class R6 capital transactions	$(78,041)	$977,227	$102	$3

Total change in net assets resulting from capital transactions	$(96,314)	$550,039	$31,615	$33,459

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Fund		International Equity Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	4,424	8,046	1,620	3,246
Reinvested	42	265	84	216
Redeemed	(3,380)	(8,294)	(1,486)	(3,069)

Change in Class A Shares	1,086	17	218	393

Class C
Issued	155	189	183	479
Reinvested	1	22	13	31
Redeemed	(252)	(584)	(158)	(243)

Change in Class C Shares	(96)	(373)	38	267

Class I (formerly Select Class)
Issued	1,520	2,347	2,755	3,700
Reinvested	22	117	84	108
Redeemed	(1,043)	(30,864)	(1,054)	(2,258)

Change in Class I Shares	499	(28,400)	1,785	1,550

Class R2
Issued	14	64	10	19
Reinvested	— (a)	1	1	—	(a)
Redeemed	(19)	(44)	(2)	(1)

Change in Class R2 Shares	(5)	21	9	18

Class R5
Issued	89	483	60	48
Reinvested	11	81	2	1
Redeemed	(2,941)	(338)	(5)	(1)

Change in Class R5 Shares	(2,841)	226	57	48

Class R6
Issued	17,337	82,405	9	—	(a)
Reinvested	1,123	4,227	— (a)	—	(a)
Redeemed	(23,335)	(16,681)	(1)	—	(a)

Change in Class R6 Shares	(4,875)	69,951	8	—	(a)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Opportunities Fund		International Research Enhanced Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$58,284	$107,477	$6,125	$9,158
Distributions reinvested	4,754	362	1,449	2,436
Cost of shares redeemed	(46,279)	(84,187)	(12,722)	(19,422)

Change in net assets resulting from Class A capital transactions	$16,759	$23,652	$(5,148)	$(7,828)

Class C
Proceeds from shares issued	$70	$469	$429	$998
Distributions reinvested	36	— (a)	221	467
Cost of shares redeemed	(321)	(554)	(2,825)	(5,171)

Change in net assets resulting from Class C capital transactions	$(215)	$(85)	$(2,175)	$(3,706)

Class I (formerly Select Class)
Proceeds from shares issued	$25,843	$8,676	$364,310	$568,584
Distributions reinvested	933	35	31,067	25,196
Cost of shares redeemed	(6,778)	(8,351)	(150,603)	(96,905)

Change in net assets resulting from Class I capital transactions	$19,998	$360	$244,774	$496,875

Class R2
Proceeds from shares issued	$—	$—	$4,057	$8,693
Distributions reinvested	—	—	189	28
Cost of shares redeemed	—	—	(2,690)	(1,738)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$1,556	$6,983

Class R6
Proceeds from shares issued	$157,755	$871,518	$—	$—
Distributions reinvested	92,823	13,758	—	—
Cost of shares redeemed	(281,444)	(295,100)	—	—

Change in net assets resulting from Class R6 capital transactions	$(30,866)	$590,176	$—	$—

Institutional Class
Proceeds from shares issued	$207	$11,992	$—	$—
Distributions reinvested	—	243	—	—
Cost of shares redeemed	(50,461)	(15,183)	—	—

Change in net assets resulting from Institutional Class capital transactions	$(50,254)	$(2,948)	$—	$—

Total change in net assets resulting from capital transactions	$(44,578)	$611,155	$239,007	$492,324

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Opportunities Fund		International Research Enhanced Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	4,083	7,900	380	600
Reinvested	349	26	93	157
Redeemed	(3,277)	(6,175)	(789)	(1,276)

Change in Class A Shares	1,155	1,751	(316)	(519)

Class C
Issued	4	36	27	67
Reinvested	3	— (a)	15	32
Redeemed	(23)	(42)	(183)	(353)

Change in Class C Shares	(16)	(6)	(141)	(254)

Class I (formerly Select Class)
Issued	1,820	636	22,174	37,181
Reinvested	67	3	1,983	1,614
Redeemed	(474)	(596)	(9,356)	(6,312)

Change in Class I Shares	1,413	43	14,801	32,483

Class R2
Issued	—	—	259	581
Reinvested	—	—	12	2
Redeemed	—	—	(171)	(115)

Change in Class R2 Shares	—	—	100	468

Class R6
Issued	10,976	63,733	—	—
Reinvested	6,707	975	—	—
Redeemed	(19,419)	(20,913)	—	—

Change in Class R6 Shares	(1,736)	43,795	—	—

Institutional Class
Issued	15	861	—	—
Reinvested	—	17	—	—
Redeemed	(3,536)	(1,102)	—	—

Change in Institutional Class Shares	(3,521)	(224)	—	—

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	International Unconstrained Equity Fund				International Value Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,302		$11,592		$41,862	$205,683
Distributions reinvested	257		18		18,745	7,392
Cost of shares redeemed	(5,248)		(3,467)		(359,972)	(291,409)

Change in net assets resulting from Class A capital transactions	$10,311		$8,143		$(299,365)	$(78,334)

Class C
Proceeds from shares issued	$1,733		$2,759		$1,199	$5,220
Distributions reinvested	66		3		1,151	154
Cost of shares redeemed	(1,128)		(1,551)		(5,890)	(10,150)

Change in net assets resulting from Class C capital transactions	$671		$1,211		$(3,540)	$(4,776)

Class I (formerly Select Class)
Proceeds from shares issued	$21,514		$7,331		$16,866	$57,659
Distributions reinvested	198		—		4,900	1,701
Cost of shares redeemed	(3,561)		(57,428)		(37,031)	(119,752)

Change in net assets resulting from Class I capital transactions	$18,151		$(50,097)		$(15,265)	$(60,392)

Class L (formerly Institutional Class)
Proceeds from shares issued	$—		$—		$133,242	$320,955
Distributions reinvested	—		—		20,403	13,888
Cost of shares redeemed	—		—		(381,988)	(1,188,471)

Change in net assets resulting from Class L capital transactions	$—		$—		$(228,343)	$(853,628)

Class R2
Proceeds from shares issued	$—		$—		$225	$765
Distributions reinvested	—	(a)	—		24	8
Cost of shares redeemed	—		—	(a)	(234)	(1,410)

Change in net assets resulting from Class R2 capital transactions	$—	(a)	$—	(a)	$15	$(637)

Class R5 (b)
Proceeds from shares issued	$—		$—		$— (a)	$20
Distributions reinvested	—	(a)	—	(a)	1	—
Cost of shares redeemed	—		—	(a)	—	—

Change in net assets resulting from Class R5 capital transactions	$—	(a)	$—	(a)	$1	$20

Class R6
Proceeds from shares issued	$20,478		$75,541		$219	$28,014
Distributions reinvested	1,980		253		1,834	61
Cost of shares redeemed	(7)		4		(571)	(2,057)

Change in net assets resulting from Class R6 capital transactions	$22,451		$75,798		$1,482	$26,018

Total change in net assets resulting from capital transactions	$51,584		$35,055		$(545,015)	$(971,729)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class shares effective September 9, 2016, for International Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Unconstrained Equity Fund			International Value Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	855		688	3,342	17,288
Reinvested	15		1	1,558	600
Redeemed	(303)		(206)	(29,149)	(24,382)

Change in Class A Shares	567		483	(24,249)	(6,494)

Class C
Issued	96		167	99	445
Reinvested	4		— (a)	99	13
Redeemed	(65)		(92)	(488)	(874)

Change in Class C Shares	35		75	(290)	(416)

Class I (formerly Select Class)
Issued	1,198		438	1,337	4,708
Reinvested	12		—	399	135
Redeemed	(202)		(3,248)	(2,912)	(9,716)

Change in Class I Shares	1,008		(2,810)	(1,176)	(4,873)

Class L (formerly Institutional Class)
Issued	—		—	10,486	26,460
Reinvested	—		—	1,668	1,108
Redeemed	—		—	(29,609)	(97,097)

Change in Class L Shares	—		—	(17,455)	(69,529)

Class R2
Issued	—		—	19	65
Reinvested	—	(a)	—	2	1
Redeemed	—		—	(19)	(118)

Change in Class R2 Shares	—	(a)	—	2	(52)

Class R5 (b)
Issued	—		—	—	2
Reinvested	—	(a)	— (a)	— (a)	—

Change in Class R5 Shares	—	(a)	— (a)	— (a)	2

Class R6
Issued	1,145		4,336	18	2,230
Reinvested	117		15	150	5
Redeemed	—	(a)	(1)	(46)	(174)

Change in Class R6 Shares	1,262		4,350	122	2,061

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class shares effective September 9, 2016, for International Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Intrepid International Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,818	$102,499
Distributions reinvested	3,114	2,734
Cost of shares redeemed	(39,731)	(87,263)

Change in net assets resulting from Class A capital transactions	$20,201	$17,970

Class C
Proceeds from shares issued	$126	$651
Distributions reinvested	27	32
Cost of shares redeemed	(699)	(1,054)

Change in net assets resulting from Class C capital transactions	$(546)	$(371)

Class I (formerly Select Class)
Proceeds from shares issued	$32,967	$6,578
Distributions reinvested	451	221
Cost of shares redeemed	(3,756)	(8,803)

Change in net assets resulting from Class I capital transactions	$29,662	$(2,004)

Class R2
Proceeds from shares issued	$45	$318
Distributions reinvested	4	3
Cost of shares redeemed	(59)	(41)

Change in net assets resulting from Class R2 capital transactions	$(10)	$280

Class R6
Proceeds from shares issued	$199,247	$900,498
Distributions reinvested	66,113	39,523
Cost of shares redeemed	(301,583)	(259,983)

Change in net assets resulting from Class R6 capital transactions	$(36,223)	$680,038

Institutional Class
Proceeds from shares issued	$39	$3,104
Distributions reinvested	—	50
Cost of shares redeemed	(23,795)	(27,450)

Change in net assets resulting from Institutional Class capital transactions	$(23,756)	$(24,296)

Total change in net assets resulting from capital transactions	$(10,672)	$671,617

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Intrepid International Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	2,971	5,754
Reinvested	171	148
Redeemed	(2,106)	(4,883)

Change in Class A Shares	1,036	1,019

Class C
Issued	7	35
Reinvested	1	2
Redeemed	(37)	(57)

Change in Class C Shares	(29)	(20)

Class I (formerly Select Class)
Issued	1,707	354
Reinvested	24	12
Redeemed	(191)	(472)

Change in Class I Shares	1,540	(106)

Class R2
Issued	2	18
Reinvested	— (a)	— (a)
Redeemed	(3)	(2)

Change in Class R2 Shares	(1)	16

Class R6
Issued	10,410	49,855
Reinvested	3,555	2,101
Redeemed	(15,445)	(13,945)

Change in Class R6 Shares	(1,480)	38,011

Institutional Class
Issued	2	170
Reinvested	—	3
Redeemed	(1,238)	(1,551)

Change in Institutional Class Shares	(1,236)	(1,378)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Economies Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$11.55	$0.05		$1.18	$1.23	$(0.15)
Year Ended October 31, 2016	11.03	0.15		0.46	0.61	(0.09)
Year Ended October 31, 2015	13.13	0.13	(f)	(2.03)	(1.90)	(0.20)
Year Ended October 31, 2014	13.63	0.22		(0.57)	(0.35)	(0.15)
Year Ended October 31, 2013	12.88	0.19		0.67	0.86	(0.11)
Year Ended October 31, 2012	12.65	0.17		0.21	0.38	(0.15)

Class C
Six Months Ended April 30, 2017 (Unaudited)	11.41	0.02		1.18	1.20	(0.06)
Year Ended October 31, 2016	10.86	0.09		0.46	0.55	— (g)
Year Ended October 31, 2015	12.92	0.10	(f)	(2.03)	(1.93)	(0.13)
Year Ended October 31, 2014	13.44	0.15		(0.57)	(0.42)	(0.10)
Year Ended October 31, 2013	12.72	0.13		0.66	0.79	(0.07)
Year Ended October 31, 2012	12.58	0.15		0.15	0.30	(0.16)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	11.68	0.07		1.20	1.27	(0.16)
Year Ended October 31, 2016	11.06	0.18		0.47	0.65	(0.03)
Year Ended October 31, 2015	13.17	0.18	(f)	(2.06)	(1.88)	(0.23)
Year Ended October 31, 2014	13.67	0.26		(0.58)	(0.32)	(0.18)
Year Ended October 31, 2013	12.91	0.21		0.70	0.91	(0.15)
Year Ended October 31, 2012	12.68	0.22		0.18	0.40	(0.17)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	11.78	0.08		1.21	1.29	(0.17)
Year Ended October 31, 2016	11.11	0.05		0.62	0.67	—
Year Ended October 31, 2015	13.22	0.20	(f)	(2.06)	(1.86)	(0.25)
Year Ended October 31, 2014	13.71	0.29		(0.58)	(0.29)	(0.20)
Year Ended October 31, 2013	12.94	0.25		0.68	0.93	(0.16)
Year Ended October 31, 2012	12.71	0.25		0.18	0.43	(0.20)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	11.64	0.08		1.18	1.26	(0.18)
Year Ended October 31, 2016	11.11	0.21		0.46	0.67	(0.14)
September 1, 2015 (h) through October 31, 2015	10.46	(0.02	)(f)	0.67	0.65	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$12.63	10.85%	$152,637	1.35%	0.88%		1.62%	33%
11.55	5.62	148,331	1.42	1.42		1.70	72
11.03	(14.60)	43,220	1.58	1.06	(f)	1.99	118
13.13	(2.56)	80,806	1.60	1.71		1.73	79
13.63	6.67	69,690	1.60	1.45		1.72	43
12.88	3.15	30,356	1.65	1.37		1.76	72

12.55	10.64	2,723	1.85	0.40		2.25	33
11.41	5.11	2,448	1.96	0.82		2.37	72
10.86	(15.02)	3,614	2.09	0.80	(f)	2.36	118
12.92	(3.12)	5,331	2.10	1.13		2.23	79
13.44	6.25	5,089	2.10	1.02		2.22	43
12.72	2.54	2,088	2.12	1.21		2.27	72

12.79	11.03	59,491	1.10	1.14		1.30	33
11.68	5.93	53,509	1.21	1.67		1.40	72
11.06	(14.45)	239,866	1.34	1.51	(f)	1.46	118
13.17	(2.35)	288,059	1.35	1.96		1.48	79
13.67	7.04	277,822	1.35	1.61		1.47	43
12.91	3.34	82,457	1.39	1.70		1.51	72

12.90	11.18	1,356	0.92	1.37		1.17	33
11.78	6.03	1,602	1.08	0.49		1.25	72
11.11	(14.20)	81,516	1.14	1.65	(f)	1.25	118
13.22	(2.12)	852,477	1.15	2.19		1.28	79
13.71	7.21	676,985	1.15	1.84		1.27	43
12.94	3.53	331,032	1.19	1.99		1.31	72

12.72	11.10	1,665,619	0.85	1.39		1.04	33
11.64	6.16	1,573,822	0.94	1.99		1.09	72
11.11	6.21	732,627	1.07	(0.92	)(f)	1.17	118

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$21.79	$0.01		$2.12	$2.13	$(0.10)
Year Ended October 31, 2016	19.53	0.09		2.28	2.37	(0.11)
Year Ended October 31, 2015	23.72	0.12	(f)	(4.12)	(4.00)	(0.19)
Year Ended October 31, 2014	23.05	0.16	(f)	0.59	0.75	(0.08)
Year Ended October 31, 2013	22.01	0.10		1.02	1.12	(0.08)
Year Ended October 31, 2012	21.09	0.07		0.85	0.92	—

Class C
Six Months Ended April 30, 2017 (Unaudited)	21.18	(0.05)		2.08	2.03	(0.01)
Year Ended October 31, 2016	18.96	(0.01)		2.23	2.22	—
Year Ended October 31, 2015	23.03	0.03	(f)	(4.02)	(3.99)	(0.08)
Year Ended October 31, 2014	22.41	0.05	(f)	0.57	0.62	—
Year Ended October 31, 2013	21.44	(0.01)		0.99	0.98	(0.01)
Year Ended October 31, 2012	20.65	(0.04)		0.83	0.79	—

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	22.33	0.04		2.17	2.21	(0.14)
Year Ended October 31, 2016	19.98	0.13		2.35	2.48	(0.13)
Year Ended October 31, 2015	24.24	0.19	(f)	(4.21)	(4.02)	(0.24)
Year Ended October 31, 2014	23.47	0.18	(f)	0.64	0.82	(0.05)
Year Ended October 31, 2013	22.40	0.17		1.03	1.20	(0.13)
Year Ended October 31, 2012	21.42	0.13		0.86	0.99	(0.01)

Class L (formerly Institutional Class)
Six Months Ended April 30, 2017 (Unaudited)	22.49	0.05		2.18	2.23	(0.17)
Year Ended October 31, 2016	20.15	0.17		2.35	2.52	(0.18)
Year Ended October 31, 2015	24.42	0.23	(f)	(4.26)	(4.03)	(0.24)
Year Ended October 31, 2014	23.73	0.17	(f)	0.70	0.87	(0.18)
Year Ended October 31, 2013	22.65	0.20		1.04	1.24	(0.16)
Year Ended October 31, 2012	21.66	0.16		0.87	1.03	(0.04)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	22.49	0.05		2.18	2.23	(0.18)
September 9, 2016 (g) through October 31, 2016	22.40	0.01		0.08	0.09	—

Class R6
Six Months Ended April 30, 2017 (Unaudited)	22.46	0.06		2.18	2.24	(0.19)
Year Ended October 31, 2016	20.13	0.19		2.35	2.54	(0.21)
Year Ended October 31, 2015	24.44	0.22	(f)	(4.23)	(4.01)	(0.30)
December 23, 2013 (g) through October 31, 2014	22.47	0.38	(f)	1.59	1.97	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$23.82	9.88%	$454,739	1.34%	0.06%		1.65%	8%
21.79	12.25	411,713	1.44	0.44		1.76	23
19.53	(16.95)	274,710	1.61	0.57	(f)	1.88	35
23.72	3.26	350,555	1.70	0.72	(f)	1.81	33
23.05	5.08	327,090	1.76	0.46		1.79	34
22.01	4.36	281,194	1.82	0.33		1.82	20

23.20	9.58	37,694	1.84	(0.46)		2.16	8
21.18	11.71	39,568	1.95	(0.06)		2.26	23
18.96	(17.38)	43,387	2.10	0.13	(f)	2.33	35
23.03	2.77	56,732	2.20	0.22	(f)	2.31	33
22.41	4.56	56,119	2.26	(0.06)		2.29	34
21.44	3.83	44,643	2.32	(0.17)		2.32	20

24.40	10.00	402,793	1.10	0.33		1.32	8
22.33	12.51	301,959	1.20	0.66		1.43	23
19.98	(16.70)	502,729	1.35	0.88	(f)	1.48	35
24.24	3.51	583,501	1.45	0.78	(f)	1.56	33
23.47	5.34	1,900,639	1.51	0.74		1.54	34
22.40	4.65	1,291,326	1.57	0.60		1.57	20

24.55	10.06	511,475	0.95	0.48		1.16	8
22.49	12.71	390,647	1.04	0.84		1.22	23
20.15	(16.60)	316,635	1.21	1.05	(f)	1.31	35
24.42	3.72	411,449	1.30	0.72	(f)	1.40	33
23.73	5.47	1,123,600	1.36	0.88		1.39	34
22.65	4.80	629,223	1.41	0.73		1.42	20

24.54	10.09	22	0.94	0.46		1.16	8
22.49	0.40	20	0.90	0.28		1.08	23

24.51	10.12	2,155,494	0.85	0.56		1.00	8
22.46	12.83	1,980,671	0.94	0.96		1.08	23
20.13	(16.54)	1,128,390	1.10	0.99	(f)	1.16	35
24.44	8.77	1,130,050	1.20	1.85	(f)	1.33	33

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Equity Income Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$13.46	$0.14	$0.58	$0.72	$(0.05)
Year Ended October 31, 2016	12.50	0.44	0.76	1.20	(0.24)
December 12, 2014 (g) through October 31, 2015	15.00	0.45	(2.52)	(2.07)	(0.43)

Class C
Six Months Ended April 30, 2017 (Unaudited)	13.44	0.10	0.59	0.69	(0.03)
Year Ended October 31, 2016	12.51	0.27	0.85	1.12	(0.19)
December 12, 2014 (g) through October 31, 2015	15.00	0.42	(2.55)	(2.13)	(0.36)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	13.51	0.17	0.57	0.74	(0.06)
Year Ended October 31, 2016	12.53	0.38	0.85	1.23	(0.25)
December 12, 2014 (g) through October 31, 2015	15.00	0.49	(2.53)	(2.04)	(0.43)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	13.51	0.16	0.60	0.76	(0.07)
Year Ended October 31, 2016	12.53	0.40	0.85	1.25	(0.27)
December 12, 2014 (g) through October 31, 2015	15.00	0.51	(2.53)	(2.02)	(0.45)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	13.52	0.22	0.54	0.76	(0.08)
Year Ended October 31, 2016	12.53	0.41	0.85	1.26	(0.27)
December 12, 2014 (g) through October 31, 2015	15.00	0.52	(2.53)	(2.01)	(0.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2016 and for the period ended October 31, 2015.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data (a)
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$14.13	5.39%	$10,671	1.55%		2.07%		3.81%		12%
13.46	9.76	8,291	1.54	(f)	3.36	(f)	3.29	(f)	21
12.50	(13.93)	86	1.57	(f)	3.72	(f)	10.55	(f)	25

14.10	5.18	113	2.05		1.55		4.43		12
13.44	9.10	94	2.05	(f)	2.15	(f)	8.18	(f)	21
12.51	(14.26)	32	2.08	(f)	3.32	(f)	12.02	(f)	25

14.19	5.55	5,227	1.30		2.50		3.61		12
13.51	9.96	3,148	1.30	(f)	3.05	(f)	8.02	(f)	21
12.53	(13.70)	2,541	1.33	(f)	3.85	(f)	10.36	(f)	25

14.20	5.72	20	1.10		2.40		3.49		12
13.51	10.15	19	1.10	(f)	3.22	(f)	9.72	(f)	21
12.53	(13.55)	17	1.14	(f)	4.05	(f)	10.84	(f)	25

14.20	5.67	56	1.05		3.31		3.62		12
13.52	10.26	24	1.05	(f)	3.32	(f)	9.33	(f)	21
12.53	(13.51)	17	1.08	(f)	4.10	(f)	10.82	(f)	25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Research Enhanced Index Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$18.45	$0.16	$2.14	$2.30	$(0.37)	$—	$(0.37)
Year Ended October 31, 2016	18.52	0.35	(0.23)	0.12	(0.19)	—	(0.19)
Year Ended October 31, 2015	18.77	0.37	(0.15)	0.22	(0.22)	(0.25)	(0.47)
Year Ended October 31, 2014	17.33	0.34	1.35	1.69	(0.15)	(0.10)	(0.25)
February 28, 2013 (f) through October 31, 2013	15.00	0.19	2.14	2.33	—	—	—

Class C
Six Months Ended April 30, 2017 (Unaudited)	18.46	0.11	2.15	2.26	(0.28)	—	(0.28)
Year Ended October 31, 2016	18.43	0.26	(0.23)	0.03	—	—	—
Year Ended October 31, 2015	18.68	0.28	(0.15)	0.13	(0.13)	(0.25)	(0.38)
Year Ended October 31, 2014	17.28	0.25	1.33	1.58	(0.08)	(0.10)	(0.18)
February 28, 2013 (f) through October 31, 2013	15.00	0.14	2.14	2.28	—	—	—

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	18.37	0.18	2.14	2.32	(0.42)	—	(0.42)
Year Ended October 31, 2016	18.56	0.39	(0.24)	0.15	(0.34)	—	(0.34)
Year Ended October 31, 2015	18.81	0.39	(0.12)	0.27	(0.27)	(0.25)	(0.52)
Year Ended October 31, 2014	17.37	0.39	1.33	1.72	(0.18)	(0.10)	(0.28)
February 28, 2013 (f) through October 31, 2013	15.00	0.19	2.18	2.37	—	—	—

Class R2
Six Months Ended April 30, 2017 (Unaudited)	18.46	0.14	2.14	2.28	(0.33)	—	(0.33)
Year Ended October 31, 2016	18.47	0.30	(0.22)	0.08	(0.09)	—	(0.09)
Year Ended October 31, 2015	18.72	0.32	(0.15)	0.17	(0.17)	(0.25)	(0.42)
Year Ended October 31, 2014	17.30	0.29	1.35	1.64	(0.12)	(0.10)	(0.22)
February 28, 2013 (f) through October 31, 2013	15.00	0.17	2.13	2.30	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2013.
(h)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$20.38	12.62%	$23	0.59%		1.68%		0.98%		17%
18.45	0.68	20	0.59		1.95		3.30		35
18.52	1.22	20	0.58		1.98		0.99		44
18.77	9.90	64	0.58		1.87		0.81		40
17.33	15.53	58	0.58	(g)	1.79	(g)	1.62	(g)(h)	25

20.44	12.36	22	1.09		1.17		1.48		17
18.46	0.16	20	1.09		1.44		3.81		35
18.43	0.73	20	1.08		1.48		1.50		44
18.68	9.27	63	1.08		1.37		1.31		40
17.28	15.20	58	1.08	(g)	1.29	(g)	2.12	(g)(h)	25

20.27	12.78	7,716,084	0.34		1.93		0.55		17
18.37	0.91	6,907,246	0.34		2.19		0.55		35
18.56	1.51	7,415,218	0.33		2.06		0.56		44
18.81	10.09	3,577,523	0.33		2.16		0.56		40
17.37	15.80	1,895,025	0.33	(g)	1.73	(g)	0.60	(g)(h)	25

20.41	12.46	23	0.83		1.42		1.23		17
18.46	0.46	20	0.84		1.70		3.55		35
18.47	0.98	20	0.83		1.73		1.25		44
18.72	9.58	63	0.83		1.62		1.06		40
17.30	15.33	58	0.83	(g)	1.54	(g)	1.87	(g)(h)	25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Global Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$14.12	$0.05	(e)	$1.95	$2.00	$—	$—	$—	$—
Year Ended October 31, 2016	16.12	0.27	(e)	(0.88)	(0.61)	(0.30)	(0.27)	(0.82)	(1.39)
Year Ended October 31, 2015	19.55	0.11	(e)	0.66	0.77	(0.31)	(3.89)	—	(4.20)
Year Ended October 31, 2014	20.11	0.23		1.17	1.40	(0.17)	(1.79)	—	(1.96)
Year Ended October 31, 2013	16.73	0.24		3.77	4.01	(0.22)	(0.41)	—	(0.63)
November 30, 2011 (g) through October 31, 2012	15.00	0.17		1.56	1.73	— (h)	—	—	— (h)

Class C
Six Months Ended April 30, 2017 (Unaudited)	14.02	0.02	(e)	1.92	1.94	—	—	—	—
Year Ended October 31, 2016	16.01	0.11	(e)	(0.79)	(0.68)	(0.22)	(0.27)	(0.82)	(1.31)
Year Ended October 31, 2015	19.43	0.04	(e)	0.64	0.68	(0.21)	(3.89)	—	(4.10)
Year Ended October 31, 2014	20.01	0.14		1.16	1.30	(0.09)	(1.79)	—	(1.88)
Year Ended October 31, 2013	16.65	0.16		3.76	3.92	(0.15)	(0.41)	—	(0.56)
November 30, 2011 (g) through October 31, 2012	15.00	0.09		1.56	1.65	—	—	—	—

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	14.23	0.08	(e)	1.97	2.05	(0.04)	—	—	(0.04)
Year Ended October 31, 2016	16.18	0.26	(e)	(0.83)	(0.57)	(0.29)	(0.27)	(0.82)	(1.38)
Year Ended October 31, 2015	19.60	0.19	(e)	0.64	0.83	(0.36)	(3.89)	—	(4.25)
Year Ended October 31, 2014	20.15	0.27		1.19	1.46	(0.22)	(1.79)	—	(2.01)
Year Ended October 31, 2013	16.76	0.29		3.77	4.06	(0.26)	(0.41)	—	(0.67)
November 30, 2011 (g) through October 31, 2012	15.00	0.20		1.57	1.77	(0.01)	—	—	(0.01)

Class R2
Six Months Ended April 30, 2017 (Unaudited)	14.24	0.03	(e)	1.96	1.99	—	—	—	—
Year Ended October 31, 2016	16.11	0.14	(e)	(0.79)	(0.65)	(0.13)	(0.27)	(0.82)	(1.22)
Year Ended October 31, 2015	19.49	0.08	(e)	0.65	0.73	(0.22)	(3.89)	—	(4.11)
Year Ended October 31, 2014	20.06	0.18		1.17	1.35	(0.13)	(1.79)	—	(1.92)
Year Ended October 31, 2013	16.69	0.20		3.77	3.97	(0.19)	(0.41)	—	(0.60)
November 30, 2011 (g) through October 31, 2012	15.00	0.13		1.56	1.69	—	—	—	—

Class R5
Six Months Ended April 30, 2017 (Unaudited)	14.24	0.08	(e)	1.96	2.04	(0.10)	—	—	(0.10)
Year Ended October 31, 2016	16.21	0.24	(e)	(0.80)	(0.56)	(0.32)	(0.27)	(0.82)	(1.41)
Year Ended October 31, 2015	19.65	0.21	(e)	0.64	0.85	(0.40)	(3.89)	—	(4.29)
Year Ended October 31, 2014	20.19	0.31		1.19	1.50	(0.25)	(1.79)	—	(2.04)
Year Ended October 31, 2013	16.79	0.32		3.79	4.11	(0.30)	(0.41)	—	(0.71)
November 30, 2011 (g) through October 31, 2012	15.00	0.23		1.57	1.80	(0.01)	—	—	(0.01)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	14.23	0.09	(e)	1.95	2.04	(0.10)	—	—	(0.10)
Year Ended October 31, 2016	16.22	0.25	(e)	(0.80)	(0.55)	(0.35)	(0.27)	(0.82)	(1.44)
Year Ended October 31, 2015	19.66	0.21	(e)	0.66	0.87	(0.42)	(3.89)	—	(4.31)
Year Ended October 31, 2014	20.20	0.32		1.19	1.51	(0.26)	(1.79)	—	(2.05)
Year Ended October 31, 2013	16.80	0.33		3.78	4.11	(0.30)	(0.41)	—	(0.71)
November 30, 2011 (g) through October 31, 2012	15.00	0.24		1.57	1.81	(0.01)	—	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)

$16.12	14.16%	$679	0.74%		0.70%		15.87%		51%
14.12	(3.53)	417	0.74		1.95		1.90		1256
16.12	4.76	244	1.00		0.67		7.57		132
19.55	7.83	75	1.35		1.27		4.32		97
20.11	24.74	70	1.35	(f)	1.37	(f)	5.36	(f)	71
16.73	11.55	56	1.35	(f)	1.14	(f)	6.89	(f)	49

15.96	13.84	263	1.24		0.21		16.30		51
14.02	(4.02)	210	1.17		0.78		11.83		1256
16.01	4.26	317	1.48		0.21		9.92		132
19.43	7.28	74	1.85		0.77		4.82		97
20.01	24.16	69	1.85	(f)	0.87	(f)	5.85	(f)	71
16.65	11.00	56	1.85	(f)	0.65	(f)	7.38	(f)	49

16.24	14.41	1,123	0.40		1.02		15.35		51
14.23	(3.23)	991	0.36		1.86		5.37		1256
16.18	5.13	1,020	0.88		1.06		7.34		132
19.60	8.11	4,156	1.10		1.52		4.06		97
20.15	25.04	3,844	1.10	(f)	1.62	(f)	5.10	(f)	71
16.76	11.77	3,075	1.10	(f)	1.40	(f)	6.64	(f)	49

16.23	13.97	20	1.00		0.41		15.92		51
14.24	(3.79)	18	0.92		1.00		13.46		1256
16.11	4.55	20	1.46		0.45		8.67		132
19.49	7.55	75	1.60		1.02		4.56		97
20.06	24.45	69	1.60	(f)	1.12	(f)	5.60	(f)	71
16.69	11.27	56	1.60	(f)	0.90	(f)	7.14	(f)	49

16.18	14.35	20	0.30		1.11		15.23		51
14.24	(3.12)	18	0.22		1.70		12.77		1256
16.21	5.26	20	0.76		1.15		7.97		132
19.65	8.34	76	0.90		1.72		3.86		97
20.19	25.29	70	0.90	(f)	1.82	(f)	4.89	(f)	71
16.79	11.99	56	0.90	(f)	1.60	(f)	6.45	(f)	49

16.17	14.41	20	0.24		1.16		15.18		51
14.23	(3.10)	18	0.17		1.75		12.75		1256
16.22	5.34	20	0.71		1.20		7.91		132
19.66	8.39	76	0.85		1.77		3.81		97
20.20	25.33	70	0.85	(f)	1.87	(f)	4.85	(f)	71
16.80	12.06	56	0.85	(f)	1.65	(f)	6.40	(f)	49

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
International Discovery Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$14.88	$0.13	$1.62		$1.75	$(0.11)
December 21, 2015 (g) through October 31, 2016	15.00	0.13	(0.24	)(h)(i)	(0.11)	(0.01)

Class C
Six Months Ended April 30, 2017 (Unaudited)	14.82	0.03	1.68		1.71	(0.05)
December 21, 2015 (g) through October 31, 2016	15.00	0.07	(0.24	)(h)(i)	(0.17)	(0.01)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	14.92	0.09	1.69		1.78	(0.15)
December 21, 2015 (g) through October 31, 2016	15.00	0.17	(0.24	)(h)(i)	(0.07)	(0.01)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	14.94	0.10	1.69		1.79	(0.17)
December 21, 2015 (g) through October 31, 2016	15.00	0.19	(0.24	)(h)(i)	(0.05)	(0.01)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	14.94	0.10	1.69		1.79	(0.17)
December 21, 2015 (g) through October 31, 2016	15.00	0.20	(0.25	)(h)(i)	(0.05)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2017 and for the period ended October 31, 2016.
(g)	Commencement of operations.
(h)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. Without the reimbursement, the net realized and unrealized gains (losses) on investments per share would have been $(0.26), $(0.27), $(0.27), $(0.27) and $(0.28), and the total return would have been (0.88)%, (1.36)%, (0.67)%, (0.53)% and (0.53)% for Class A, Class C, Class I, Class R5 and Class R6, respectively.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)		Net assets, end of period (000’s)	Net expenses (e)(f)	Net investment income (loss) (b)(f)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$16.52	11.91%		$133	1.25%	1.67%	7.53%	76%
14.88	(0.75	)(i)	20	1.25	1.07	9.33	200

16.48	11.62		22	1.75	0.36	8.70	76
14.82	(1.16	)(i)	20	1.75	0.57	9.78	200

16.55	12.11		6,563	0.95	1.16	7.91	76
14.92	(0.47	)(i)	5,815	0.95	1.34	5.54	200

16.56	12.15		22	0.80	1.30	7.77	76
14.94	(0.33	)(i)	20	0.80	1.52	8.83	200

16.56	12.20		22	0.75	1.36	7.71	76
14.94	(0.33	)(i)	19	0.75	1.57	8.77	200

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
International Equity Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$14.24	$0.07		$1.48	$1.55	$(0.04)
Year Ended October 31, 2016	14.75	0.22		(0.51)	(0.29)	(0.22)
Year Ended October 31, 2015	15.25	0.23		(0.50)	(0.27)	(0.23)
Year Ended October 31, 2014	15.92	0.37	(f)	(0.68)	(0.31)	(0.36)
Year Ended October 31, 2013	13.36	0.20		2.56	2.76	(0.20)
Year Ended October 31, 2012	12.61	0.22		0.74	0.96	(0.21)

Class C
Six Months Ended April 30, 2017 (Unaudited)	13.50	0.02		1.42	1.44	(0.01)
Year Ended October 31, 2016	14.02	0.13		(0.47)	(0.34)	(0.18)
Year Ended October 31, 2015	14.52	0.15		(0.48)	(0.33)	(0.17)
Year Ended October 31, 2014	15.20	0.26	(f)	(0.64)	(0.38)	(0.30)
Year Ended October 31, 2013	12.78	0.12		2.45	2.57	(0.15)
Year Ended October 31, 2012	12.08	0.16		0.69	0.85	(0.15)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	14.45	0.08		1.51	1.59	(0.06)
Year Ended October 31, 2016	14.95	0.24		(0.48)	(0.24)	(0.26)
Year Ended October 31, 2015	15.45	0.29		(0.53)	(0.24)	(0.26)
Year Ended October 31, 2014	16.13	0.39	(f)	(0.67)	(0.28)	(0.40)
Year Ended October 31, 2013	13.52	0.23		2.61	2.84	(0.23)
Year Ended October 31, 2012	12.76	0.26		0.74	1.00	(0.24)

Class R2
Six Months Ended April 30, 2017 (Unaudited)	14.17	0.04		1.49	1.53	(0.02)
Year Ended October 31, 2016	14.69	0.18		(0.50)	(0.32)	(0.20)
Year Ended October 31, 2015	15.19	0.20		(0.51)	(0.31)	(0.19)
Year Ended October 31, 2014	15.87	0.30	(f)	(0.65)	(0.35)	(0.33)
Year Ended October 31, 2013	13.31	0.11		2.61	2.72	(0.16)
Year Ended October 31, 2012	12.58	0.15		0.77	0.92	(0.19)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	14.47	0.06		1.54	1.60	(0.07)
Year Ended October 31, 2016	14.97	0.27		(0.49)	(0.22)	(0.28)
Year Ended October 31, 2015	15.46	0.29		(0.49)	(0.20)	(0.29)
Year Ended October 31, 2014	16.13	0.44	(f)	(0.69)	(0.25)	(0.42)
Year Ended October 31, 2013	13.52	0.27		2.60	2.87	(0.26)
Year Ended October 31, 2012	12.75	0.29		0.74	1.03	(0.26)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	14.46	0.10		1.52	1.62	(0.08)
Year Ended October 31, 2016	14.97	0.29		(0.51)	(0.22)	(0.29)
Year Ended October 31, 2015	15.46	0.32		(0.52)	(0.20)	(0.29)
Year Ended October 31, 2014	16.13	0.45	(f)	(0.69)	(0.24)	(0.43)
Year Ended October 31, 2013	13.52	0.28		2.59	2.87	(0.26)
Year Ended October 31, 2012	12.75	0.29		0.74	1.03	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.32, $0.21, $0.34, $0.25, $0.39 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratio would have been 2.01%, 1.40%, 2.08%, 1.59%, 2.40% and 2.48% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.75	10.92%	$257,057	1.24%	0.93%		1.39%	5%
14.24	(1.83)	216,932	1.31	1.62		1.49	11
14.75	(1.89)	224,370	1.31	1.50		1.59	13
15.25	(2.06)	186,242	1.31	2.34	(f)	1.45	6
15.92	20.85	188,590	1.30	1.33		1.47	8
13.36	7.70	98,274	1.30	1.72		1.51	5

14.93	10.70	23,139	1.74	0.33		1.94	5
13.50	(2.31)	22,235	1.81	0.97		2.06	11
14.02	(2.36)	28,313	1.81	1.02		2.05	13
14.52	(2.59)	26,299	1.81	1.73	(f)	1.95	6
15.20	20.25	23,655	1.80	0.83		1.97	8
12.78	7.16	17,873	1.80	1.31		2.01	5

15.98	11.03	112,377	0.99	1.14		1.15	5
14.45	(1.50)	94,362	1.06	1.69		1.24	11
14.95	(1.66)	522,402	1.06	1.84		1.19	13
15.45	(1.88)	494,344	1.06	2.41	(f)	1.20	6
16.13	21.23	434,316	1.05	1.51		1.22	8
13.52	7.91	210,375	1.05	2.02		1.25	5

15.68	10.84	1,533	1.49	0.61		1.84	5
14.17	(2.08)	1,461	1.56	1.28		1.95	11
14.69	(2.14)	1,203	1.56	1.28		1.92	13
15.19	(2.33)	1,405	1.56	1.92	(f)	1.70	6
15.87	20.58	1,230	1.55	0.78		1.72	8
13.31	7.45	721	1.55	1.16		1.74	5

16.00	11.09	19,619	0.84	0.84		0.94	5
14.47	(1.34)	58,836	0.86	1.93		1.02	11
14.97	(1.42)	57,500	0.86	1.88		1.06	13
15.46	(1.65)	95,749	0.86	2.73	(f)	1.00	6
16.13	21.42	106,963	0.85	1.79		1.02	8
13.52	8.19	63,767	0.85	2.24		1.05	5

16.00	11.23	3,274,685	0.74	1.36		0.81	5
14.46	(1.36)	3,030,640	0.81	2.05		0.91	11
14.97	(1.37)	2,088,835	0.80	2.03		0.91	13
15.46	(1.60)	1,681,788	0.81	2.81	(f)	0.95	6
16.13	21.47	1,248,489	0.80	1.85		0.97	8
13.52	8.23	682,861	0.80	2.26		1.00	5

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Equity Income Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$14.38	$0.23		$1.01	$1.24	$(0.26)	$—	$(0.26)
Year Ended October 31, 2016	15.66	0.45	(f)	(1.01)	(0.56)	(0.46)	(0.26)	(0.72)
Year Ended October 31, 2015	16.41	0.39	(f)	(0.33)	0.06	(0.65)	(0.16)	(0.81)
Year Ended October 31, 2014	16.67	0.91	(g)	(0.38)	0.53	(0.66)	(0.13)	(0.79)
Year Ended October 31, 2013	14.12	0.43		2.55	2.98	(0.41)	(0.02)	(0.43)
Year Ended October 31, 2012	13.37	0.31		0.88	1.19	(0.44)	—	(0.44)

Class C
Six Months Ended April 30, 2017 (Unaudited)	14.30	0.20		1.00	1.20	(0.24)	—	(0.24)
Year Ended October 31, 2016	15.59	0.38	(f)	(1.01)	(0.63)	(0.40)	(0.26)	(0.66)
Year Ended October 31, 2015	16.36	0.39	(f)	(0.42)	(0.03)	(0.58)	(0.16)	(0.74)
Year Ended October 31, 2014	16.63	0.84	(g)	(0.40)	0.44	(0.58)	(0.13)	(0.71)
Year Ended October 31, 2013	14.11	0.34		2.55	2.89	(0.35)	(0.02)	(0.37)
Year Ended October 31, 2012	13.35	0.36		0.77	1.13	(0.37)	—	(0.37)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	14.41	0.29		0.98	1.27	(0.28)	—	(0.28)
Year Ended October 31, 2016	15.70	0.46	(f)	(0.98)	(0.52)	(0.51)	(0.26)	(0.77)
Year Ended October 31, 2015	16.45	0.49	(f)	(0.37)	0.12	(0.71)	(0.16)	(0.87)
Year Ended October 31, 2014	16.71	0.96	(g)	(0.40)	0.56	(0.69)	(0.13)	(0.82)
Year Ended October 31, 2013	14.14	0.47		2.55	3.02	(0.43)	(0.02)	(0.45)
Year Ended October 31, 2012	13.37	0.47		0.76	1.23	(0.46)	—	(0.46)

Class R2
Six Months Ended April 30, 2017 (Unaudited)	14.36	0.22		1.00	1.22	(0.25)	—	(0.25)
Year Ended October 31, 2016	15.65	0.39	(f)	(0.98)	(0.59)	(0.44)	(0.26)	(0.70)
Year Ended October 31, 2015	16.41	0.61	(f)	(0.60)	0.01	(0.61)	(0.16)	(0.77)
Year Ended October 31, 2014	16.67	0.87	(g)	(0.39)	0.48	(0.61)	(0.13)	(0.74)
Year Ended October 31, 2013	14.12	0.40		2.54	2.94	(0.37)	(0.02)	(0.39)
Year Ended October 31, 2012	13.36	0.40		0.76	1.16	(0.40)	—	(0.40)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	14.42	0.30		0.97	1.27	(0.28)	—	(0.28)
Year Ended October 31, 2016	15.70	0.49	(f)	(0.98)	(0.49)	(0.53)	(0.26)	(0.79)
Year Ended October 31, 2015	16.46	0.76	(f)	(0.63)	0.13	(0.73)	(0.16)	(0.89)
Year Ended October 31, 2014	16.72	0.99	(g)	(0.39)	0.60	(0.73)	(0.13)	(0.86)
Year Ended October 31, 2013	14.15	0.51		2.54	3.05	(0.46)	(0.02)	(0.48)
Year Ended October 31, 2012	13.38	0.50		0.76	1.26	(0.49)	—	(0.49)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	14.41	0.28		1.00	1.28	(0.29)	—	(0.29)
Year Ended October 31, 2016	15.69	0.51	(f)	(0.99)	(0.48)	(0.54)	(0.26)	(0.80)
January 30, 2015 (h) through October 31, 2015	15.82	0.69	(f)	(0.41)	0.28	(0.41)	—	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.66, $0.59, $0.71, $0.62 and $0.74 for Class A, Class C, Class I, Class R2 and Class R5, respectively, and the net investment income (loss) ratio would have been 3.94%, 3.53%, 4.25%, 3.74% and 4.44% for Class A, Class C, Class I, Class R2 and Class R5, respectively.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.36	8.69%	$74,610	1.25%	3.13%		1.57%	42%
14.38	(3.60)	66,722	1.24	3.06	(f)	1.57	162
15.66	0.29	66,499	1.25	2.42	(f)	1.67	238
16.41	3.18	74,652	1.25	5.44	(g)	1.67	138
16.67	21.40	49,118	1.24	2.77		1.82	63
14.12	9.09	9,003	1.25	2.21		2.31	52

15.26	8.42	13,128	1.74	2.70		2.10	42
14.30	(4.09)	11,754	1.75	2.59	(f)	2.12	162
15.59	(0.23)	8,649	1.75	2.45	(f)	2.20	238
16.36	2.67	3,530	1.75	5.03	(g)	2.17	138
16.63	20.74	1,957	1.74	2.16		2.32	63
14.11	8.66	646	1.75	2.69		2.95	52

15.40	8.87	85,893	0.90	3.89		1.32	42
14.41	(3.31)	54,642	0.89	3.13	(f)	1.31	162
15.70	0.66	35,177	0.91	3.00	(f)	1.41	238
16.45	3.39	34,719	1.00	5.75	(g)	1.42	138
16.71	21.73	55,485	0.99	3.04		1.59	63
14.14	9.43	27,292	1.00	3.44		2.20	52

15.33	8.56	472	1.49	3.05		1.85	42
14.36	(3.84)	316	1.49	2.66	(f)	2.39	162
15.65	(0.01)	52	1.50	3.74	(f)	1.89	238
16.41	2.90	574	1.50	5.24	(g)	1.92	138
16.67	21.12	558	1.49	2.60		2.11	63
14.12	8.87	461	1.50	2.95		2.70	52

15.41	8.91	1,637	0.80	4.09		1.09	42
14.42	(3.14)	700	0.79	3.33	(f)	1.29	162
15.70	0.71	19	0.80	4.59	(f)	1.16	238
16.46	3.60	587	0.80	5.94	(g)	1.22	138
16.72	21.94	566	0.79	3.31		1.41	63
14.15	9.62	465	0.80	3.65		2.00	52

15.40	8.95	132	0.75	3.76		1.10	42
14.41	(3.09)	21	0.75	3.48	(f)	3.06	162
15.69	1.66	21	0.75	5.70	(f)	1.15	238

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
International Opportunities Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$13.77	$0.10	$1.58	$1.68	$(0.42)
Year Ended October 31, 2016	14.48	0.25	(0.93)	(0.68)	(0.03)
Year Ended October 31, 2015	14.80	0.20	(0.23)	(0.03)	(0.29)
Year Ended October 31, 2014	15.25	0.36	(0.69)	(0.33)	(0.12)
Year Ended October 31, 2013	12.45	0.25	2.83	3.08	(0.28)
Year Ended October 31, 2012	12.00	0.23	0.56	0.79	(0.34)

Class C
Six Months Ended April 30, 2017 (Unaudited)	13.30	0.05	1.54	1.59	(0.35)
Year Ended October 31, 2016	14.04	0.14	(0.88)	(0.74)	— (f)
Year Ended October 31, 2015	14.41	0.10	(0.19)	(0.09)	(0.28)
Year Ended October 31, 2014	14.88	0.27	(0.66)	(0.39)	(0.08)
Year Ended October 31, 2013	12.15	0.16	2.77	2.93	(0.20)
Year Ended October 31, 2012	11.65	0.18	0.55	0.73	(0.23)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	14.00	0.12	1.58	1.70	(0.47)
Year Ended October 31, 2016	14.68	0.28	(0.93)	(0.65)	(0.03)
Year Ended October 31, 2015	15.06	0.25	(0.24)	0.01	(0.39)
Year Ended October 31, 2014	15.50	0.40	(0.69)	(0.29)	(0.15)
Year Ended October 31, 2013	12.64	0.29	2.87	3.16	(0.30)
Year Ended October 31, 2012	12.15	0.28	0.56	0.84	(0.35)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	14.05	0.13	1.61	1.74	(0.51)
Year Ended October 31, 2016	14.75	0.32	(0.92)	(0.60)	(0.10)
Year Ended October 31, 2015	15.13	0.26	(0.21)	0.05	(0.43)
Year Ended October 31, 2014	15.57	0.44	(0.70)	(0.26)	(0.18)
Year Ended October 31, 2013	12.69	0.32	2.88	3.20	(0.32)
Year Ended October 31, 2012	12.20	0.31	0.56	0.87	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.03	12.51%	$204,929	1.23%	1.39%	1.25%	29%
13.77	(4.69)	171,940	1.29	1.83	1.29	48
14.48	(0.15)	155,397	1.31	1.34	1.43	43
14.80	(2.18)	110,667	1.23	2.39	1.24	55
15.25	25.09	123,807	1.25	1.78	1.26	36
12.45	6.95	67,472	1.29	1.91	1.30	45

14.54	12.21	1,484	1.73	0.75	1.87	29
13.30	(5.26)	1,565	1.89	1.06	1.91	48
14.04	(0.63)	1,743	1.83	0.70	1.83	43
14.41	(2.65)	1,441	1.73	1.80	1.74	55
14.88	24.41	1,109	1.75	1.19	1.76	36
12.15	6.47	531	1.79	1.55	1.80	45

15.23	12.52	47,653	0.98	1.64	1.02	29
14.00	(4.40)	23,999	1.05	1.99	1.05	48
14.68	0.13	24,548	1.00	1.71	1.01	43
15.06	(1.91)	47,581	0.98	2.55	0.99	55
15.50	25.38	47,743	0.99	2.04	1.01	36
12.64	7.28	33,029	1.04	2.35	1.05	45

15.28	12.74	2,717,685	0.71	1.81	0.71	29
14.05	(4.09)	2,522,883	0.71	2.29	0.71	48
14.75	0.41	2,003,409	0.71	1.75	0.72	43
15.13	(1.67)	1,539,613	0.73	2.82	0.74	55
15.57	25.71	1,204,314	0.75	2.27	0.76	36
12.69	7.59	692,117	0.79	2.58	0.79	45

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Research Enhanced Equity Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$15.54	$0.16		$1.75	$1.91	$(0.35)	$—	$(0.35)
Year Ended October 31, 2016	16.54	0.40	(f)	(0.89)	(0.49)	(0.36)	(0.15)	(0.51)
Year Ended October 31, 2015	20.38	0.43		(0.60)	(0.17)	(0.40)	(3.27)	(3.67)
Year Ended October 31, 2014	21.20	0.47		(0.56)	(0.09)	(0.39)	(0.34)	(0.73)
Year Ended October 31, 2013	17.24	0.38		4.00	4.38	(0.42)	—	(0.42)
Year Ended October 31, 2012	16.83	0.37		0.45	0.82	(0.41)	—	(0.41)

Class C
Six Months Ended April 30, 2017 (Unaudited)	14.88	0.12		1.67	1.79	(0.26)	—	(0.26)
Year Ended October 31, 2016	15.85	0.31	(f)	(0.85)	(0.54)	(0.28)	(0.15)	(0.43)
Year Ended October 31, 2015	19.68	0.33		(0.58)	(0.25)	(0.31)	(3.27)	(3.58)
Year Ended October 31, 2014	20.51	0.36		(0.56)	(0.20)	(0.29)	(0.34)	(0.63)
Year Ended October 31, 2013	16.68	0.27		3.86	4.13	(0.30)	—	(0.30)
Year Ended October 31, 2012	16.27	0.25		0.44	0.69	(0.28)	—	(0.28)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	15.68	0.19		1.76	1.95	(0.40)	—	(0.40)
Year Ended October 31, 2016	16.70	0.46	(f)	(0.92)	(0.46)	(0.41)	(0.15)	(0.56)
Year Ended October 31, 2015	20.54	0.48		(0.60)	(0.12)	(0.45)	(3.27)	(3.72)
Year Ended October 31, 2014	21.36	0.52		(0.56)	(0.04)	(0.44)	(0.34)	(0.78)
Year Ended October 31, 2013	17.36	0.40		4.06	4.46	(0.46)	—	(0.46)
Year Ended October 31, 2012	16.96	0.41		0.45	0.86	(0.46)	—	(0.46)

Class R2
Six Months Ended April 30, 2017 (Unaudited)	15.19	0.14		1.71	1.85	(0.36)	—	(0.36)
Year Ended October 31, 2016	16.21	0.31	(f)	(0.84)	(0.53)	(0.34)	(0.15)	(0.49)
Year Ended October 31, 2015	20.07	0.37		(0.58)	(0.21)	(0.38)	(3.27)	(3.65)
Year Ended October 31, 2014	20.91	0.40		(0.54)	(0.14)	(0.36)	(0.34)	(0.70)
Year Ended October 31, 2013	17.03	0.35		3.92	4.27	(0.39)	—	(0.39)
Year Ended October 31, 2012	16.66	0.32		0.45	0.77	(0.40)	—	(0.40)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate

$17.10	12.49%	$71,210	0.59%	2.06%		0.98%	9%
15.54	(2.94)	69,626	0.60	2.60	(f)	1.02	24
16.54	(0.29)	82,667	0.60	2.51		0.99	39
20.38	(0.40)	96,325	0.59	2.23		1.10	63
21.20	25.84	108,193	0.75	2.04		1.35	51
17.24	5.16	96,191	1.07	2.27		1.31	19

16.41	12.20	12,585	1.09	1.53		1.47	9
14.88	(3.41)	13,507	1.10	2.14	(f)	1.55	24
15.85	(0.77)	18,423	1.10	2.01		1.52	39
19.68	(0.93)	20,724	1.09	1.75		1.60	63
20.51	25.09	21,802	1.30	1.49		1.85	51
16.68	4.43	16,291	1.79	1.57		1.81	19

17.23	12.66	1,619,251	0.35	2.37		0.59	9
15.68	(2.72)	1,241,856	0.34	2.98	(f)	0.59	24
16.70	0.00 (g)	779,908	0.35	2.79		0.60	39
20.54	(0.16)	562,180	0.34	2.45		0.84	63
21.36	26.18	464,273	0.53	2.10		1.09	51
17.36	5.40	469,065	0.82	2.51		1.06	19

16.68	12.40	12,898	0.84	1.86		1.37	9
15.19	(3.22)	10,222	0.84	2.08	(f)	1.34	24
16.21	(0.50)	3,331	0.85	2.22		1.41	39
20.07	(0.66)	2,521	0.84	1.95		1.33	63
20.91	25.52	1,957	0.95	1.88		1.61	51
17.03	4.94	786	1.32	1.97		1.56	19

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$17.24	$0.04	(e)	$1.91	$1.95	$(0.35)	$—	$(0.35)
Year Ended October 31, 2016	17.61	0.22	(e)(f)	(0.55)	(0.33)	(0.04)	—	(0.04)
Year Ended October 31, 2015	18.59	0.09	(e)(f)	0.39	0.48	(0.17)	(1.29)	(1.46)
Year Ended October 31, 2014	20.59	0.13	(g)	(0.65)	(0.52)	(0.17)	(1.31)	(1.48)
Year Ended October 31, 2013	17.28	0.15		3.62	3.77	(0.11)	(0.35)	(0.46)
November 30, 2011 (i) through October 31, 2012	15.00	0.17		2.11	2.28	—	—	—

Class C
Six Months Ended April 30, 2017 (Unaudited)	17.04	(0.02	)(e)	1.91	1.89	(0.25)	—	(0.25)
Year Ended October 31, 2016	17.45	0.13	(e)(f)	(0.53)	(0.40)	(0.01)	—	(0.01)
Year Ended October 31, 2015	18.44	(0.02	)(e)(f)	0.39	0.37	(0.07)	(1.29)	(1.36)
Year Ended October 31, 2014	20.47	0.09	(g)	(0.69)	(0.60)	(0.12)	(1.31)	(1.43)
Year Ended October 31, 2013	17.20	0.07		3.59	3.66	(0.04)	(0.35)	(0.39)
November 30, 2011 (i) through October 31, 2012	15.00	0.10		2.10	2.20	—	—	—

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	17.45	0.08	(e)	1.92	2.00	(0.40)	—	(0.40)
Year Ended October 31, 2016	17.71	0.24	(e)(f)	(0.50)	(0.26)	—	—	—
Year Ended October 31, 2015	18.67	0.15	(e)(f)	0.38	0.53	(0.20)	(1.29)	(1.49)
Year Ended October 31, 2014	20.64	0.21	(g)	(0.67)	(0.46)	(0.20)	(1.31)	(1.51)
Year Ended October 31, 2013	17.32	0.21		3.60	3.81	(0.14)	(0.35)	(0.49)
November 30, 2011 (i) through October 31, 2012	15.00	0.21		2.11	2.32	—	—	—

Class R2
Six Months Ended April 30, 2017 (Unaudited)	17.21	—	(e)(j)	1.93	1.93	(0.30)	—	(0.30)
Year Ended October 31, 2016	17.57	0.15	(e)(f)	(0.51)	(0.36)	—	—	—
Year Ended October 31, 2015	18.55	0.03	(e)(f)	0.39	0.42	(0.11)	(1.29)	(1.40)
Year Ended October 31, 2014	20.53	0.12	(g)	(0.68)	(0.56)	(0.11)	(1.31)	(1.42)
Year Ended October 31, 2013	17.24	0.12		3.59	3.71	(0.07)	(0.35)	(0.42)
November 30, 2011 (i) through October 31, 2012	15.00	0.14		2.10	2.24	—	—	—

Class R5
Six Months Ended April 30, 2017 (Unaudited)	17.44	0.06	(e)	1.95	2.01	(0.42)	—	(0.42)
Year Ended October 31, 2016	17.75	0.27	(e)(f)	(0.52)	(0.25)	(0.06)	—	(0.06)
Year Ended October 31, 2015	18.72	0.16	(e)(f)	0.39	0.55	(0.23)	(1.29)	(1.52)
Year Ended October 31, 2014	20.69	0.24	(g)	(0.67)	(0.43)	(0.23)	(1.31)	(1.54)
Year Ended October 31, 2013	17.35	0.25		3.61	3.86	(0.17)	(0.35)	(0.52)
November 30, 2011 (i) through October 31, 2012	15.00	0.24		2.11	2.35	—	—	—

Class R6
Six Months Ended April 30, 2017 (Unaudited)	17.45	0.08	(e)	1.93	2.01	(0.43)	—	(0.43)
Year Ended October 31, 2016	17.76	0.29	(e)(f)	(0.52)	(0.23)	(0.08)	—	(0.08)
Year Ended October 31, 2015	18.73	(0.01	)(e)(f)	0.57	0.56	(0.24)	(1.29)	(1.53)
Year Ended October 31, 2014	20.70	0.25	(g)	(0.67)	(0.42)	(0.24)	(1.31)	(1.55)
Year Ended October 31, 2013	17.36	0.26		3.61	3.87	(0.18)	(0.35)	(0.53)
November 30, 2011 (i) through October 31, 2012	15.00	0.25		2.11	2.36	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.10, $0.06, $0.17, $0.08, $0.20 and $0.22 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively and the net investment income (loss) ratio would have been 0.80%, 0.37%, 0.99%, 0.48%, 1.18% and 1.23% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(i)	Commencement of operations.
(j)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)

$18.84	11.54%	$26,032	1.24%		0.48%		1.57%		24%
17.24	(1.86)	14,034	1.24		1.28	(f)	1.61		51
17.61	3.04	5,824	1.24		0.49	(f)	2.31		42
18.59	(2.47)	351	1.32		0.98	(g)	5.09		63
20.59	22.23	83	1.32	(h)	0.89	(h)	7.99	(h)	65
17.28	15.20	58	1.32	(h)	1.17	(h)	6.99	(h)	40

18.68	11.29	5,735	1.74		(0.20)		2.09		24
17.04	(2.28)	4,626	1.74		0.75	(f)	2.14		51
17.45	2.39	3,439	1.74		(0.12	)(f)	2.79		42
18.44	(2.91)	137	1.82		0.55	(g)	6.19		63
20.47	21.61	76	1.82	(h)	0.40	(h)	8.35	(h)	65
17.20	14.67	57	1.82	(h)	0.67	(h)	7.47	(h)	40

19.05	11.76	30,034	0.89		0.94		1.28		24
17.45	(1.47)	9,929	0.89		1.41	(f)	1.35		51
17.71	3.29	59,858	0.89		0.83	(f)	1.84		42
18.67	(2.18)	3,868	1.07		1.17	(g)	5.55		63
20.64	22.49	3,925	1.07	(h)	1.17	(h)	7.52	(h)	65
17.32	15.47	3,175	1.07	(h)	1.42	(h)	6.74	(h)	40

18.84	11.43	22	1.49		0.02		1.95		24
17.21	(2.05)	20	1.49		0.87	(f)	4.37		51
17.57	2.67	20	1.51		0.19	(f)	5.11		42
18.55	(2.68)	68	1.57		0.66	(g)	6.05		63
20.53	21.92	70	1.57	(h)	0.67	(h)	8.01	(h)	65
17.24	14.93	57	1.57	(h)	0.92	(h)	7.23	(h)	40

19.03	11.81	22	0.80		0.72		1.24		24
17.44	(1.38)	20	0.80		1.57	(f)	3.59		51
17.75	3.43	20	0.81		0.89	(f)	4.43		42
18.72	(1.99)	70	0.87		1.36	(g)	5.34		63
20.69	22.76	71	0.87	(h)	1.37	(h)	7.31	(h)	65
17.35	15.67	58	0.87	(h)	1.62	(h)	6.54	(h)	40

19.03	11.80	112,514	0.75		0.88		0.99		24
17.45	(1.29)	81,146	0.74		1.70	(f)	1.02		51
17.76	3.48	5,335	0.74		(0.05	)(f)	2.87		42
18.73	(1.95)	70	0.82		1.41	(g)	5.29		63
20.70	22.80	71	0.82	(h)	1.42	(h)	7.26	(h)	65
17.36	15.73	58	0.82	(h)	1.67	(h)	6.49	(h)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
International Value Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$12.23	$0.08		$1.41	$1.49	$(0.69)
Year Ended October 31, 2016	13.02	0.23		(0.88)	(0.65)	(0.14)
Year Ended October 31, 2015	14.14	0.18	(f)	(0.83)	(0.65)	(0.47)
Year Ended October 31, 2014	15.02	0.47	(f)(g)	(1.07)	(0.60)	(0.28)
Year Ended October 31, 2013	12.18	0.22		2.91	3.13	(0.29)
Year Ended October 31, 2012	12.05	0.31		0.21	0.52	(0.39)

Class C
Six Months Ended April 30, 2017 (Unaudited)	11.88	0.05		1.36	1.41	(0.67)
Year Ended October 31, 2016	12.65	0.17		(0.87)	(0.70)	(0.07)
Year Ended October 31, 2015	13.72	0.10	(f)	(0.78)	(0.68)	(0.39)
Year Ended October 31, 2014	14.61	0.38	(f)(g)	(1.05)	(0.67)	(0.22)
Year Ended October 31, 2013	11.84	0.16		2.83	2.99	(0.22)
Year Ended October 31, 2012	11.72	0.25		0.19	0.44	(0.32)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	12.57	0.10		1.44	1.54	(0.78)
Year Ended October 31, 2016	13.37	0.28		(0.91)	(0.63)	(0.17)
Year Ended October 31, 2015	14.48	0.23	(f)	(0.84)	(0.61)	(0.50)
Year Ended October 31, 2014	15.19	0.45	(f)(g)	(1.04)	(0.59)	(0.12)
Year Ended October 31, 2013	12.31	0.27		2.93	3.20	(0.32)
Year Ended October 31, 2012	12.19	0.34		0.21	0.55	(0.43)

Class L (formerly Institutional Class)
Six Months Ended April 30, 2017 (Unaudited)	12.50	0.10		1.45	1.55	(0.79)
Year Ended October 31, 2016	13.29	0.31		(0.93)	(0.62)	(0.17)
Year Ended October 31, 2015	14.41	0.23	(f)	(0.83)	(0.60)	(0.52)
Year Ended October 31, 2014	15.29	0.53	(f)(g)	(1.09)	(0.56)	(0.32)
Year Ended October 31, 2013	12.38	0.29		2.95	3.24	(0.33)
Year Ended October 31, 2012	12.26	0.36		0.20	0.56	(0.44)

Class R2
Six Months Ended April 30, 2017 (Unaudited)	12.04	0.07		1.38	1.45	(0.68)
Year Ended October 31, 2016	12.83	0.19		(0.87)	(0.68)	(0.11)
Year Ended October 31, 2015	13.93	0.14	(f)	(0.81)	(0.67)	(0.43)
Year Ended October 31, 2014	14.78	0.42	(f)(g)	(1.05)	(0.63)	(0.22)
Year Ended October 31, 2013	11.99	0.18		2.88	3.06	(0.27)
Year Ended October 31, 2012	11.86	0.28		0.19	0.47	(0.34)

Class R5
Six Months Ended April 30, 2017 (Unaudited)	12.51	0.11		1.42	1.53	(0.82)
September 9, 2016 (h) through October 31, 2016	12.55	0.03		(0.07)	(0.04)	—

Class R6
Six Months Ended April 30, 2017 (Unaudited)	12.51	0.12		1.42	1.54	(0.82)
Year Ended October 31, 2016	13.31	0.37		(0.96)	(0.59)	(0.21)
Year Ended October 31, 2015	14.42	0.18	(f)	(0.76)	(0.58)	(0.53)
Year Ended October 31, 2014	15.29	0.54	(f)(g)	(1.09)	(0.55)	(0.32)
Year Ended October 31, 2013	12.38	0.30		2.96	3.26	(0.35)
Year Ended October 31, 2012	12.26	0.37		0.21	0.58	(0.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.39, $0.30, $0.37, $0.45, $0.34 and $0.46 for Class A, Class C, Class I, Class L, Class R2 and Class R6, respectively and the net investment income (loss) ratio would have been 2.67%, 2.13%, 2.44%, 2.99%, 2.39% and 3.06% for Class A, Class C, Class I, Class L, Class R2 and Class R6, respectively.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.03	12.66%	$294,864	1.33%	1.34%		1.42%	16%
12.23	(5.01)	573,449	1.35	1.91		1.43	61
13.02	(4.63)	695,251	1.35	1.31	(f)	1.45	74
14.14	(4.09)	491,010	1.33	3.19	(f)(g)	1.36	59
15.02	26.13	221,077	1.33	1.66		1.35	66
12.18	4.64	124,691	1.35	2.66		1.37	62

12.62	12.35	22,320	1.83	0.79		1.93	16
11.88	(5.54)	24,453	1.85	1.43		1.91	61
12.65	(5.01)	31,296	1.85	0.79	(f)	1.90	74
13.72	(4.64)	31,176	1.83	2.65	(f)(g)	1.86	59
14.61	25.58	22,682	1.83	1.19		1.85	66
11.84	4.04	14,311	1.85	2.23		1.87	62

13.33	12.75	151,737	1.04	1.62		1.05	16
12.57	(4.74)	157,867	1.01	2.28		1.02	61
13.37	(4.28)	233,045	1.03	1.62	(f)	1.03	74
14.48	(3.90)	300,712	1.08	2.96	(f)(g)	1.10	59
15.19	26.46	1,634,392	1.09	1.99		1.10	66
12.31	4.87	1,458,864	1.10	2.92		1.12	62

13.26	12.89	323,408	0.87	1.57		0.87	16
12.50	(4.63)	523,251	0.90	2.53		0.91	61
13.29	(4.23)	1,480,321	0.95	1.63	(f)	0.99	74
14.41	(3.75)	2,932,420	0.93	3.51	(f)(g)	0.96	59
15.29	26.72	1,087,334	0.94	2.08		0.95	66
12.38	5.00	639,798	0.94	3.03		0.97	62

12.81	12.48	1,276	1.59	1.11		1.85	16
12.04	(5.28)	1,182	1.59	1.65		1.91	61
12.83	(4.84)	1,929	1.60	1.01	(f)	2.01	74
13.93	(4.33)	1,768	1.58	2.91	(f)(g)	1.61	59
14.78	25.91	1,249	1.59	1.39		1.60	66
11.99	4.27	881	1.60	2.43		1.62	62

13.22	12.80	23	0.91	1.77		0.92	16
12.51	(0.32)	20	0.79	1.52		0.79	61

13.23	12.90	31,229	0.77	1.91		0.77	16
12.51	(4.45)	27,998	0.72	3.00		0.73	61
13.31	(4.04)	2,354	0.73	1.32	(f)	0.73	74
14.42	(3.64)	30,992	0.83	3.58	(f)(g)	0.84	59
15.29	26.84	107,313	0.84	2.12		0.85	66
12.38	5.11	25,945	0.84	3.06		0.87	62

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Intrepid International Fund
Class A
Six Months Ended April 30, 2017 (Unaudited)	$18.44	$0.17		$1.85	$2.02	$(0.38)
Year Ended October 31, 2016	19.36	0.40	(f)	(0.99)	(0.59)	(0.33)
Year Ended October 31, 2015	19.49	0.34	(f)	(0.26)	0.08	(0.21)
Year Ended October 31, 2014	19.79	0.39	(f)	(0.45)	(0.06)	(0.24)
Year Ended October 31, 2013	15.90	0.25		3.88	4.13	(0.24)
Year Ended October 31, 2012	15.32	0.25		0.49	0.74	(0.16)

Class C
Six Months Ended April 30, 2017 (Unaudited)	18.57	0.10		1.89	1.99	(0.26)
Year Ended October 31, 2016	19.52	0.28	(f)	(0.97)	(0.69)	(0.26)
Year Ended October 31, 2015	19.63	0.23	(f)	(0.24)	(0.01)	(0.10)
Year Ended October 31, 2014	19.92	0.36	(f)	(0.52)	(0.16)	(0.13)
Year Ended October 31, 2013	16.00	0.17		3.90	4.07	(0.15)
Year Ended October 31, 2012	15.36	0.18		0.50	0.68	(0.04)

Class I (formerly Select Class)
Six Months Ended April 30, 2017 (Unaudited)	19.20	0.21		1.92	2.13	(0.47)
Year Ended October 31, 2016	20.13	0.46	(f)	(1.01)	(0.55)	(0.38)
Year Ended October 31, 2015	20.22	0.42	(f)	(0.26)	0.16	(0.25)
Year Ended October 31, 2014	20.51	0.51	(f)	(0.53)	(0.02)	(0.27)
Year Ended October 31, 2013	16.46	0.31		4.01	4.32	(0.27)
Year Ended October 31, 2012	15.85	0.30		0.51	0.81	(0.20)

Class R2
Six Months Ended April 30, 2017 (Unaudited)	18.29	0.13		1.85	1.98	(0.36)
Year Ended October 31, 2016	19.21	0.36	(f)	(1.01)	(0.65)	(0.27)
Year Ended October 31, 2015	19.31	0.38	(f)	(0.34)	0.04	(0.14)
Year Ended October 31, 2014	19.61	0.40	(f)	(0.53)	(0.13)	(0.17)
Year Ended October 31, 2013	15.74	0.20		3.86	4.06	(0.19)
Year Ended October 31, 2012	15.21	0.19		0.50	0.69	(0.16)

Class R6
Six Months Ended April 30, 2017 (Unaudited)	18.91	0.21		1.90	2.11	(0.48)
Year Ended October 31, 2016	19.84	0.49	(f)	(1.01)	(0.52)	(0.41)
May 29, 2015 (g) through October 31, 2015	21.08	0.12	(f)	(1.36)	(1.24)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$20.08	11.14%	$199,735	1.21%	1.80%		1.22%	30%
18.44	(3.07)	164,327	1.25	2.21	(f)	1.29	38
19.36	0.45	152,834	1.29	1.75	(f)	1.49	33
19.49	(0.33)	101,114	1.39	1.96	(f)	1.46	48
19.79	26.25	60,135	1.47	1.42		1.54	49
15.90	4.97	32,231	1.50	1.65		1.62	46

20.30	10.83	1,914	1.75	1.07		1.83	30
18.57	(3.56)	2,287	1.75	1.52	(f)	1.87	38
19.52	(0.05)	2,789	1.78	1.17	(f)	1.91	33
19.63	(0.84)	1,318	1.89	1.79	(f)	1.96	48
19.92	25.60	1,131	1.98	0.94		2.04	49
16.00	4.45	875	2.00	1.18		2.12	46

20.86	11.33	49,895	0.90	2.10		1.00	30
19.20	(2.73)	16,363	0.90	2.44	(f)	1.08	38
20.13	0.80	19,292	0.97	2.04	(f)	1.12	33
20.22	(0.13)	15,963	1.14	2.47	(f)	1.21	48
20.51	26.56	13,916	1.23	1.68		1.29	49
16.46	5.24	9,467	1.25	1.94		1.37	46

19.91	10.99	536	1.49	1.41		1.59	30
18.29	(3.36)	503	1.50	2.02	(f)	1.75	38
19.21	0.24	227	1.52	1.91	(f)	1.69	33
19.31	(0.66)	98	1.64	2.03	(f)	1.71	48
19.61	26.02	98	1.72	1.16		1.79	49
15.74	4.64	81	1.75	1.29		1.87	46

20.54	11.44	2,670,673	0.71	2.17		0.71	30
18.91	(2.59)	2,487,086	0.71	2.65	(f)	0.72	38
19.84	(5.88)	1,854,941	0.73	1.47	(f)	0.74	33

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 13 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Emerging Economies Fund	Class A, Class C, Class I*, Class R5 and Class R6	JPM I	Diversified
Emerging Markets Equity Fund	Class A, Class C, Class I*, Class L**, Class R5*** and Class R6	JPM I	Diversified
Emerging Markets Equity Income Fund	Class A, Class C, Class I*, Class R5 and Class R6	JPM I	Diversified
Global Research Enhanced Index Fund	Class A, Class C, Class I* and Class R2	JPM I	Diversified
Global Unconstrained Equity Fund	Class A, Class C, Class I*, Class R2, Class R5 and Class R6	JPM I	Diversified
International Discovery Fund	Class A, Class C, Class I*, Class R5 and Class R6	JPM I	Diversified
International Equity Fund	Class A, Class C, Class I*, Class R2, Class R5 and Class R6	JPM I	Diversified
International Equity Income Fund	Class A, Class C, Class I*, Class R2, Class R5 and Class R6	JPM I	Diversified
International Opportunities Fund	Class A, Class C, Class I*, Class R6 and Institutional****	JPM I	Diversified
International Research Enhanced Equity Fund	Class A, Class C, Class I* and Class R2	JPM II	Diversified
International Unconstrained Equity Fund	Class A, Class C, Class I*, Class R2, Class R5 and Class R6	JPM I	Diversified
International Value Fund	Class A, Class C, Class I*, Class L**, Class R2, Class R5*** and Class R6	JPM I	Diversified
Intrepid International Fund	Class A, Class C, Class I*, Class R2, Class R6 and Institutional****	JPM I	Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.
**	Effective December 1, 2016, Institutional Class was renamed Class L and is publicly offered on a limited basis.
***	Class R5 Shares commenced operations on September 9, 2016, for Emerging Markets Equity Fund and International Value Fund.
****	Effective December 1, 2016, Institutional Class was renamed Class L and subsequently liquidated on December 8, 2016.

As of April 30, 2017, Class A, Class C and Class R2 Shares of Global Research Enhanced Index Fund and Class R2 shares of the Global Unconstrained Equity Fund were not publicly offered for investment.

The investment objective of Emerging Economies Fund is to seek long-term capital growth.

The investment objective of Emerging Markets Equity Fund is to seek to provide high total return from a portfolio of equity securities from emerging markets issuers.

The investment objective of Emerging Markets Equity Income Fund and the International Equity Income Fund is to seek to provide both current income and long-term capital appreciation.

The investment objective of Global Research Enhanced Index Fund, Global Unconstrained Equity Fund, International Discovery Fund, International Research Enhanced Equity Fund and International Unconstrained Equity Fund is to seek to provide long-term capital appreciation.

The investment objective of International Equity Fund is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of International Opportunities Fund is to seek to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

The investment objective of International Value Fund is to seek to provide high total return from a portfolio of foreign company equity securities.

The investment objective of Intrepid International Fund is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R5 and Class R6 Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated in to a single service fee. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years.

148	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$145,406	$—	$—	$145,406
China	58,469	352,223	—	410,692
Hong Kong	—	51,724	—	51,724
Hungary	—	27,669	—	27,669
India	—	58,011	—	58,011
Indonesia	—	13,805	—	13,805
Malaysia	—	23,510	—	23,510
Mexico	10,989	—	—	10,989
Panama	26,498	—	—	26,498
Poland	—	47,754	—	47,754
Qatar	—	8,821	—	8,821
Russia	52,717	96,529	—	149,246
South Africa	5,839	41,608	—	47,447
South Korea	—	317,972	—	317,972
Taiwan	37,542	226,740	—	264,282
Thailand	—	86,275	—	86,275
Turkey	—	80,577	—	80,577
United Arab Emirates	—	22,918	—	22,918
Vietnam	—	5,407	—	5,407

Total Common Stocks	337,460	1,461,543	—	1,799,003

Preferred Stocks
Brazil	31,028	—	—	31,028
Russia	11,831	—	—	11,831

Total Preferred Stocks	42,859	—	—	42,859

Short-Term Investment
Investment Company	32,084	—	—	32,084

Total Investments in Securities	$412,403	$1,461,543	$—	$1,873,946

Appreciation in Other Financial Instruments
Futures Contracts	$42	$—	$—	$42

150	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Emerging Markets Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Argentina	$58,887	$—	$—		$58,887
Australia	—	22,225	—		22,225
Brazil	339,672	—	—		339,672
China	286,056	373,902	—		659,958
Cyprus	9,140	—	—		9,140
Egypt	23,906	—	—		23,906
Hong Kong	—	236,524	—		236,524
India	137,908	524,575	—		662,483
Indonesia	—	112,047	—		112,047
Mexico	91,480	—	—		91,480
Panama	47,278	—	—		47,278
Peru	42,716	—	—		42,716
Russia	—	146,322	—		146,322
South Africa	—	396,321	—		396,321
South Korea	—	163,691	17,540		181,231
Taiwan	142,012	131,762	—		273,774
Thailand	—	27,038	—		27,038
Turkey	—	11,363	—		11,363
United States	97,610	—	—		97,610

Total Common Stocks	1,276,665	2,145,770	17,540		3,439,975

Preferred Stocks
Brazil	19,610	—	—		19,610
Structured Instruments
China	—	33,989	—		33,989
Warrants
United States	—	24,753	—		24,753
Short-Term Investment
Investment Company	45,041	—	—		45,041

Total Investments in Securities	$1,341,316	$2,204,512	$17,540	*	$3,563,368

*	Level 3 securities are valued by brokers and pricing services. At April 30, 2017, the value of these securities was approximately $17,540,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Emerging Markets Equity Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,176	$—	$—	$1,176
Chile	470	—	—	470
China	—	2,085	—	2,085
Czech Republic	349	130	—	479
Hong Kong	295	649	—	944
Hungary	—	272	—	272
Indonesia	—	331	—	331
Mexico	1,002	—	—	1,002
Russia	571	603	—	1,174
South Africa	544	1,398	—	1,942
South Korea	203	848	—	1,051

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Emerging Markets Equity Income Fund (continued)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$802		$2,287	$—	$3,089
Thailand	141		539	—	680
Turkey	—		536	—	536
United Arab Emirates	245		—	—	245

Total Common Stocks	5,798		9,678	—	15,476

Structured Instruments
France	—		141	—	141
Warrant
United States	—		225	—	225
Short-Term Investment
Investment Company	24		—	—	24

Total Investments in Securities	$5,822		$10,044	$—	$15,866

Global Research Enhanced Index Fund

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—		$202,259	$—	$202,259
Austria	—	(a)	11,337	—	11,337
Belgium	—		35,298	—	35,298
Bermuda	5,138		—	—	5,138
Canada	264,560		—	—	264,560
China	—		4,138	—	4,138
Denmark	—		57,112	—	57,112
Finland	—		12,694	—	12,694
France	—		314,997	—	314,997
Germany	—		249,062	—	249,062
Hong Kong	2,086		86,604	—	88,690
Ireland	9,586		2,505	—	12,091
Israel	4,887		—	—	4,887
Italy	890		50,651	—	51,541
Japan	2,521		668,541	—	671,062
Jersey	—		4,307	—	4,307
Luxembourg	—		8,664	—	8,664
Netherlands	—		150,553	—	150,553
New Zealand	—		5,677	—	5,677
Norway	—		5,366	—	5,366
Portugal	—		10,524	—	10,524
Singapore	—		31,463	—	31,463
Spain	—		103,881	—	103,881
Sweden	—		52,129	—	52,129
Switzerland	5,517		220,017	—	225,534
United Kingdom	5,993		422,931	—	428,924
United States	4,580,133		19,465	—	4,599,598

Total Common Stocks	4,881,311		2,730,175	—	7,611,486

Preferred Stocks
Germany	—		35,339	—	35,339
Rights
Australia	—		6	—	6
Short-Term Investment
Investment Company	46,476		—	—	46,476

Total Investments in Securities	$4,927,787		$2,765,520	$—	$7,693,307

Appreciation in Other Financial Instruments
Futures Contracts	$—		$646	$—	$646

152	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Global Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$30	$—	$—	$30
China	117	63	—	180
Denmark	—	36	—	36
France	—	157	—	157
Hong Kong	—	32	—	32
India	22	—	—	22
Israel	53	—	—	53
Italy	—	17	—	17
Japan	—	115	—	115
Luxembourg	—	30	—	30
Netherlands	28	—	—	28
Switzerland	—	79	—	79
United Kingdom	31	174	—	205
United States	1,000	—	—	1,000

Total Common Stocks	1,281	703	—	1,984

Short-Term Investment
Investment Company	39	—	—	39

Total Investments in Securities	$1,320	$703	$—	$2,023

International Discovery Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$563	$—	$563
Austria	—	63	—	63
China	—	233	—	233
Denmark	17	68	—	85
Finland	—	143	—	143
France	106	460	—	566
Georgia	—	75	—	75
Germany	56	219	—	275
Hong Kong	55	259	—	314
Ireland	—	33	—	33
Israel	40	—	—	40
Italy	117	338	—	455
Japan	—	1,665	—	1,665
Netherlands	—	57	—	57
Norway	—	143	—	143
South Africa	—	45	—	45
Spain	—	53	—	53
Sweden	—	214	—	214
Switzerland	106	366	—	472
United Kingdom	167	928	—	1,095
United States	56	35	—	91

Total Investments in Securities	$720	$5,960	$—	$6,680

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

International Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$43,462	$—	$43,462
Belgium	—	57,669	—	57,669
China	32,538	81,440	—	113,978
Denmark	—	37,917	—	37,917
France	—	450,631	—	450,631
Germany	—	253,094	—	253,094
Hong Kong	—	166,773	—	166,773
India	41,364	—	—	41,364
Indonesia	—	27,359	—	27,359
Israel	22,073	—	—	22,073
Japan	—	767,752	—	767,752
Macau	—	27,651	—	27,651
Netherlands	—	206,032	—	206,032
South Africa	—	41,151	—	41,151
South Korea	—	99,420	—	99,420
Spain	—	45,257	—	45,257
Switzerland	—	389,170	—	389,170
Taiwan	44,155	—	—	44,155
United Kingdom	—	706,069	—	706,069
United States	—	35,393	—	35,393

Total Common Stocks	140,130	3,436,240	—	3,576,370

Preferred Stocks
Germany	—	42,841	—	42,841
Short-Term Investment
Investment Company	76,383	—	—	76,383

Total Investments in Securities	$216,513	$3,479,081	$—	$3,695,594

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5)	$—	$(5)

154	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

International Equity Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$5,177	$—	$5,177
Brazil	1,279	—	—	1,279
Canada	3,329	—	—	3,329
China	—	2,733	—	2,733
Czech Republic	—	3,110	—	3,110
Denmark	—	4,749	—	4,749
Finland	1,325	5,520	—	6,845
France	—	13,141	—	13,141
Germany	—	21,208	—	21,208
Hong Kong	—	1,841	—	1,841
Israel	1,201	—	—	1,201
Japan	3,755	15,112	—	18,867
Netherlands	—	9,838	—	9,838
New Zealand	—	2,229	—	2,229
Norway	—	2,692	—	2,692
Russia	—	8,506	—	8,506
South Korea	—	3,433	—	3,433
Spain	—	1,681	—	1,681
Sweden	—	1,567	—	1,567
Switzerland	1,193	11,972	—	13,165
Taiwan	1,562	—	—	1,562
United Kingdom	4,102	38,337	—	42,439

Total Common Stocks	17,746	152,846	—	170,592

Short-Term Investment
Investment Company	3,386	—	—	3,386

Total Investments in Securities	$21,132	$152,846	$—	$173,978

International Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$112,809	$—	$112,809
Belgium	—	46,945	—	46,945
Chile	—	32,747	—	32,747
China	—	82,188	—	82,188
Denmark	—	70,128	—	70,128
Finland	—	64,089	—	64,089
France	—	414,043	—	414,043
Germany	—	233,288	—	233,288
India	45,077	—	—	45,077
Italy	—	72,625	—	72,625
Japan	—	703,715	—	703,715
Netherlands	—	204,037	—	204,037
Norway	—	41,096	—	41,096
Spain	—	48,260	—	48,260
Sweden	—	39,055	—	39,055
Switzerland	—	159,312	—	159,312
United Kingdom	—	491,154	—	491,154
United States	—	41,186	—	41,186

Total Common Stocks	45,077	2,856,677	—	2,901,754

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

International Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Germany	$—	$36,068	$—		$36,068
Short-Term Investment
Investment Company	38,835	—	—		38,835

Total Investments in Securities	$83,912	$2,892,745	$—		$2,976,657

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,115	$—		$9,115

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(15,012)	$—		$(15,012)

International Research Enhanced Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$109,946	$6		$109,952
Austria	—	7,574	—		7,574
Belgium	—	19,309	—		19,309
Denmark	—	17,582	—		17,582
Finland	—	33,832	—		33,832
France	—	167,053	—		167,053
Germany	—	162,937	—		162,937
Hong Kong	—	43,586	—		43,586
Ireland	7,417	—	—		7,417
Israel	10,056	—	—		10,056
Italy	—	51,605	—		51,605
Japan	—	354,174	—		354,174
Luxembourg	—	8,867	—		8,867
Netherlands	—	85,392	—		85,392
New Zealand	—	5,669	—		5,669
Norway	—	6,199	—		6,199
Portugal	—	5,127	—		5,127
Singapore	—	14,969	—		14,969
Spain	—	39,886	—		39,886
Sweden	—	13,358	—		13,358
Switzerland	—	160,595	—		160,595
United Kingdom	1,044	259,028	—		260,072
United States	—	17,928	—		17,928

Total Common Stocks	18,517	1,584,616	6		1,603,139

Preferred Stocks
Germany	—	17,098	—		17,098
Debt Securities
Corporate Bonds
Brazil	—	—	—	(b)	—	(b)
Short-Term Investment
Investment Company	36,122	—	—		36,122

Total Investments in Securities	$54,639	$1,601,714	$6		$1,656,359

156	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

International Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3	$—	$3
Futures Contracts	—	553	—	553

Total Appreciation in Other Financial Instruments	$—	$556	$—	$556

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(67)	$—	$(67)

International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$3,492	$—	$3,492
Canada	6,851	—	—	6,851
China	6,061	7,387	—	13,448
Denmark	—	2,701	—	2,701
Finland	—	8,326	—	8,326
Germany	—	7,956	—	7,956
Hong Kong	—	10,127	—	10,127
India	4,054	—	—	4,054
Israel	3,433	—	—	3,433
Italy	—	2,560	—	2,560
Japan	—	17,582	—	17,582
Macau	—	2,623	—	2,623
Netherlands	—	18,660	—	18,660
South Africa	—	2,245	—	2,245
South Korea	—	11,039	—	11,039
Spain	—	4,591	—	4,591
Switzerland	—	13,402	—	13,402
United Kingdom	—	31,844	—	31,844
United States	—	2,066	—	2,066

Total Common Stocks	20,399	146,601	—	167,000

Short-Term Investment
Investment Company	5,532	—	—	5,532

Total Investments in Securities	$25,931	$146,601	$—	$172,532

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

International Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$32,170	$—	$32,170
Austria	—	9,249	—	9,249
Belgium	—	17,989	—	17,989
Canada	8,589	—	—	8,589
Chile	4,722	—	—	4,722
China	—	6,631	—	6,631
Finland	—	8,183	—	8,183
France	—	131,108	—	131,108
Germany	—	68,737	—	68,737
Hong Kong	—	10,772	—	10,772
Ireland	7,138	—	—	7,138
Israel	10,338	—	—	10,338
Italy	—	27,137	—	27,137
Japan	—	187,316	—	187,316
Luxembourg	—	8,154	—	8,154
Netherlands	—	63,750	—	63,750
Norway	—	8,529	—	8,529
Singapore	—	10,235	—	10,235
South Korea	—	9,202	—	9,202
Spain	—	24,737	—	24,737
Sweden	—	14,499	—	14,499
Switzerland	—	37,159	—	37,159
United Kingdom	—	83,244	—	83,244
United States	—	11,982	—	11,982

Total Common Stocks	30,787	770,783	—	801,570

Short-Term Investment
Investment Company	22,045	—	—	22,045

Total Investments in Securities	$52,832	$770,783	$—	$823,615

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,013	$—	$4,013

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,340)	$—	$(7,340)

158	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Intrepid International Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$198,352	$—	$198,352
Austria	2,648	9,080	—	11,728
Belgium	—	24,113	—	24,113
China	—	24,073	—	24,073
Denmark	—	85,400	—	85,400
Finland	—	11,298	—	11,298
France	—	292,373	—	292,373
Germany	22,182	187,430	—	209,612
Hong Kong	4,417	61,629	—	66,046
Indonesia	7,195	—	—	7,195
Italy	—	32,748	—	32,748
Japan	—	674,967	—	674,967
Luxembourg	—	18,978	—	18,978
Netherlands	9,461	83,581	—	93,042
Norway	—	30,804	—	30,804
Portugal	—	2,779	—	2,779
Singapore	—	19,083	—	19,083
South Africa	—	7,916	—	7,916
South Korea	2,983	—	—	2,983
Spain	—	82,708	—	82,708
Sweden	—	78,770	—	78,770
Switzerland	—	323,317	—	323,317
United Kingdom	16,746	442,170	—	458,916
United States	—	29,573	—	29,573

Total Common Stocks	65,632	2,721,142	—	2,786,774

Preferred Stock
Germany	—	2,052	—	2,052
Short-Term Investment
Investment Company	73,458	—	—	73,458

Total Investments in Securities	$139,090	$2,723,194	$—	$2,862,284

Appreciation in Other Financial Instruments
Futures Contracts	$—	$85	$—	$85

(a)	Value is zero.
(b)	Amount rounds to less than 500.

For the Emerging Economies Fund, Emerging Markets Equity Fund, International Equity Fund, International Equity Income Fund, International Opportunities Fund, International Research Enhanced Equity Fund, International Unconstrained Equity Fund, International Value Fund and Intrepid International Fund the transfers from level 1 to level 2 in the amounts of approximately $14,600,000, $31,497,000, $60,798,000, $4,725,000, $56,617,000, $15,755,000, $2,901,000, $13,046,000 and $15,844,000, respectively, are due to applying the fair value factors to certain securities during the six months ended April 30, 2017.

For the Emerging Markets Equity Income Fund the transfers from level 2 to level 1 in the amount of approximately $412,000 are due to the non-application of the fair value factors to certain securities during the six months ended April 30, 2017.

For the International Discovery Fund the transfers from level 2 to level 1 in the amount of approximately $71,000 and the transfers from level 2 to level 1 in the amount of approximately $268,000 are due to the application and non-application of the fair value factors to certain securities during the six months ended April 30, 2017.

For the Global Research Enhanced Index Fund there were no significant transfers among any levels during the six months ended April 30, 2017.

For the Global Unconstrained Equity Fund there were no transfers among any levels during the six months ended April 30, 2017.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Emerging Markets Equity Fund

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2017
Common Stock — Information Technology	$—	$—	$(231)	$—	$17,771	$—	$—	$—	$17,540

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $(231,000).

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of April 30, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Futures Contracts — Emerging Economies Fund, Emerging Markets Equity Income Fund, Global Research Enhanced Index Fund, International Opportunities Fund, International Research Enhanced Equity Fund, International Value Fund and Intrepid International Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Funds also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2017 (amounts in thousands):

	Emerging Economies Fund	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund		International Opportunities Fund		International Research Enhanced Equity Fund	International Value Fund		Intrepid International Fund
Futures Contracts:
Average Notional Balance Long	$14,011	$320	(a)	$16,522	(b)	$77,007	(c)	$26,083	$15,417	(d)	$37,946	(e)
Ending Notional Balance Long	7,538	—		16,892		—		19,769	—		37,946

(a)	For the period from January 1, 2017 to January 31, 2017.
(b)	For the period from March 1, 2017 to April 30, 2017.

160	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

(c)	For the period from October 1, 2016 to November 30, 2016.
(d)	For the period January 1, 2017 to March 31, 2017.
(e)	For the period April 1, 2017 to April 30, 2017.

D. Forward Foreign Currency Exchange Contracts — Emerging Economies Fund, Emerging Markets Equity Income Fund, International Equity Fund, International Equity Income Fund, International Opportunities Fund, International Research Enhanced Equity Fund and International Value Fund may be exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Emerging Economies Fund, Emerging Markets Equity Income Fund, International Equity Fund, International Equity Income Fund, International Opportunities Fund, International Research Enhanced Equity Fund and International Value Fund also bought forward currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds may be required to post or receive collateral for Non-Deliverable forward foreign currency exchange contracts.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended April 30, 2017 (amounts in thousands):

	Emerging Economies Fund		Emerging Markets Equity Income Fund		International Equity Fund		International Equity Income Fund		International Opportunities Fund	International Research Enhanced Equity Fund		International Value Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$3,175	(a)	$83	(a)	$15,947	(b)	$6,494	(c)	$542,166	$1,370	(b)	$286,215
Average Settlement Value Sold	—		—		—		5,898	(c)	477,851	—		248,963
Ending Settlement Value Purchased	—		—		15,947		—		713,032	1,370		385,939
Ending Settlement Value Sold	—		—		—		—		653,589	—		355,780

(a)	For the period from January 1, 2017 to January 31, 2017.
(b)	For the period from April 1, 2017 to April 30, 2017.
(c)	For the period from October 1, 2016 to November 30, 2016.

E. Summary of Derivatives Information

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Economies Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$42

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Global Research Enhanced Index Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$646

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Payables	$(5)

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$9,115

Gross Liabilities:
Foreign exchange contracts	Payables	$(15,012)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2017:

International Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$1,640	$(1,640)	$—	$—
BNP Paribas	123	(123)	—	—
Goldman Sachs International	403	(403)	—	—
HSBC Bank N.A.	3,491	(2,267)	—	1,224
Merrill Lynch International	86	(86)	—	—
National Australia Bank	568	(184)	—	384
Societe Generale	258	—	—	258
Standard Chartered Bank	335	—	—	335
State Street Corp.	650	(650)	—	—
TD Bank Financial Group	781	(781)	—	—
Union Bank of Switzerland AG	780	(217)	—	563

	$9,115	$(6,351)	$—	$2,764

162	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$2,579	$—	$—	$2,579
Barclays Bank plc	3,368	(1,640)	—	1,728
BNP Paribas	414	(123)	—	291
Citibank, N.A.	56	—	—	56
Goldman Sachs International	1,754	(403)	—	1,351
HSBC Bank N.A.	2,267	(2,267)	—	—
Merrill Lynch International	1,182	(86)	—	1,096
National Australia Bank	184	(184)	—	—
Royal Bank of Canada	95	—	—	95
State Street Corp.	2,028	(650)	—	1,378
TD Bank Financial Group	868	(781)	—	87
Union Bank of Switzerland AG	217	(217)	—	—

	$15,012	$(6,351)	$—	$8,661

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Research Enhanced Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$553	$—	$553
Foreign exchange contracts	Receivables	—	3	3

Total		$553	$3	$556

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(67)	$—	$(67)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Value Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$4,013

Gross Liabilities:
Foreign exchange contracts	Payables	$(7,340)

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2017:

International Value Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$198	$(198)	$—	$—
BNP Paribas	18	(18)	—	—
Citibank, N.A.	712	(712)	—	—
Credit Suisse International	213	—	—	213
Goldman Sachs International	245	(245)	—	—
National Australia Bank	105	(105)	—	—
Royal Bank of Canada	289	—	—	289
Societe Generale	125	—	—	125
Standard Chartered Bank	518	(518)	—	—
State Street Corp.	428	(297)	—	131
TD Bank Financial Group	1,162	(18)	—	1,144

	$4,013	$(2,111)	$—	$1,902

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$335	$(198)	$—	$137
BNP Paribas	832	(18)		814
Citibank, N.A.	820	(712)	—	108
Goldman Sachs International	1,323	(245)	—	1,078
HSBC Bank, N.A.	2,859	—	—	2,859
Merrill Lynch International	125	—	—	125
National Australia Bank	196	(105)		91
Standard Chartered Bank	535	(518)	—	17
State Street Corp.	297	(297)	—	—
TD Bank Financial Group	18	(18)	—	—

	$7,340	$(2,111)	$—	$5,229

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents the value of derivatives held at April 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Intrepid International Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$85

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s

164	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2017, by primary underlying risk exposure (amounts in thousands):

Emerging Economies Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(195)	$—	$(195)
Foreign exchange contracts	—	180	180

	$(195)	$180	$(15)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts
Equity contracts	$324

Emerging Markets Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts		Total
Equity contracts	$(1)	$—		$(1)
Foreign exchange contracts	—	—	(a)	— (a)

	$(1)	$—	(a)	$(1)

(a)	Amount rounds to less than 500.

Global Research Enhanced Index Fund

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts
Equity contracts	$646

International Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(320)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(5)

International Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(393)

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$113

International Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(151)	$—	$(151)
Foreign exchange contracts	—	10,449	10,449

	$(151)	$10,449	$10,298

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(386)	$—	$(386)
Foreign exchange contracts	—	(9,236)	(9,236)

	$(386)	$(9,236)	$(9,622)

International Research Enhanced Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts
Equity contracts	$4,772

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(212)	$—	$(212)
Foreign exchange contracts	—	3	3

	$(212)	$3	$(209)

International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(18)

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$825	$—	$825
Foreign exchange contracts	—	4,157	4,157

	$825	$4,157	$4,982

166	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(2,888)

Intrepid International Fund

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derviative Contracts	Futures Contracts
Equity contracts	$85

The Funds’ derivatives contracts held at April 30, 2017 are not accounted for as hedging instruments under GAAP.

F. Structured Instruments — Emerging Markets Equity Fund and Emerging Markets Equity Income Fund invested in structured instruments that have similar economic characteristics to equity securities. These instruments often seek to replicate the performance of an underlying reference asset such as an equity security or market (“reference asset”). The value of these instruments is generally derived from the price movements of the reference asset. If the Fund holds the structured instrument to maturity, the Fund will be entitled to receive payment from the instrument’s issuing entity based on the value of the reference asset with any necessary adjustments, and record a realized gain or loss. The instrument may receive dividends paid in connection with the reference asset which are reported as Net realized gain (loss) on investment transactions on the Statements of Operations.

Structured instruments may be issued by banks, broker dealers or their affiliates or other entities and typically constitute unsecured contractual obligations of the issuing entity. In addition to credit risk, investments in structured instruments generally have the same risks associated with a direct investment in the reference asset. However, there can be no assurance that structured instruments will trade at the same price or have the same value as the reference asset. In addition, structured instruments may be subject to transfer restrictions and a liquid market may not exist for these instruments.

The lack of a liquid market may make it difficult to sell the structured instruments or accurately value them. Investments in structured instruments subject the Funds to counterparty risk.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Offering and Organizational Costs — Total offering costs of approximately $112,000 incurred in connection with the offering of shares of International Discovery Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. For the six months ended April 30, 2017, total offering costs amortized were approximately $93,000.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend. Certain Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee which has been renamed as the Service Fee.

The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended April 30, 2017 are as follows (amounts in thousands):

	Class A		Class C		Class I		Class L		Class R2		Class R5		Class R6		Total
Emerging Economies Fund
Transfer agency fees	$4		$1		$2		n/a		n/a		$—	(a)	$5		$12
Sub-transfer agency fees	57		2		1		n/a		n/a		1		—		61

Emerging Markets Equity Fund
Transfer agency fees	30		5		9		$8		n/a		—	(a)	6		58
Sub-transfer agency fees	269		24		96		114		n/a		—		—		503

Emerging Markets Equity Income Fund
Transfer agency fees	—	(a)	—	(a)	—	(a)	n/a		n/a		—	(a)	—	(a)	—	(a)
Sub-transfer agency fees	2		—	(a)	—	(a)	n/a		n/a		—		—		2

Global Research Enhanced Index Fund
Transfer agency fees	—	(a)	—	(a)	27		n/a		$—	(a)	n/a		n/a		27
Sub-transfer agency fees	—		—		115		n/a		—		n/a		n/a		115

Global Unconstrained Equity Fund
Transfer agency fees	1		—	(a)	—	(a)	n/a		—	(a)	—	(a)	—	(a)	1
Sub-transfer agency fees	1		—	(a)	—	(a)	n/a		—		—		—		1

International Discovery Fund
Transfer agency fees	—	(a)	—	(a)	—	(a)	n/a		n/a		—	(a)	—	(a)	—	(a)
Sub-transfer agency fees	—	(a)	—		—	(a)	n/a		n/a		—		—		—	(a)

International Equity Fund
Transfer agency fees	16		3		5		n/a		—	(a)	1		10		35
Sub-transfer agency fees	69		11		41		n/a		2		13		—		136

International Equity Income Fund
Transfer agency fees	2		1		3		n/a		—	(a)	—	(a)	—	(a)	6
Sub-transfer agency fees	23		5		22		n/a		—		—	(a)	—		50

International Opportunities Fund
Transfer agency fees	9		—	(a)	4		—	(a)	n/a		n/a		7		20
Sub-transfer agency fees	24		1		7		2		n/a		n/a		—		34

International Research Enhanced Equity Fund
Transfer agency fees	20		2		6		n/a		14		n/a		n/a		42
Sub-transfer agency fees	35		9		125		n/a		3		n/a		n/a		172
International Unconstrained Equity Fund
Transfer agency fees	2		1		2		n/a		—	(a)	—	(a)	—		5
Sub-transfer agency fees	5		1		2		n/a		—		—		—		8

International Value Fund
Transfer agency fees	11		2		4		4		—	(a)	—	(a)	—	(a)	21
Sub-transfer agency fees	235		17		18		—		2		—		—		272

Intrepid International Fund
Transfer agency fees	5		—	(a)	1		—		—	(a)	n/a		8		14
Sub-transfer agency fees	10		1		7		—	(a)	—	(a)	n/a		—		18

(a)	Amount rounds to less than 500.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal

168	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Certain Funds are subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred India capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on the indirect transfers of Indian shares. Based upon current guidance from the Indian tax authorities, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

M. Distributions to Shareholders — Distributions from net investment income if any, are generally declared and paid annually, except for International Equity Income Fund, which are declared and paid monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	0.85%
Emerging Markets Equity Fund	0.85
Emerging Markets Equity Income Fund	1.00
Global Research Enhanced Index Fund	0.20
Global Unconstrained Equity Fund	0.70
International Discovery Fund	0.70
International Equity Fund*	0.70
International Equity Income Fund	0.70
International Opportunities Fund	0.60
International Research Enhanced Equity Fund	0.20
International Unconstrained Equity Fund	0.70
International Value Fund	0.60
Intrepid International Fund	0.60

*	Prior to November 1, 2016, the annual rate was 0.80%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2017, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class R5, Class R6, Class I and Institutional Class Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Emerging Economies Fund	0.25%	0.75%	n/a
Emerging Markets Equity Fund	0.25	0.75	n/a
Emerging Markets Equity Income Fund	0.25	0.75	n/a
Global Research Enhanced Index Fund	0.25	0.75	0.50%
Global Unconstrained Equity Fund	0.25	0.75	0.50
International Discovery Fund	0.25	0.75	n/a
International Equity Fund	0.25	0.75	0.50
International Equity Income Fund	0.25	0.75	0.50
International Opportunities Fund	0.25	0.75	n/a
International Research Enhanced Equity Fund	0.25	0.75	0.50
International Unconstrained Equity Fund	0.25	0.75	0.50
International Value Fund	0.25	0.75	0.50
Intrepid International Fund	0.25	0.75	0.50

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2017, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Emerging Economies Fund	$1		$—
Emerging Markets Equity Fund	37		—	(a)
Emerging Markets Equity Income Fund	—	(a)	—
Global Unconstrained Equity Fund	—	(a)	—
International Equity Fund	4		—	(a)
International Equity Income Fund	14		—	(a)
International Opportunities Fund	1		—	(a)
International Research Enhanced Equity Fund	2		—
International Unconstrained Equity Fund	11		—	(a)
International Value Fund	66		—
Intrepid International Fund	1		—

(a)	Amount rounds to less than 500.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge service fees. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L		Class R2	Class R5
Emerging Economies Fund	0.25%	0.25%	0.25%	n/a		n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10%		n/a	0.10
Emerging Markets Equity Income Fund	0.25	0.25	0.25	n/a		n/a	0.10
Global Research Enhanced Index Fund	0.25	0.25	0.25	n/a		0.25%	n/a
Global Unconstrained Equity Fund	0.25	0.25	0.25	n/a		0.25	0.10
International Discovery Fund	0.25	0.25	0.25	n/a		n/a	0.10
International Equity Fund	0.25	0.25	0.25	n/a		0.25	0.10
International Equity Income Fund	0.25	0.25	0.25	n/a		0.25	0.10
International Opportunities Fund	0.25	0.25	0.25	0.10	*	n/a	n/a
International Research Enhanced Equity Fund	0.25	0.25	0.25	n/a		0.25	n/a
International Unconstrained Equity Fund	0.25	0.25	0.25	n/a		0.25	0.10
International Value Fund	0.25	0.25	0.25	0.10		0.25	0.10
Intrepid International Fund	0.25	0.25	0.25	0.10	*	0.25	n/a

*	Liquidated on December 8, 2016.

170	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included as Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R5	Class R6
Emerging Economies Fund*	1.35%	1.85%	1.10%	n/a	n/a	0.95%	0.85%
Emerging Markets Equity Fund**	1.35	1.85	1.10	0.95%	n/a	0.95	0.85
Emerging Markets Equity Income Fund	1.55	2.05	1.30	n/a	n/a	1.10	1.05
Global Research Enhanced Index Fund	0.59	1.09	0.34	n/a	0.84%	n/a	n/a
Global Unconstrained Equity Fund***	1.25	1.75	0.90	n/a	1.50	0.80	0.75
International Discovery Fund	1.25	1.75	0.95	n/a	n/a	0.80	0.75
International Equity Fund****	1.24	1.74	0.99	n/a	1.49	0.84	0.74
International Equity Income Fund	1.25	1.75	0.90	n/a	1.50	0.80	0.75
International Opportunities Fund*****	1.24	1.74	0.99	n/a	n/a	n/a	0.74
International Research Enhanced Equity Fund	0.60	1.10	0.35	n/a	0.85	n/a	n/a
International Unconstrained Equity Fund	1.25	1.75	0.90	n/a	1.50	0.80	0.75
International Value Fund	1.35	1.85	1.10	0.95	1.60	0.95	0.85
Intrepid International Fund	1.25	1.75	0.90	0.85	1.50	n/a	0.75

*	Prior to May 20, 2016, the contractual expense limitations for Emerging Economies Fund were 1.55%, 2.05%, 1.10%, 1.05% and 1.30% for Class A, Class C, Class I, Class R5 and Class R6, respectively.

**	Prior to May 20, 2016, the contractual expense limitations for Emerging Markets Equity Fund were 1.55%, 2.05%, 1.05%, 1.15% and 1.30% for Class A, Class C, Class I, Class L and Class R6, respectively.

***	Prior to February 27, 2017, the contractual expense limitations for Global Unconstrained Equity Fund were 0.75%, 1.25%, 0.40%, 1.00%, 0.30% and 0.25% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.

****	Prior to November 1, 2016, the contractual expense limitations for International Equity Fund were 1.31%, 1.81%, 1.06%, 1.56%, 0.86% and 0.81% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.

*****	Prior to November 1, 2016, the contractual expense limitations for International Opportunities Fund were 1.31%, 1.92%, 1.06% and 0.81% for Class A, Class C, Class I and Class R6, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2017 and are in place until February 28, 2018.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

For the six months ended April 30, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees		Service Fees	Total	Contractual Reimbursements
Emerging Economies Fund	$1,052	$635		$67	$1,754	$4
Emerging Markets Equity Fund	1,483	989		552	3,024	3
Emerging Markets Equity Income Fund	65	5		2	72	75
Global Research Enhanced Index Fund	4,561	2,960		76	7,597	—	(a)
Global Unconstrained Equity Fund	2	—	(a)	2	4	129
International Discovery Fund	21	3		1	25	192
International Equity Fund	727	482		149	1,358	3
International Equity Income Fund	158	61		57	276	—	(a)
International Opportunities Fund	—	—		17	17	—
International Research Enhanced Equity Fund	1,157	588		83	1,828	4
International Unconstrained Equity Fund	101	51		22	174	—	(a)
International Value Fund	—	—		141	141	—	(a)
Intrepid International Fund	—	—		21	21	—

(a)	Amount rounds to less than 500.

Voluntary Waivers
Investment Advisory
Global Unconstrained Equity Fund	$5

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2017 were as follows (amounts in thousands):

Emerging Economies Fund	$30
Emerging Markets Equity Fund	56
Emerging Markets Equity Income Fund	—	(a)
Global Research Enhanced Index Fund	35
Global Unconstrained Equity Fund	—	(a)
International Discovery Fund	—
International Equity Fund	44
International Equity Income Fund	3
International Opportunities Fund	49
International Research Enhanced Equity Fund	34
International Unconstrained Equity Fund	2
International Value Fund	15
Intrepid International Fund	40

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

172	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

During the six months ended April 30, 2017, Emerging Markets Equity Fund, Global Unconstrained Equity Fund, International Discovery Fund and International Equity Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended April 30, 2017, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Emerging Markets Equity Fund	$1
Global Research Enhanced Index Fund	1
Global Unconstrained Equity Fund	—	(a)

(a)	Amount rounds to less than 500.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$586,459	$658,704
Emerging Markets Equity Fund	394,248	246,989
Emerging Markets Equity Income Fund	5,471	1,593
Global Research Enhanced Index Fund	1,214,594	1,238,842
Global Unconstrained Equity Fund	989	887
International Discovery Fund	4,816	4,533
International Equity Fund	165,569	276,433
International Equity Income Fund	91,253	62,287
International Opportunities Fund	800,224	862,938
International Research Enhanced Equity Fund	295,891	123,461
International Unconstrained Equity Fund	75,184	31,049
International Value Fund	154,768	765,288
Intrepid International Fund	835,022	955,486

During the six months ended April 30, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies Fund	$1,638,788	$285,743	$50,585	$235,158
Emerging Markets Equity Fund	2,829,349	834,561	100,542	734,019
Emerging Markets Equity Income Fund	14,835	1,202	171	1,031
Global Research Enhanced Index Fund	6,373,128	1,439,204	119,025	1,320,179
Global Unconstrained Equity Fund	1,896	192	65	127
International Discovery Fund	5,564	1,197	81	1,116
International Equity Fund	3,148,006	691,992	144,404	547,588
International Equity Income Fund	158,631	17,492	2,145	15,347
International Opportunities Fund	2,576,964	447,151	47,458	399,693
International Research Enhanced Equity Fund	1,487,927	201,700	33,268	168,432
International Unconstrained Equity Fund	158,354	18,515	4,337	14,178
International Value Fund	784,428	80,678	41,491	39,187
Intrepid International Fund	2,676,963	281,364	96,043	185,321

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

At October 31, 2016, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains as follows (amounts in thousands):

	2017	2018	2019	Total
Emerging Economies Fund	$1,890	$—	$16,730	$18,620
Emerging Markets Equity Fund	4,903	—	—	4,903
International Equity Fund	—	4,532	3,312	7,844
International Opportunities Fund	—	—	5,449	5,449
International Value Fund	241,545	63,767	—	305,312
Intrepid International Fund	250,971	—	—	250,971

At October 31, 2016, the following Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Emerging Economies Fund	$146,542		$75,520
Emerging Markets Equity Fund	10,629		82,340
Emerging Markets Equity Income Fund	183	*	318	*
Global Research Enhanced Index Fund	104,492		132,136
International Discovery Fund	392		—
International Equity Fund	—		33,563
International Equity Income Fund	8,624		718
International Opportunities Fund	82,645		21,877
International Research Enhanced Equity Fund	2,467		686
International Unconstrained Equity Fund	3,639		1,080
International Value Fund	71,243		—
Intrepid International Fund	46,299		—

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under Internal Revenue Code Sections 381-384.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2017. Average borrowings from the Facility for the six months ended April 30, 2017, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Economies Fund	$24,077	1.35%	8	$8
Emerging Markets Equity Fund	16,088	1.45	3	2
International Equity Fund	30,293	1.33	6	7
International Opportunities Fund	26,795	1.03	9	8
International Value Fund	22,457	0.61	7	3
Intrepid International Fund	43,082	1.38	6	10

In addition, effective August 16, 2016, the Trusts along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of

174	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which and any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds had no borrowings outstanding from the Credit Facility at April 30, 2017. Average borrowings from the Credit Facility for, or at any time during the six months ended April 30, 2017, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Intrepid International Fund	$5,700	1.77%	4	$1

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

As of April 30, 2017, the J.P. Morgan Access Funds, J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	JPMorgan Access Funds	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Economies Fund	—	10.2%	70.6%
Emerging Markets Equity Fund	—	—	47.0
International Equity Fund	—	—	71.2
International Opportunities Fund	—	—	88.1
International Research Enhanced Equity Fund	17.3%	45.5	—
International Unconstrained Equity Fund	—	61.4	—
Intrepid International Fund	—	—	90.8

As of April 30, 2017, the following Funds had individual shareholder accounts and/or omnibus accounts each owning more than 10% of the Fund’s outstanding shares as follows:

	Number of Individual Affiliated Shareholder Accounts and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Nonaffiliated Shareholder Accounts and/or Non-affiliated Omnibus Accounts	% of the Fund
Emerging Markets Equity Income Fund	1	18.7%	2	67.7%
Global Research Enhanced Index Fund	1	84.0	—	—
Global Unconstrained Equity Fund	2	25.6	2	23.1
International Discovery Fund	3	97.7	—	—
International Equity Income Fund	—	—	3	50.8
International Research Enhanced Equity Fund	1	27.8	1	17.3
International Value Fund	—	—	2	55.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2017 (Unaudited) (continued)

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2017, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	Brazil	China	France	Germany	Hong-Kong	India	Japan
Emerging Economies Fund	—%	21.9%	—%	—%	—%	—%	—%
Emerging Markets Equity Fund	10.1	18.5	—	—	—	18.6	—
Emerging Markets Equity Income Fund	—	13.1	—	—	—	—	—
International Discovery Fund	—	—	—	—	—	—	24.9
International Equity Fund	—	—	12.2	—	—	—	20.8
International Equity Income Fund	—	—	—	12.2	—	—	10.8
International Opportunities Fund	—	—	13.9	—	—	—	23.6
International Research Enhanced Equity Fund	—	—	10.1	10.9	—	—	21.4
International Unconstrained Equity Fund	—	—	—	—	—	—	10.2
International Value Fund	—	—	15.9	—	—	—	22.7
Intrepid International Fund	—	—	10.2	—	—	—	23.6

	Netherlands	South Africa	South Korea	Switzerland	Taiwan	United Kingdom
Emerging Economies Fund	—%	—%	17.0%	—%	14.1%	—%
Emerging Markets Equity Fund	—	11.1	—	—	—	—
Emerging Markets Equity Income Fund	—	12.2	—	—	19.5	—
Global Unconstrained Equity Fund	—	—	—	—	—	10.1
International Discovery Fund	—	—	—	—	—	16.4
International Equity Fund	—	—	—	10.5	—	19.1
International Equity Income Fund	—	—	—	—	—	24.4
International Opportunities Fund	—	—	—	—	—	16.5
International Research Enhanced Equity Fund	—	—	—	—	—	15.7
International Unconstrained Equity Fund	10.8	—	—	—	—	18.4
International Value Fund	—	—	—	—	—	10.1
Intrepid International Fund	—	—	—	11.3	—	16.0

As of April 30, 2017, a significant portion of each Fund’s investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s financial statements and related disclosures.

176	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2016, and continued to hold your shares at the end of the reporting period, April 30, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Economies Fund
Class A
Actual	$1,000.00	$1,108.50	$7.06	1.35%
Hypothetical	1,000.00	1,018.10	6.76	1.35
Class C
Actual	1,000.00	1,106.40	9.66	1.85
Hypothetical	1,000.00	1,015.62	9.25	1.85
Class I (formerly Select Class)
Actual	1,000.00	1,110.30	5.76	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Class R5
Actual	1,000.00	1,111.80	4.82	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92
Class R6
Actual	1,000.00	1,111.00	4.45	0.85
Hypothetical	1,000.00	1,020.58	4.26	0.85

Emerging Markets Equity Fund
Class A
Actual	1,000.00	1,098.80	6.97	1.34
Hypothetical	1,000.00	1,018.15	6.71	1.34
Class C
Actual	1,000.00	1,095.80	9.56	1.84
Hypothetical	1,000.00	1,015.67	9.20	1.84
Class I (formerly Select Class)
Actual	1,000.00	1,100.00	5.73	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Class L (formerly Institutional Class)
Actual	1,000.00	1,100.60	4.95	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	177

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Markets Equity Fund (continued)
Class R5
Actual	$1,000.00	$1,100.90	$4.90	0.94%
Hypothetical	1,000.00	1,020.13	4.71	0.94
Class R6
Actual	1,000.00	1,101.20	4.43	0.85
Hypothetical	1,000.00	1,020.58	4.26	0.85

Emerging Markets Equity Income Fund
Class A
Actual	1,000.00	1,053.90	7.89	1.55
Hypothetical	1,000.00	1,017.11	7.75	1.55
Class C
Actual	1,000.00	1,051.80	10.43	2.05
Hypothetical	1,000.00	1,014.63	10.24	2.05
Class I (formerly Select Class)
Actual	1,000.00	1,055.50	6.63	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R5
Actual	1,000.00	1,057.20	5.61	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Class R6
Actual	1,000.00	1,056.70	5.35	1.05
Hypothetical	1,000.00	1,019.59	5.26	1.05

Global Research Enhanced Index Fund
Class A
Actual	1,000.00	1,126.20	3.11	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class C
Actual	1,000.00	1,123.60	5.74	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class I (formerly Select Class)
Actual	1,000.00	1,127.80	1.79	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34
Class R2
Actual	1,000.00	1,124.60	4.37	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83

Global Unconstrained Equity Fund
Class A
Actual	1,000.00	1,141.60	3.93	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	1,138.40	6.57	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class I (formerly Select Class)
Actual	1,000.00	1,144.10	2.13	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Class R2
Actual	1,000.00	1,140.50	5.31	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class R5
Actual	1,000.00	1,143.50	1.59	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Class R6
Actual	1,000.00	1,144.10	1.28	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

178	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
International Discovery Fund
Class A
Actual	$1,000.00	$1,119.10	$6.57	1.25%
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class C
Actual	1,000.00	1,116.20	9.18	1.75
Hypothetical	1,000.00	1,016.12	8.75	1.75
Class I (formerly Select Class)
Actual	1,000.00	1,121.10	5.00	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
Class R5
Actual	1,000.00	1,121.50	4.21	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R6
Actual	1,000.00	1,121.90	3.95	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

International Equity Fund
Class A
Actual	1,000.00	1,109.20	6.48	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class C
Actual	1,000.00	1,107.00	9.09	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class I (formerly Select Class)
Actual	1,000.00	1,110.30	5.18	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R2
Actual	1,000.00	1,108.40	7.79	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class R5
Actual	1,000.00	1,110.90	4.40	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84
Class R6
Actual	1,000.00	1,112.30	3.88	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

International Equity Income Fund
Class A
Actual	1,000.00	1,086.90	6.47	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class C
Actual	1,000.00	1,084.20	8.99	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class I (formerly Select Class)
Actual	1,000.00	1,088.70	4.66	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class R2
Actual	1,000.00	1,085.60	7.71	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class R5
Actual	1,000.00	1,089.10	4.14	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R6
Actual	1,000.00	1,089.50	3.89	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	179

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
International Opportunities Fund
Class A
Actual	$1,000.00	$1,125.10	$6.48	1.23%
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class C
Actual	1,000.00	1,122.10	9.10	1.73
Hypothetical	1,000.00	1,016.22	8.65	1.73
Class I (formerly Select Class)
Actual	1,000.00	1,125.20	5.16	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98
Class R6
Actual	1,000.00	1,127.40	3.75	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71

International Research Enhanced Equity Fund
Class A
Actual	1,000.00	1,124.90	3.11	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class C
Actual	1,000.00	1,122.00	5.73	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class I (formerly Select Class)
Actual	1,000.00	1,126.60	1.85	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35
Class R2
Actual	1,000.00	1,124.00	4.42	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84

International Unconstrained Equity Fund
Class A
Actual	1,000.00	1,115.40	6.50	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class C
Actual	1,000.00	1,112.90	9.12	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class I (formerly Select Class)
Actual	1,000.00	1,117.60	4.67	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	1,114.30	7.81	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class R5
Actual	1,000.00	1,118.10	4.20	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R6
Actual	1,000.00	1,118.00	3.94	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

International Value Fund
Class A
Actual	1,000.00	1,126.60	7.01	1.33
Hypothetical	1,000.00	1,018.20	6.66	1.33
Class C
Actual	1,000.00	1,123.50	9.64	1.83
Hypothetical	1,000.00	1,015.72	9.15	1.83
Class I (formerly Select Class)
Actual	1,000.00	1,127.50	5.49	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04

180	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2017

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
International Value Fund (continued)
Class L (formerly Institutional Class)
Actual	$1,000.00	$1,128.90	$4.59	0.87%
Hypothetical	1,000.00	1,020.48	4.36	0.87
Class R2
Actual	1,000.00	1,124.80	8.38	1.59
Hypothetical	1,000.00	1,016.91	7.95	1.59
Class R5
Actual	1,000.00	1,128.00	4.80	0.91
Hypothetical	1,000.00	1,020.28	4.56	0.91
Class R6
Actual	1,000.00	1,129.00	4.06	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77

Intrepid International Fund
Class A
Actual	1,000.00	1,111.40	6.33	1.21
Hypothetical	1,000.00	1,018.79	6.06	1.21
Class C
Actual	1,000.00	1,108.30	9.15	1.75
Hypothetical	1,000.00	1,016.12	8.75	1.75
Class I (formerly Select Class)
Actual	1,000.00	1,113.30	4.72	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class R2
Actual	1,000.00	1,109.90	7.79	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class R6
Actual	1,000.00	1,114.40	3.72	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

APRIL 30, 2017	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	181

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. April 2017.	SAN-INTEQ-417

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Office
July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 5, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 5, 2017